UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23346

Name of Fund:  BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds II, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2023

Date of reporting period: 12/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
DECEMBER 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended December 31, 2023. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the year before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies and small-capitalization U.S. stocks also advanced. Meanwhile, international developed market equities and emerging market stocks posted solid gains.
The 10-year U.S. Treasury yield ended 2023 where it began despite an eventful year that saw significant moves in bond markets. Overall, U.S. Treasuries gained as investors began to anticipate looser financial conditions.
The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
We believe developed market equities have priced in an optimistic scenario for rate cuts, which we view as premature, so we prefer an underweight stance in the near term. Nevertheless, we are overweight on Japanese stocks as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an
AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S.
mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
8.04% 26.29%
U.S. small cap equities
(Russell 2000
®
Index)
8.18 16.93
International equities (MSCI
Europe, Australasia, Far
East Index)
5.88 18.24
Emerging market equities
(MSCI Emerging Markets
Index)
4.71 9.83
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.70 5.02
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.11 2.83
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
3.37 5.53
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
3.63 6.40
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.65 13.44
This Page is not Part of Your Fund Report

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock High Yield V.I. Fund
Investment Objective
BlackRock High Yield V.I. Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
During the 12-month period ended December 31, 2023, the Fund underperformed the benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
High-yield corporate bonds experienced strong positive returns during the reporting period, as credit sentiment was supported by continued declines in inflation and resilient economic data.
In sector terms, security selection within technology and chemicals contributed positively to performance relative to the benchmark. By credit quality, the Fund’s underweight allocation to BB-rated issuers and security selection within B-rated issuers was additive. Out-of-benchmark exposure to floating rate bank loans also contributed.
On the downside, in sector terms an underweight allocation to retailers and security selection within both leisure and finance companies detracted from relative performance.
The Fund’s position in U.S. Treasuries also weighed on performance in a strong market for high yield.
Describe recent portfolio activity.
While key positioning themes have remained broadly consistent, the Fund tactically navigated sector- and issuer-level positioning to take advantage of market opportunities.
In this vein, the Fund reduced exposure to bank loans and investment grade corporate bonds throughout the period as more interesting relative value opportunities developed within the high yield market. The Fund also increased its position in B-rated credits and decreased its position in BB-Rated credits.
Describe portfolio positioning at period end.
Within the Fund’s core allocation to high yield corporate bonds, the Fund was underweight BB-rated credits and overweight B-rated and select CCC-rated credits. The Fund also held tactical exposure to secured BBB-rated bonds issued by legacy high yield companies for refinancing purposes. In sector terms, the Fund’s largest allocations included technology, independent energy, midstream energy, cable and satellite, and healthcare. The Fund continued to hold meaningful tactical allocations to bank loans and investment grade corporate bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock High Yield V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock
High Yield V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the
performance and accounting survivor of the Reorganization.`
(c)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
1 Year 5 Years 10 Years
Class I
(c)
................................................... 7.33% 7.25% 13.21% 5.74% 4.46%
Class III
(c)
................................................... 7.10 6.99 12.94 5.49 4.21
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index ............ — — 13.44 5.35 4.59
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend/ payable date.
Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Variable Series Funds, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock High Yield V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,072.20 $ 3.03 $ 1,000.00 $ 1,022.28 $ 2.96 0.58%
Class III .................................. 1,000.00 1,070.90 4.28 1,000.00 1,021.07 4.18 0.82
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AA/Aa ......................................... 0.1%
A ............................................. 0.8
BBB/Baa ....................................... 6.0
BB/Ba ......................................... 40.1
B ............................................ 43.7
CCC/Caa ....................................... 8.8
NR ........................................... 0.5
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
December 31, 2023
BlackRock High Yield V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$552,653)
(a)(b)
................... 56,202 $ 219,188
Chemicals — 0.1%
Element Solutions, Inc. ............... 18,781 434,592
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(a)
............ 880 2,359
Financial Services — 0.0%
Block, Inc., Class A
(a)
................ 2,003 154,932
Ground Transportation — 0.1%
Uber Technologies, Inc.
(a)
............. 6,319 389,061
Hotels, Restaurants & Leisure — 0.0%
Aramark ......................... 7,756 217,945
IT Services — 0.0%
Twilio, Inc., Class A
(a)
................ 997 75,642
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 58,591 1,169,476
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP
(a)
............. 46,888 261,166
Pharmaceuticals — 0.1%
Catalent, Inc.
(a)
.................... 12,817 575,868
Software — 0.1%
Informatica, Inc., Class A
(a)
............ 21,967 623,643
Total Common Stocks — 0.5%
(Cost: $3,984,188) .............................. 4,123,872
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.6%
(c)
Bombardier, Inc.
7.13%, 06/15/26 ................. USD 1,882 1,873,213
7.88%, 04/15/27 ................. 505 505,089
6.00%, 02/15/28 ................. 1,539 1,499,410
7.50%, 02/01/29 ................. 199 202,299
8.75%, 11/15/30 ................. 1,478 1,573,631
7.45%, 05/01/34 ................. 301 343,140
BWX Technologies, Inc.
4.13%, 06/30/28 ................. 457 423,772
4.13%, 04/15/29 ................. 458 417,925
Castlelake Aviation Finance DAC, 5.00%,
04/15/27 ..................... 80 74,893
Embraer Netherlands Finance BV, 7.00%,
07/28/30 ..................... 941 983,241
F-Brasile SpA, Series XR, 7.38%, 08/15/26 . 1,600 1,563,767
Rolls-Royce plc, 5.75%, 10/15/27 ....... 1,955 1,958,359
Spirit AeroSystems, Inc.
9.38%, 11/30/29 ................. 1,313 1,436,782
9.75%, 11/15/30 ................. 1,343 1,443,690
TransDigm, Inc.
6.25%, 03/15/26 ................. 4,460 4,452,294
6.75%, 08/15/28 ................. 5,718 5,849,983
7.13%, 12/01/31 ................. 2,699 2,828,323
Triumph Group, Inc., 9.00%, 03/15/28 .... 2,759 2,933,769
30,363,580
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.1%
GN Bondco LLC, 9.50%, 10/15/31
(c)
..... USD 886 $ 864,993
Automobile Components — 1.6%
Clarios Global LP
6.75%, 05/15/25
(c)
................ 1,117 1,126,830
4.38%, 05/15/26
(d)
................ EUR 560 612,948
8.50%, 05/15/27
(c)
................ USD 5,696 5,715,856
6.75%, 05/15/28
(c)
................ 1,740 1,775,174
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 304 300,960
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. 176 166,290
5.63%, 04/30/33 ................. 248 222,304
Icahn Enterprises LP
6.25%, 05/15/26 ................. 202 192,730
5.25%, 05/15/27 ................. 2,392 2,148,552
9.75%, 01/15/29
(c)
................ 720 734,544
4.38%, 02/01/29 ................. 644 537,779
Tenneco, Inc., 8.00%, 11/17/28
(c)
....... 60 51,225
13,585,192
Automobiles — 0.1%
Ford Motor Co.
3.25%, 02/12/32 ................. 257 213,748
6.10%, 08/19/32 ................. 597 601,794
815,542
Banks — 1.2%
Banco Espirito Santo SA
(a)(d)(e)
2.63%, 05/08/17 ................. EUR 100 28,703
4.75%, 01/15/18 ................. 100 28,703
4.00%, 01/21/23 ................. 100 28,702
Banco Santander SA, 6.92%, 08/08/33 .... USD 400 426,266
Barclays plc
5.20%, 05/12/26 ................. 200 198,703
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(f)(g)
.................... 940 730,761
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(f)(g)
.................... 390 382,751
(USISSO05 + 5.78%), 9.63%
(f)(g)
...... 2,040 2,119,050
BNP Paribas SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.35%), 8.50%
(c)(f)(g)
.............. 1,025 1,073,405
Citigroup, Inc.
(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.21%),
7.63%
(f)
..................... 780 796,458
(1-day SOFR + 2.66%), 6.17%, 05/25/34 950 983,037
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(c)(f)(g)
.............. 460 390,217
HSBC Holdings plc
(f)(g)
(5-Year USD Swap Rate + 3.75%), 6.00% 465 444,103
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.65%), 4.60% 200 166,803
Intesa Sanpaolo SpA
(c)(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32 .................... 320 263,862
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42 .................... 235 167,325
Lloyds Banking Group plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.91%), 8.00%
(f)(g)
............... 505 506,009

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.61%), 7.63%
(f)(g)
............... USD 1,064 $ 1,116,467
9,851,325
Broadline Retail — 0.4%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 282 238,157
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 82 80,353
3.50%, 03/01/29 ................. 419 379,487
LCM Investments Holdings II LLC
4.88%, 05/01/29 ................. 850 789,577
8.25%, 08/01/31 ................. 768 801,565
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 231 221,183
5.63%, 02/15/29 ................. 164 159,285
4.13%, 08/01/30 ................. 368 333,925
3.63%, 10/01/31 ................. 405 349,928
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 227 218,135
3,571,595
Building Products — 0.9%
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 ................. 1,024 988,160
6.38%, 06/15/30 ................. 724 729,425
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
.................... 560 568,416
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
............... 200 193,467
JELD-WEN, Inc., 4.63%, 12/15/25
(c)
..... 600 580,500
Masonite International Corp.
(c)
5.38%, 02/01/28 ................. 74 71,040
3.50%, 02/15/30 ................. 454 393,536
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 ................. 181 172,658
9.75%, 07/15/28 ................. 215 215,000
Standard Industries, Inc.
2.25%, 11/21/26
(d)
................ EUR 200 208,095
5.00%, 02/15/27
(c)
................ USD 345 336,353
4.75%, 01/15/28
(c)
................ 108 103,971
4.38%, 07/15/30
(c)
................ 1,017 934,001
3.38%, 01/15/31
(c)
................ 558 480,031
Summit Materials LLC
(c)
5.25%, 01/15/29 ................. 34 32,895
7.25%, 01/15/31 ................. 1,118 1,178,041
7,185,589
Capital Markets — 0.9%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 311 326,983
Ares Capital Corp., 7.00%, 01/15/27 ..... 340 349,723
Aretec Group, Inc., 10.00%, 08/15/30
(c)
.... 200 212,530
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 167 169,952
3.25%, 03/15/27 ................. 155 142,189
Blue Owl Capital Corp.
3.75%, 07/22/25 ................. 380 363,972
3.40%, 07/15/26 ................. 131 121,789
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(c)
357 367,797
Blue Owl Credit Income Corp.
5.50%, 03/21/25 ................. 386 380,540
3.13%, 09/23/26 ................. 90 82,191
7.75%, 09/16/27 ................. 644 663,993
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 403 380,682
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
............... 250 229,974
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Macquarie Bank Ltd., 6.80%, 01/18/33
(c)
... USD 233 $ 247,664
Northern Trust Corp., 6.13%, 11/02/32 .... 244 262,015
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(c)
.................... 396 417,113
UBS Group AG
(c)(f)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 9.25% 1,095 1,181,261
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.31%), 4.38% 320 252,729
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25% 1,240 1,374,249
7,527,346
Chemicals — 2.4%
Ashland, Inc., 3.38%, 09/01/31
(c)
........ 403 347,353
Avient Corp., 7.13%, 08/01/30
(c)
........ 440 457,714
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(c)
............... 653 684,823
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. 490 476,171
3.38%, 02/15/29 ................. 687 616,534
Celanese US Holdings LLC, 6.70%, 11/15/33 246 266,811
Chemours Co. (The)
(c)
5.75%, 11/15/28 ................. 818 779,149
4.63%, 11/15/29 ................. 202 177,347
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 3,726 3,430,292
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 776 772,120
HB Fuller Co., 4.25%, 10/15/28 ........ 185 172,985
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 1,439 1,180,536
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 779 744,880
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 132 118,210
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)
. 617 460,000
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 296 250,308
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
388 373,136
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 39 38,659
Olympus Water US Holding Corp., 9.75%,
11/15/28
(c)
.................... 2,240 2,377,520
SCIL IV LLC, 5.38%, 11/01/26
(c)
........ 537 515,484
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 ................. 222 197,249
4.00%, 04/01/31 ................. 325 275,732
4.38%, 02/01/32 ................. 533 450,396
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
.................... 1,346 1,167,655
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. 419 403,120
5.63%, 08/15/29 ................. 2,904 2,555,395
7.38%, 03/01/31 ................. 816 816,249
20,105,828
Commercial Services & Supplies — 3.8%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 58 53,375
4.88%, 07/15/32 ................. 694 641,943
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 2,415 2,402,319
9.75%, 07/15/27 ................. 617 604,596
4.63%, 06/01/28 ................. 3,989 3,634,944
6.00%, 06/01/29 ................. 3,340 2,723,082
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 453 412,210
4.75%, 10/15/29 ................. 225 211,347
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 455 453,862
5.75%, 07/15/29 ................. 500 466,127
Aramark Services, Inc., 5.00%, 02/01/28
(c)
.. 2,050 1,988,582

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Ashtead Capital, Inc., 5.95%, 10/15/33
(c)
... USD 495 $ 504,306
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 233 228,315
5.13%, 07/15/29 ................. 108 103,233
6.38%, 02/01/31 ................. 228 231,661
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 365 318,897
5.00%, 09/01/30 ................. 200 170,232
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 767 739,533
9.50%, 11/01/27 ................. 418 421,406
7.75%, 02/15/28 ................. 1,777 1,838,501
6.00%, 06/01/29 ................. 63 56,472
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 176 173,399
3.75%, 08/01/25 ................. 462 451,192
5.13%, 12/15/26 ................. 843 834,066
4.00%, 08/01/28 ................. 689 636,906
3.50%, 09/01/28 ................. 113 104,419
4.75%, 06/15/29 ................. 1,333 1,255,633
4.38%, 08/15/29 ................. 849 783,529
6.75%, 01/15/31 ................. 1,622 1,671,116
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 170 169,745
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 846 788,893
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 319 320,728
6.25%, 01/15/28 ................. 1,447 1,438,562
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 105 95,274
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 3,537 3,404,362
Williams Scotsman, Inc.
(c)
6.13%, 06/15/25 ................. 421 421,830
4.63%, 08/15/28 ................. 255 240,854
7.38%, 10/01/31 ................. 892 935,491
31,930,942
Communications Equipment — 0.5%
(c)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 1,327 1,081,505
CommScope, Inc.
6.00%, 03/01/26 ................. 253 225,544
4.75%, 09/01/29 ................. 592 397,472
Viasat, Inc.
5.63%, 09/15/25 ................. 1,046 1,019,891
5.63%, 04/15/27 ................. 507 490,523
7.50%, 05/30/31 ................. 126 98,910
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 522 456,980
3,770,825
Construction & Engineering — 0.6%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 676 629,613
Brand Industrial Services, Inc., 10.38%,
08/01/30 ..................... 3,599 3,806,050
Dycom Industries, Inc., 4.50%, 04/15/29 ... 279 258,890
MasTec, Inc., 4.50%, 08/15/28 ......... 63 59,161
Pike Corp., 8.63%, 01/31/31 .......... 214 224,880
4,978,594
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC
(c)
6.00%, 11/01/28 ................. 1,458 1,435,517
8.88%, 11/15/31 ................. 1,756 1,845,865
3,281,382
Security
Par (000)
Par (000) Value
Consumer Finance — 1.3%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(c)
.................... USD 337 $ 349,359
Capital One Financial Corp., (1-day SOFR +
2.86%), 6.38%, 06/08/34
(g)
.......... 230 236,715
Ford Motor Credit Co. LLC
7.35%, 03/06/30 ................. 1,052 1,130,165
7.20%, 06/10/30 ................. 1,562 1,663,602
Global Aircraft Leasing Co. Ltd.
(c)(h)
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(g)
............... 403 378,915
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 283 265,792
Macquarie Airfinance Holdings Ltd.
(c)
8.38%, 05/01/28 ................. 228 238,796
8.13%, 03/30/29 ................. 553 578,008
Navient Corp.
5.50%, 03/15/29 ................. 249 229,613
9.38%, 07/25/30 ................. 787 824,522
OneMain Finance Corp.
6.88%, 03/15/25 ................. 386 390,740
7.13%, 03/15/26 ................. 837 852,726
3.50%, 01/15/27 ................. 197 182,312
6.63%, 01/15/28 ................. 155 156,479
9.00%, 01/15/29 ................. 1,180 1,247,530
5.38%, 11/15/29 ................. 157 147,015
7.88%, 03/15/30 ................. 934 961,433
4.00%, 09/15/30 ................. 1,035 885,707
SLM Corp., 3.13%, 11/02/26 .......... 393 366,447
11,085,876
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc.
(c)
4.63%, 01/15/27 ................. 471 457,908
5.88%, 02/15/28 ................. 345 345,232
6.50%, 02/15/28 ................. 320 323,823
3.50%, 03/15/29 ................. 662 601,084
4.88%, 02/15/30 ................. 1,672 1,600,650
Performance Food Group, Inc., 4.25%,
08/01/29
(c)
.................... 800 733,754
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
155 125,479
US Foods, Inc.
(c)
6.88%, 09/15/28 ................. 471 484,829
4.75%, 02/15/29 ................. 780 740,800
4.63%, 06/01/30 ................. 84 78,285
7.25%, 01/15/32 ................. 568 592,260
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 ................. 74 65,140
4.80%, 11/18/44 ................. 236 196,630
4.10%, 04/15/50 ................. 353 256,339
6,602,213
Containers & Packaging — 2.7%
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................ 771 768,238
3.25%, 09/01/28
(c)
................ 200 174,964
3.00%, 09/01/29
(d)
................ EUR 200 177,427
4.00%, 09/01/29
(c)
................ USD 2,789 2,360,823
Ardagh Packaging Finance plc
5.25%, 04/30/25
(c)
................ 1,315 1,278,866
2.13%, 08/15/26
(d)
................ EUR 366 359,252
4.13%, 08/15/26
(c)
................ USD 869 792,962
5.25%, 08/15/27
(c)
................ 395 306,862
Ball Corp., 6.00%, 06/15/29 .......... 446 455,443
Canpack SA, 3.13%, 11/01/25
(c)
........ 211 200,582
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 878 863,574

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
8.75%, 04/15/30 ................. USD 1,990 $ 1,855,410
Crown Americas LLC
4.25%, 09/30/26 ................. 275 266,750
5.25%, 04/01/30 ................. 32 31,515
Graphic Packaging International LLC
4.75%, 07/15/27
(c)
................ 128 124,160
3.50%, 03/15/28
(c)
................ 8 7,423
2.63%, 02/01/29
(d)
................ EUR 200 203,338
LABL, Inc.
(c)
6.75%, 07/15/26 ................. USD 159 154,613
5.88%, 11/01/28 ................. 489 443,046
9.50%, 11/01/28 ................. 1,164 1,175,640
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 08/15/26 ................. 6,852 6,973,150
9.25%, 04/15/27 ................. 258 253,241
OI European Group BV, 6.25%, 05/15/28
(c)
. EUR 270 311,778
Owens-Brockway Glass Container, Inc.
(c)
6.63%, 05/13/27 ................. USD 91 91,011
7.25%, 05/15/31 ................. 396 401,501
Sealed Air Corp.
(c)
4.00%, 12/01/27 ................. 143 134,216
6.13%, 02/01/28 ................. 347 349,988
5.00%, 04/15/29 ................. 146 141,184
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
329 352,030
Trivium Packaging Finance BV
(c)(i)
5.50%, 08/15/26 ................. 1,559 1,529,549
8.50%, 08/15/27 ................. 200 196,100
22,734,636
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 72 64,186
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 702 676,915
Resideo Funding, Inc., 4.00%, 09/01/29 ... 124 108,190
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 158 162,672
1,011,963
Diversified Consumer Services — 0.6%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 105 104,368
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 244 220,657
Service Corp. International
5.13%, 06/01/29 ................. 302 295,960
3.38%, 08/15/30 ................. 279 243,315
4.00%, 05/15/31 ................. 1,352 1,210,716
Sotheby's
(c)
7.38%, 10/15/27 ................. 1,591 1,534,354
5.88%, 06/01/29 ................. 1,375 1,189,182
4,798,552
Diversified REITs — 0.8%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 198 165,451
HAT Holdings I LLC
(c)
3.38%, 06/15/26 ................. 384 360,910
8.00%, 06/15/27 ................. 267 278,039
Highwoods Realty LP, 7.65%, 02/01/34 ... 130 140,244
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 1,086 994,752
MPT Operating Partnership LP
2.50%, 03/24/26 ................. GBP 567 586,189
4.63%, 08/01/29 ................. USD 1,572 1,130,364
3.50%, 03/15/31 ................. 1,078 673,995
VICI Properties LP
4.63%, 12/01/29
(c)
................ 952 897,021
4.95%, 02/15/30 ................. 323 313,413
4.13%, 08/15/30
(c)
................ 562 511,940
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
5.63%, 05/15/52 ................. USD 697 $ 668,291
6,720,609
Diversified Telecommunication Services — 5.1%
Altice France SA
(c)
8.13%, 02/01/27 ................. 2,411 2,222,533
5.50%, 01/15/28 ................. 503 414,258
5.13%, 07/15/29 ................. 1,595 1,240,941
5.50%, 10/15/29 ................. 442 346,583
CCO Holdings LLC
(c)
5.00%, 02/01/28 ................. 390 373,145
5.38%, 06/01/29 ................. 162 152,699
6.38%, 09/01/29 ................. 1,584 1,562,082
4.75%, 03/01/30 ................. 900 822,388
4.50%, 08/15/30 ................. 334 301,096
4.25%, 02/01/31 ................. 1,874 1,637,745
7.38%, 03/01/31 ................. 4,760 4,885,493
4.75%, 02/01/32 ................. 652 575,038
4.25%, 01/15/34 ................. 1,431 1,162,869
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 746 720,712
5.00%, 05/01/28 ................. 1,499 1,385,341
8.75%, 05/15/30 ................. 3,005 3,091,270
8.63%, 03/15/31 ................. 253 257,959
Iliad Holding SASU
(c)
6.50%, 10/15/26 ................. 2,446 2,441,214
7.00%, 10/15/28 ................. 667 663,725
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 2,099 2,015,040
4.63%, 09/15/27 ................. 2,438 1,462,800
3.63%, 01/15/29 ................. 223 113,730
11.00%, 11/15/29
(j)
............... 1,346 1,345,687
10.50%, 05/15/30 ................ 1,815 1,759,978
Lumen Technologies, Inc., 4.00%, 02/15/27
(c)
1,063 686,028
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... 200 189,310
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 368 359,943
6.00%, 09/30/34 ................. 1,048 995,263
7.20%, 07/18/36 ................. 434 435,660
7.72%, 06/04/38 ................. 488 496,950
Uniti Group LP, 10.50%, 02/15/28
(c)
...... 2,149 2,178,667
Virgin Media Secured Finance plc, 4.50%,
08/15/30
(c)
.................... 200 178,060
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 6,416 5,144,186
6.13%, 03/01/28 ................. 1,909 1,402,084
43,020,477
Electric Utilities — 0.9%
Alexander Funding Trust II, 7.47%, 07/31/28
(c)
425 446,266
FirstEnergy Corp., 2.65%, 03/01/30 ...... 122 105,399
NextEra Energy Operating Partners LP
(c)
4.25%, 09/15/24 ................. 13 12,578
3.88%, 10/15/26 ................. 153 145,674
7.25%, 01/15/29 ................. 402 420,857
NRG Energy, Inc., 7.00%, 03/15/33
(c)
..... 375 396,358
Pacific Gas & Electric Co., 6.95%, 03/15/34 . 980 1,076,442
Palomino Funding Trust I, 7.23%, 05/17/28
(c)
323 340,169
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 426 402,936
PG&E Corp., 4.25%, 12/01/27
(c)(k)
....... 2,070 2,169,360
Vistra Operations Co. LLC
(c)
7.75%, 10/15/31 ................. 1,218 1,265,002
6.95%, 10/15/33 ................. 505 531,480
7,312,521

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.5%
(c)
Regal Rexnord Corp.
6.05%, 04/15/28 ................. USD 1,352 $ 1,368,598
6.30%, 02/15/30 ................. 410 420,623
6.40%, 04/15/33 ................. 430 448,176
Sensata Technologies BV
4.00%, 04/15/29 ................. 29 26,950
5.88%, 09/01/30 ................. 315 312,958
Vertiv Group Corp., 4.13%, 11/15/28 ..... 1,553 1,457,055
4,034,360
Electronic Equipment, Instruments & Components — 0.4%
(c)
Coherent Corp., 5.00%, 12/15/29 ....... 1,209 1,148,254
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 1,844 1,710,241
3.75%, 02/15/31 ................. 597 525,796
3,384,291
Energy Equipment & Services — 4.5%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 579 580,448
6.25%, 04/01/28 ................. 2,624 2,584,640
Borr IHC Ltd.
(c)
10.00%, 11/15/28 ................ 867 906,041
10.38%, 11/15/30 ................ 451 465,235
Enerflex Ltd., 9.00%, 10/15/27
(c)
........ 540 520,913
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 384 369,105
7.50%, 01/15/28 ................. 397 343,305
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 1,629 1,628,457
7.38%, 05/15/27
(c)
................ 674 660,307
9.13%, 01/31/30
(c)
................ 658 660,671
Nine Energy Service, Inc., 13.00%, 02/01/28 176 155,320
Noble Finance II LLC, 8.00%, 04/15/30
(c)
... 689 716,941
Oceaneering International, Inc., 6.00%,
02/01/28
(c)
.................... 171 165,747
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 230 243,663
Precision Drilling Corp., 6.88%, 01/15/29
(c)
. 25 24,108
Seadrill Finance Ltd., 8.38%, 08/01/30
(c)
... 577 602,001
Tervita Corp., 11.00%, 12/01/25
(c)
....... 125 131,250
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
. 312 316,670
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
.................... 368 381,795
Transocean, Inc.
(c)
7.50%, 01/15/26 ................. 1,576 1,548,358
11.50%, 01/30/27 ................ 1,215 1,269,675
8.00%, 02/01/27 ................. 956 932,100
8.75%, 02/15/30 ................. 2,404 2,511,082
USA Compression Partners LP
6.88%, 04/01/26 ................. 1,948 1,939,784
6.88%, 09/01/27 ................. 899 888,344
Valaris Ltd., 8.38%, 04/30/30
(c)
......... 1,758 1,801,141
Venture Global LNG, Inc.
(c)
8.13%, 06/01/28 ................. 1,836 1,854,171
9.50%, 02/01/29 ................. 5,331 5,641,088
8.38%, 06/01/31 ................. 3,098 3,096,396
9.88%, 02/01/32 ................. 2,538 2,643,680
Weatherford International Ltd.
(c)
6.50%, 09/15/28 ................. 294 304,237
8.63%, 04/30/30 ................. 1,885 1,968,051
37,854,724
Entertainment — 0.4%
(c)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 638 477,288
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 59 58,468
Security
Par (000)
Par (000) Value
Entertainment (continued)
5.63%, 03/15/26 ................. USD 118 $ 116,922
6.50%, 05/15/27 ................. 1,211 1,232,219
4.75%, 10/15/27 ................. 801 768,027
3.75%, 01/15/28 ................. 728 678,927
Playtika Holding Corp., 4.25%, 03/15/29 ... 187 163,167
3,495,018
Financial Services — 3.0%
Block, Inc.
2.75%, 06/01/26 ................. 1,983 1,870,028
3.50%, 06/01/31 ................. 2,062 1,830,955
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 549 547,298
Freedom Mortgage Corp.
(c)
12.00%, 10/01/28 ................ 247 269,755
12.25%, 10/01/30 ................ 247 271,146
GGAM Finance Ltd.
(c)
7.75%, 05/15/26 ................. 103 104,545
8.00%, 02/15/27 ................. 1,060 1,086,542
8.00%, 06/15/28 ................. 399 412,805
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
.. 665 595,228
MGIC Investment Corp., 5.25%, 08/15/28 .. 241 234,594
Nationstar Mortgage Holdings, Inc.
(c)
5.00%, 02/01/26 ................. 3,471 3,394,493
6.00%, 01/15/27 ................. 231 229,267
5.13%, 12/15/30 ................. 270 244,116
5.75%, 11/15/31 ................. 474 441,961
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(c)
599 636,435
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(c)
.................... 679 698,940
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 463 456,835
7.75%, 02/15/26 ................. 925 941,030
6.88%, 04/01/27 ................. 322 321,779
8.00%, 04/15/27 ................. 604 626,092
5.88%, 07/01/29 ................. 1,198 1,168,002
9.88%, 07/15/31 ................. 740 822,325
7.00%, 01/15/32 ................. 797 822,243
Rocket Mortgage LLC
(c)
2.88%, 10/15/26 ................. 2,098 1,935,405
3.88%, 03/01/31 ................. 890 782,751
4.00%, 10/15/33 ................. 329 279,495
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 1,645 1,599,615
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. 2,252 2,267,827
24,891,507
Food Products — 1.1%
B&G Foods, Inc., 8.00%, 09/15/28
(c)
..... 273 286,662
Chobani LLC
(c)
7.50%, 04/15/25 ................. 3,107 3,091,465
4.63%, 11/15/28 ................. 1,988 1,858,402
Darling Global Finance BV, 3.63%, 05/15/26
(d)
EUR 290 315,861
Darling Ingredients, Inc.
(c)
5.25%, 04/15/27 ................. USD 395 388,797
6.00%, 06/15/30 ................. 459 459,340
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 76 74,328
4.13%, 01/31/30 ................. 991 913,633
4.38%, 01/31/32 ................. 1,182 1,078,307
Post Holdings, Inc.
(c)
5.75%, 03/01/27 ................. 2 1,984
5.50%, 12/15/29 ................. 51 49,142
4.63%, 04/15/30 ................. 335 308,148
4.50%, 09/15/31 ................. 180 161,306
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... 203 175,631
9,163,006

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities — 0.2%
(c)
AmeriGas Partners LP, 9.38%, 06/01/28 ... USD 755 $ 779,672
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28 ................ 629 660,176
Suburban Propane Partners LP, 5.00%,
06/01/31 ..................... 183 165,905
1,605,753
Ground Transportation — 0.6%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
389 385,328
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(c)
564 563,224
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. 441 407,744
RXO, Inc., 7.50%, 11/15/27
(c)
.......... 176 181,607
Uber Technologies, Inc.
0.00%, 12/15/25
(k)(l)
............... 621 631,470
8.00%, 11/01/26
(c)
................ 398 405,383
4.50%, 08/15/29
(c)
................ 2,332 2,224,650
4,799,406
Health Care Equipment & Supplies — 1.5%
Avantor Funding, Inc.
2.63%, 11/01/25
(d)
................ EUR 200 215,659
3.88%, 07/15/28
(d)
................ 100 107,911
4.63%, 07/15/28
(c)
................ USD 1,363 1,317,313
3.88%, 11/01/29
(c)
................ 431 391,399
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(c)
.................... 3,836 4,046,750
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 414 442,208
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 1,183 1,069,603
5.25%, 10/01/29 ................. 5,063 4,772,264
Teleflex, Inc.
4.63%, 11/15/27 ................. 45 43,743
4.25%, 06/01/28
(c)
................ 222 210,408
12,617,258
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 189 186,136
5.00%, 04/15/29 ................. 144 138,240
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
729 634,465
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 ................. 1,026 953,290
6.00%, 01/15/29 ................. 1,060 954,138
5.25%, 05/15/30 ................. 2,107 1,762,182
4.75%, 02/15/31 ................. 1,436 1,128,890
Encompass Health Corp.
4.50%, 02/01/28 ................. 40 38,271
4.75%, 02/01/30 ................. 674 634,726
4.63%, 04/01/31 ................. 527 484,937
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 1,796 1,667,603
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(c)
.................... 456 420,997
LifePoint Health, Inc.
(c)
9.88%, 08/15/30 ................. 857 866,076
11.00%, 10/15/30 ................ 1,411 1,485,998
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 1,172 1,157,350
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 332 313,999
3.88%, 05/15/32 ................. 258 225,431
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 533 481,703
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 118 115,050
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 216 214,289
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 564 561,885
10.00%, 04/15/27 ................ 571 576,710
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. USD 816 $ 806,806
5.13%, 11/01/27 ................. 653 638,341
4.63%, 06/15/28 ................. 96 91,614
6.13%, 10/01/28 ................. 698 696,025
6.13%, 06/15/30 ................. 375 379,157
6.75%, 05/15/31
(c)
................ 2,606 2,663,462
20,277,771
Health Care Technology — 0.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
6,362 5,771,463
IQVIA, Inc.
1.75%, 03/15/26
(d)
................ EUR 190 201,073
5.00%, 10/15/26
(c)
................ USD 298 295,153
5.00%, 05/15/27
(c)
................ 426 418,096
6.25%, 02/01/29
(c)
................ 958 1,000,101
6.50%, 05/15/30
(c)
................ 200 205,021
7,890,907
Hotel & Resort REITs — 0.7%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 706 681,915
7.25%, 07/15/28
(c)
................ 763 793,281
4.50%, 02/15/29
(c)
................ 1,146 1,065,826
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 258 244,454
4.00%, 09/15/29 ................. 217 195,003
Service Properties Trust
7.50%, 09/15/25 ................. 394 398,378
8.63%, 11/15/31
(c)
................ 2,768 2,899,295
6,278,152
Hotels, Restaurants & Leisure — 7.8%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 384 362,774
4.38%, 01/15/28 ................. 414 395,403
4.00%, 10/15/30 ................. 376 337,234
Allwyn Entertainment Financing UK plc, 7.88%,
04/30/29
(c)
.................... 300 308,760
Aramark International Finance SARL, 3.13%,
04/01/25
(d)
.................... EUR 752 823,084
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 360 346,356
4.75%, 06/15/31
(c)
................ 1,025 940,770
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 747 702,475
Caesars Entertainment, Inc.
(c)
8.13%, 07/01/27 ................. 3,734 3,827,720
4.63%, 10/15/29 ................. 1,102 994,011
7.00%, 02/15/30 ................. 3,069 3,147,066
Carnival Corp.
(c)
7.63%, 03/01/26 ................. 494 502,932
5.75%, 03/01/27 ................. 2,521 2,459,068
4.00%, 08/01/28 ................. 1,126 1,046,885
6.00%, 05/01/29 ................. 1,611 1,550,113
7.00%, 08/15/29 ................. 404 421,824
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
.................... 5,922 6,445,617
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 151 147,225
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 899 894,481
6.50%, 10/01/28 ................. 87 86,340
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 761 753,017
4.75%, 01/15/28 ................. 875 838,596
5.75%, 04/01/30 ................. 1,521 1,482,962
6.75%, 05/01/31 ................. 1,647 1,671,599

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. USD 872 $ 791,227
6.75%, 01/15/30 ................. 139 122,042
GLP Capital LP
3.25%, 01/15/32 ................. 661 558,051
6.75%, 12/01/33 ................. 375 404,561
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 531 531,201
3.75%, 05/01/29
(c)
................ 305 282,774
4.88%, 01/15/30 ................. 497 481,671
4.00%, 05/01/31
(c)
................ 30 27,478
3.63%, 02/15/32
(c)
................ 123 107,343
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 232 232,000
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 741 735,672
8.00%, 04/15/26 ................. 922 930,383
Light & Wonder International, Inc.
(c)
7.00%, 05/15/28 ................. 256 258,605
7.25%, 11/15/29 ................. 193 197,615
7.50%, 09/01/31 ................. 811 845,918
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
.................... 525 542,832
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
693 689,535
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
412 354,782
Melco Resorts Finance Ltd.
(c)
4.88%, 06/06/25 ................. 500 485,469
5.63%, 07/17/27 ................. 200 187,562
5.75%, 07/21/28 ................. 200 184,125
5.38%, 12/04/29 ................. 1,800 1,584,000
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
800 791,812
MGM China Holdings Ltd.
(c)
5.25%, 06/18/25 ................. 200 195,750
5.88%, 05/15/26 ................. 200 195,000
4.75%, 02/01/27 ................. 200 189,750
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 220 204,600
Motion Bondco DAC, 6.63%, 11/15/27
(c)
... 615 568,754
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 ................. 970 947,843
8.38%, 02/01/28 ................. 279 295,432
8.13%, 01/15/29 ................. 282 294,572
7.75%, 02/15/29 ................. 593 596,590
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 780 746,641
Ontario Gaming GTA LP, 8.00%, 08/01/30
(c)
. 680 701,250
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 214 171,200
5.88%, 09/01/31 ................. 239 186,420
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(c)
.................... 324 345,768
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 371 353,622
Royal Caribbean Cruises Ltd.
(c)
4.25%, 07/01/26 ................. 181 174,823
5.50%, 08/31/26 ................. 289 286,153
5.38%, 07/15/27 ................. 339 335,583
5.50%, 04/01/28 ................. 242 238,917
8.25%, 01/15/29 ................. 403 426,958
7.25%, 01/15/30 ................. 698 728,977
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
.................... 804 760,126
Six Flags Entertainment Corp., 7.25%,
05/15/31
(c)
.................... 2,542 2,549,829
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
284 285,230
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 392 369,589
4.63%, 12/01/31 ................. 750 676,256
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd.
(c)
5.88%, 09/15/27 ................. USD 612 $ 590,580
7.00%, 02/15/29 ................. 123 121,943
9.13%, 07/15/31 ................. 2,181 2,324,067
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 343 334,425
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 227 212,279
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 483 470,009
Wynn Macau Ltd.
(c)
5.50%, 10/01/27 ................. 200 187,562
5.63%, 08/26/28 ................. 2,301 2,126,268
5.13%, 12/15/29 ................. 480 425,100
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 ................. 2,045 1,930,044
7.13%, 02/15/31 ................. 1,429 1,488,192
Yum! Brands, Inc., 4.75%, 01/15/30
(c)
..... 388 376,096
65,225,168
Household Durables — 0.6%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 116 112,570
4.63%, 08/01/29 ................. 208 184,965
4.63%, 04/01/30 ................. 325 291,132
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 418 371,037
4.88%, 02/15/30 ................. 307 269,984
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
615 608,444
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
283 299,077
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 205 198,850
KB Home, 7.25%, 07/15/30 ........... 145 150,091
LGI Homes, Inc., 8.75%, 12/15/28
(c)
...... 314 334,017
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 246 239,161
4.63%, 03/01/30 ................. 262 242,810
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
413 296,844
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 182 182,910
5.13%, 08/01/30 ................. 49 47,402
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 711 642,169
3.88%, 10/15/31 ................. 115 97,225
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 123 123,000
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 385 378,262
5.70%, 06/15/28 ................. 91 89,749
5,159,699
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 105 102,018
4.13%, 10/15/30 ................. 325 295,600
4.13%, 04/30/31
(c)
................ 345 304,901
Spectrum Brands, Inc., 5.00%, 10/01/29
(c)
.. 264 251,889
954,408
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.
(c)
5.25%, 06/01/26 ................. 44 43,416
5.13%, 03/15/28 ................. 817 783,322
4.63%, 02/01/29 ................. 184 170,904
5.00%, 02/01/31 ................. 199 182,426
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 382 368,024

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
3.75%, 01/15/32 ................. USD 693 $ 602,027
NextEra Energy Partners LP
(c)(k)
0.00%, 11/15/25
(l)
................ 474 414,039
2.50%, 06/15/26 ................. 474 424,704
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
287 304,947
TransAlta Corp., 7.75%, 11/15/29 ....... 228 242,155
3,535,964
Industrial Conglomerates — 1.0%
Emerald Debt Merger Sub LLC
(c)
6.38%, 12/15/30 ................. EUR 370 436,257
6.63%, 12/15/30 ................. USD 7,400 7,558,138
7,994,395
Insurance — 3.7%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... 262 238,065
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 2,930 2,815,877
6.75%, 10/15/27 ................. 5,341 5,322,119
6.75%, 04/15/28 ................. 1,328 1,358,584
5.88%, 11/01/29 ................. 2,358 2,234,187
7.00%, 01/15/31 ................. 1,223 1,290,100
AmWINS Group, Inc., 4.88%, 06/30/29 .... 1,037 947,023
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 468 472,705
HUB International Ltd.
7.00%, 05/01/26 ................. 1,570 1,576,068
7.25%, 06/15/30 ................. 4,272 4,512,215
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 ................. 1,828 1,919,638
10.50%, 12/15/30 ................ 546 575,430
NFP Corp.
4.88%, 08/15/28 ................. 1,480 1,464,675
6.88%, 08/15/28 ................. 4,265 4,335,802
7.50%, 10/01/30 ................. 227 241,595
8.50%, 10/01/31 ................. 458 496,426
Ryan Specialty LLC, 4.38%, 02/01/30 .... 376 348,740
USI, Inc., 7.50%, 01/15/32 ........... 1,124 1,150,751
31,300,000
IT Services — 1.6%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
. 1,010 823,150
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 296 257,890
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 188 170,259
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
776 727,226
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.. 1,259 1,170,870
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 ................. 476 417,997
5.63%, 09/15/28 ................. 855 673,834
Central Parent LLC, 8.00%, 06/15/29
(c)
.... 1,104 1,152,311
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 105 99,574
3.75%, 10/01/30 ................. 122 107,845
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31
(c)
4,352 4,598,856
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
.................... 585 516,046
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(c)
.................... 283 304,437
Northwest Fiber LLC, 4.75%, 04/30/27
(c)
... 1,258 1,201,390
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 99 97,050
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 144 144,272
Twilio, Inc.
3.63%, 03/15/29 ................. 334 304,704
3.88%, 03/15/31 ................. 848 755,148
13,522,859
Security
Par (000)
Par (000) Value
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28
(c)
....... USD 209 $ 218,048
Mattel, Inc.
6.20%, 10/01/40 ................. 464 448,814
5.45%, 11/01/41 ................. 476 428,684
1,095,546
Life Sciences Tools & Services — 0.5%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 411 391,218
4.00%, 03/15/31 ................. 81 73,174
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 456 468,299
PRA Health Sciences, Inc., 2.88%, 07/15/26 204 190,625
Star Parent, Inc., 9.00%, 10/01/30 ....... 2,612 2,752,664
3,875,980
Machinery — 1.9%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 230 229,176
ATS Corp., 4.13%, 12/15/28
(c)
......... 188 172,909
Chart Industries, Inc.
(c)
7.50%, 01/01/30 ................. 1,703 1,780,056
9.50%, 01/01/31 ................. 196 212,889
Enpro, Inc., 5.75%, 10/15/26 .......... 568 562,216
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(c)
.................... 329 253,741
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(h)
........ 478 475,905
Madison IAQ LLC
(c)
4.13%, 06/30/28 ................. 585 531,847
5.88%, 06/30/29 ................. 1,109 977,122
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
145 132,095
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 258 154,542
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... 272 251,717
Terex Corp., 5.00%, 05/15/29
(c)
........ 823 775,678
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 1,748 1,759,012
Titan International, Inc., 7.00%, 04/30/28 .. 115 115,048
TK Elevator Holdco GmbH
6.63%, 07/15/28
(d)
................ EUR 360 365,655
7.63%, 07/15/28
(c)
................ USD 1,997 1,961,636
TK Elevator Midco GmbH, 4.38%, 07/15/27
(d)
EUR 472 503,765
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 4,053 3,981,493
Wabash National Corp., 4.50%, 10/15/28
(c)
. 442 398,824
15,595,326
Media — 5.2%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 3,202 2,841,482
AMC Networks, Inc., 4.75%, 08/01/25 .... 61 59,402
Banijay Entertainment SASU, 8.13%,
05/01/29
(c)
.................... 222 228,557
Cable One, Inc.
0.00%, 03/15/26
(k)(l)
............... 185 156,973
1.13%, 03/15/28
(k)
................ 419 317,392
4.00%, 11/15/30
(c)
................ 814 659,045
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... 1,420 1,426,847
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 865 825,717
7.75%, 04/15/28 ................. 650 560,433
9.00%, 09/15/28 ................. 3,419 3,567,607
7.50%, 06/01/29 ................. 1,252 1,041,001
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 655 519,500
CSC Holdings LLC
(c)
5.50%, 04/15/27 ................. 900 831,867
11.25%, 05/15/28 ................ 4,704 4,846,814
6.50%, 02/01/29 ................. 200 176,520
4.13%, 12/01/30 ................. 666 506,660
4.50%, 11/15/31 ................. 796 601,836

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. USD 933 $ 876,625
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 1,575 1,349,381
5.75%, 12/01/28
(c)
................ 153 122,033
5.13%, 06/01/29 ................. 762 392,727
DISH Network Corp., 11.75%, 11/15/27
(c)
.. 3,193 3,333,035
GCI LLC, 4.75%, 10/15/28
(c)
.......... 217 199,095
Gray Television, Inc.
(c)
5.88%, 07/15/26 ................. 389 378,385
7.00%, 05/15/27 ................. 743 706,221
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 280 246,392
Lamar Media Corp., 4.00%, 02/15/30 ..... 55 50,407
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
.................... 1,306 1,279,175
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 307 299,236
Nexstar Media, Inc., 5.63%, 07/15/27
(c)
.... 186 179,853
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 1,411 1,363,868
4.25%, 01/15/29 ................. 1,080 974,560
4.63%, 03/15/30 ................. 566 504,587
7.38%, 02/15/31 ................. 695 729,847
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 445 339,403
6.50%, 09/15/28 ................. 1,695 830,524
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 151 106,455
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 374 351,437
5.00%, 08/01/27 ................. 2,012 1,943,579
4.00%, 07/15/28 ................. 223 206,240
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 209 192,231
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ 93 90,456
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 400 374,000
Univision Communications, Inc.
(c)
6.63%, 06/01/27 ................. 315 314,141
8.00%, 08/15/28 ................. 1,723 1,777,481
7.38%, 06/30/30 ................. 386 384,893
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
882 776,257
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 208 188,768
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... 893 838,705
Warnermedia Holdings, Inc.
5.14%, 03/15/52 ................. 1,387 1,190,539
5.39%, 03/15/62 ................. 755 646,575
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 ................. 296 288,086
5.13%, 02/28/30 ................. 275 230,000
Ziggo BV, 4.88%, 01/15/30
(c)
.......... 565 503,972
43,726,822
Metals & Mining — 2.5%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(c)
. 580 605,149
ATI, Inc.
5.88%, 12/01/27 ................. 352 346,878
4.88%, 10/01/29 ................. 225 209,691
7.25%, 08/15/30 ................. 1,286 1,337,943
5.13%, 10/01/31 ................. 934 866,294
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 3,226 3,289,165
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 174 173,347
7.63%, 03/15/30 ................. 590 608,397
Constellium SE
4.25%, 02/15/26
(d)
................ EUR 223 244,645
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
5.63%, 06/15/28
(c)
................ USD 662 $ 646,061
3.75%, 04/15/29
(c)
................ 2,446 2,219,404
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 715 630,816
First Quantum Minerals Ltd., 8.63%, 06/01/31
(c)
771 649,043
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 704 651,080
4.50%, 06/01/31 ................. 1,550 1,336,142
Mineral Resources Ltd., 9.25%, 10/01/28
(c)
. 70 74,464
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 1,189 1,199,549
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 1,511 1,422,454
4.75%, 01/30/30 ................. 1,735 1,631,678
3.88%, 08/15/31 ................. 2,558 2,254,197
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(d)
EUR 500 520,517
20,916,914
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. USD 92 90,755
4.25%, 02/01/27 ................. 369 347,680
4.75%, 06/15/29 ................. 139 125,334
Starwood Property Trust, Inc., 4.38%, 01/15/27 84 79,164
642,933
Oil, Gas & Consumable Fuels — 7.3%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 1,291 1,297,455
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 309 306,601
5.38%, 06/15/29 ................. 422 405,698
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 127 130,318
Apache Corp., 5.35%, 07/01/49 ........ 218 181,257
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 ................. 1,339 1,687,140
8.25%, 12/31/28 ................. 2,000 2,011,622
Baytex Energy Corp., 8.50%, 04/30/30
(c)
... 819 847,591
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 28 27,142
5.85%, 11/15/43 ................. 237 191,994
5.60%, 10/15/44 ................. 158 121,569
Callon Petroleum Co.
6.38%, 07/01/26 ................. 342 340,376
8.00%, 08/01/28
(c)
................ 1,643 1,677,952
7.50%, 06/15/30
(c)
................ 1,651 1,665,068
Chesapeake Energy Corp.
(c)
5.88%, 02/01/29 ................. 32 31,359
6.75%, 04/15/29 ................. 797 804,414
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 453 452,263
6.38%, 06/15/26 ................. 856 853,174
8.38%, 01/15/29 ................. 1,234 1,268,959
Civitas Resources, Inc.
(c)
8.38%, 07/01/28 ................. 2,360 2,463,710
8.63%, 11/01/30 ................. 953 1,010,868
8.75%, 07/01/31 ................. 2,249 2,394,166
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
232 208,332
CNX Resources Corp., 7.38%, 01/15/31
(c)
.. 205 206,423
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 1,012 925,481
5.88%, 01/15/30 ................. 1,538 1,333,908
CQP Holdco LP, 5.50%, 06/15/31
(c)
...... 3,026 2,867,451
Crescent Energy Finance LLC
(c)
7.25%, 05/01/26 ................. 1,875 1,886,560
9.25%, 02/15/28 ................. 1,374 1,425,621
CrownRock LP, 5.00%, 05/01/29
(c)
....... 548 534,300

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
USD 536 $ 548,115
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 666 612,709
4.38%, 06/15/31 ................. 1,509 1,361,169
Enbridge, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.43%),
8.50%, 01/15/84
(g)
............... 476 506,296
Energy Transfer LP
(c)
6.00%, 02/01/29 ................. 215 216,932
7.38%, 02/01/31 ................. 201 211,238
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 616 609,028
5.38%, 06/01/29 ................. 487 476,508
6.50%, 09/01/30
(c)
................ 405 413,493
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 15 14,696
5.60%, 04/01/44 ................. 341 296,780
EnQuest plc, 11.63%, 11/01/27
(c)
....... 200 190,580
EQM Midstream Partners LP
4.13%, 12/01/26 ................. 53 51,192
4.50%, 01/15/29
(c)
................ 40 37,789
7.50%, 06/01/30
(c)
................ 181 194,578
4.75%, 01/15/31
(c)
................ 605 563,043
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
.................... 371 384,854
Genesis Energy LP
7.75%, 02/01/28 ................. 266 266,927
8.25%, 01/15/29 ................. 434 446,605
8.88%, 04/15/30 ................. 449 464,266
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 84 84,911
Harbour Energy plc, 5.50%, 10/15/26
(c)
.... 200 195,500
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 98 97,420
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 491 451,720
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. 309 307,810
5.75%, 02/01/29 ................. 560 540,789
6.00%, 04/15/30 ................. 49 47,521
8.38%, 11/01/33 ................. 1,577 1,670,737
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 719 636,056
Kinetik Holdings LP
(c)
6.63%, 12/15/28 ................. 223 227,195
5.88%, 06/15/30 ................. 699 685,755
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 67 65,325
Matador Resources Co.
5.88%, 09/15/26 ................. 569 564,276
6.88%, 04/15/28
(c)
................ 810 821,596
Murphy Oil Corp.
5.88%, 12/01/27 ................. 80 79,593
5.88%, 12/01/42
(i)
................ 46 40,642
New Fortress Energy, Inc., 6.75%, 09/15/25
(c)
417 413,673
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
716 723,166
Northern Oil & Gas, Inc.
(c)
8.13%, 03/01/28 ................. 2,761 2,795,512
8.75%, 06/15/31 ................. 734 764,533
NuStar Logistics LP
5.75%, 10/01/25 ................. 232 230,535
6.00%, 06/01/26 ................. 311 310,453
6.38%, 10/01/30 ................. 35 35,062
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
.. 588 598,819
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 717 677,646
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
.................... 109 104,223
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(c)
............... USD 911 $ 943,996
SM Energy Co.
6.75%, 09/15/26 ................. 426 424,891
6.63%, 01/15/27 ................. 146 145,174
6.50%, 07/15/28 ................. 229 229,105
Southwestern Energy Co.
5.38%, 02/01/29 ................. 485 473,308
4.75%, 02/01/32 ................. 8 7,402
Sunoco LP
6.00%, 04/15/27 ................. 42 42,036
5.88%, 03/15/28 ................. 185 184,754
7.00%, 09/15/28
(c)
................ 466 480,805
Tallgrass Energy Partners LP
(c)
7.50%, 10/01/25 ................. 28 28,140
6.00%, 03/01/27 ................. 96 93,877
5.50%, 01/15/28 ................. 367 346,818
6.00%, 12/31/30 ................. 24 22,309
6.00%, 09/01/31 ................. 288 266,380
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 1,238 1,123,237
4.13%, 08/15/31 ................. 153 134,794
3.88%, 11/01/33 ................. 2,049 1,736,421
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 345 331,215
Vital Energy, Inc.
10.13%, 01/15/28 ................ 659 677,161
9.75%, 10/15/30 ................. 818 847,997
Western Midstream Operating LP
5.45%, 04/01/44 ................. 367 332,247
5.30%, 03/01/48 ................. 609 529,968
5.50%, 08/15/48 ................. 184 164,092
5.25%, 02/01/50
(i)
................ 882 790,766
60,952,931
Passenger Airlines — 0.9%
Air Canada, 3.88%, 08/15/26
(c)
......... 708 676,416
American Airlines, Inc.
(c)
5.50%, 04/20/26 ................. 157 155,398
5.75%, 04/20/29 ................. 1,246 1,214,761
8.50%, 05/15/29 ................. 1,191 1,257,695
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
678 680,142
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(c)
................ 207 148,580
United Airlines Pass-Through Trust, Series
2020-1, Class B, 4.88%, 01/15/26 ..... 61 58,893
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 1,263 1,230,674
4.63%, 04/15/29 ................. 2,003 1,873,276
VistaJet Malta Finance plc
(c)
7.88%, 05/01/27 ................. 273 234,803
6.38%, 02/01/30 ................. 381 266,080
7,796,718
Personal Care Products — 0.1%
(c)
Coty, Inc.
4.75%, 01/15/29 ................. 36 34,337
6.63%, 07/15/30 ................. 627 644,124
Prestige Brands, Inc., 3.75%, 04/01/31 .... 177 154,727
833,188
Pharmaceuticals — 1.0%
1375209 BC Ltd., 9.00%, 01/30/28
(c)
..... 710 692,321
Catalent Pharma Solutions, Inc.
(c)
5.00%, 07/15/27 ................. 611 590,331
3.13%, 02/15/29 ................. 539 471,690
3.50%, 04/01/30 ................. 1,066 927,354

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(c)
.................... USD 280 $ 264,742
Jazz Securities DAC, 4.38%, 01/15/29
(c)
... 600 558,849
Organon & Co.
(c)
4.13%, 04/30/28 ................. 583 536,629
5.13%, 04/30/31 ................. 400 341,938
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 ................. 287 288,277
3.15%, 10/01/26 ................. 1,160 1,072,275
4.75%, 05/09/27 ................. 400 383,684
7.88%, 09/15/29 ................. 1,026 1,100,980
8.13%, 09/15/31 ................. 725 787,916
8,016,986
Professional Services — 0.6%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 153 137,993
CoreLogic, Inc., 4.50%, 05/01/28 ....... 3,253 2,849,660
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 1,913 1,784,485
KBR, Inc., 4.75%, 09/30/28 ........... 400 370,701
Science Applications International Corp.,
4.88%, 04/01/28 ................ 314 299,085
5,441,924
Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 .......... 570 526,017
7.00%, 04/15/30
(c)
................ 678 625,061
Cushman & Wakefield US Borrower LLC
(c)
6.75%, 05/15/28 ................. 669 665,655
8.88%, 09/01/31 ................. 776 822,381
Howard Hughes Corp. (The)
(c)
4.13%, 02/01/29 ................. 469 418,212
4.38%, 02/01/31 ................. 192 166,512
3,223,838
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 358 322,200
Semiconductors & Semiconductor Equipment — 0.6%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 4,678 4,506,850
Synaptics, Inc., 4.00%, 06/15/29 ........ 335 300,490
4,807,340
Software — 4.2%
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 632 672,684
Boxer Parent Co., Inc.
(c)
7.13%, 10/02/25 ................. 864 868,631
9.13%, 03/01/26 ................. 2,260 2,255,034
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 672 656,154
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
. 726 755,301
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... 1,241 1,265,644
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 2,766 2,608,046
4.88%, 07/01/29 ................. 2,242 2,103,745
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 ................. 8,145 7,757,629
9.00%, 09/30/29 ................. 4,102 3,898,758
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 159 151,185
6.50%, 10/15/28 ................. 146 132,430
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 84 75,913
Elastic NV, 4.13%, 07/15/29
(c)
......... 794 729,088
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 669 633,115
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
.................... 200 182,452
McAfee Corp., 7.38%, 02/15/30
(c)
....... 2,392 2,184,498
Security
Par (000)
Par (000) Value
Software (continued)
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... USD 1,080 $ 1,047,751
Open Text Corp., 6.90%, 12/01/27
(c)
...... 1,848 1,921,275
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 16 15,642
4.00%, 02/15/28 ................. 61 57,809
Sabre GLBL, Inc., 8.63%, 06/01/27
(c)
..... 905 823,567
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
2,252 2,219,870
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 448 369,856
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
2,027 1,838,479
35,224,556
Specialized REITs — 0.5%
Iron Mountain, Inc.
(c)
7.00%, 02/15/29 ................. 1,519 1,561,347
5.63%, 07/15/32 ................. 143 135,374
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,463 1,404,939
3.13%, 02/01/29 ................. 1,442 1,295,632
4,397,292
Specialty Retail — 1.2%
Arko Corp., 5.13%, 11/15/29
(c)
......... 168 145,363
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 328 311,518
4.75%, 03/01/30 ................. 186 173,626
5.00%, 02/15/32
(c)
................ 297 269,915
eG Global Finance plc, 12.00%, 11/30/28
(c)
. 1,109 1,181,118
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 747 681,939
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
220 208,206
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 440 416,900
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 286 277,465
PetSmart, Inc.
(c)
4.75%, 02/15/28 ................. 390 367,686
7.75%, 02/15/29 ................. 2,114 2,056,537
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 186 182,421
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 3,788 3,666,828
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(h)
........... 462 459,853
10,399,375
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
(c)
8.25%, 12/15/29 ................. 1,152 1,242,463
8.50%, 07/15/31 ................. 1,096 1,189,493
2,431,956
Textiles, Apparel & Luxury Goods — 0.2%
(c)
Crocs, Inc., 4.13%, 08/15/31 .......... 534 451,867
Hanesbrands, Inc., 4.88%, 05/15/26 ..... 278 268,162
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 224 202,103
Levi Strauss & Co., 3.50%, 03/01/31 ..... 580 502,187
1,424,319
Trading Companies & Distributors — 2.4%
(c)
Aircastle Ltd., 6.50%, 07/18/28 ......... 326 332,428
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 ................. 251 228,826
6.50%, 08/01/30 ................. 666 680,966
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 1,781 1,775,298
9.75%, 08/01/27 ................. 934 971,360
5.50%, 05/01/28 ................. 1,666 1,602,098
7.88%, 12/01/30 ................. 1,807 1,882,496
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 153 137,567

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... USD 75 $ 68,199
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 1,234 1,218,349
Imola Merger Corp., 4.75%, 05/15/29 ..... 655 622,318
SRS Distribution, Inc.
4.63%, 07/01/28 ................. 1,950 1,849,957
6.13%, 07/01/29 ................. 1,636 1,550,977
6.00%, 12/01/29 ................. 2,096 1,954,324
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 4,061 4,123,003
WESCO Distribution, Inc.
7.13%, 06/15/25 ................. 205 206,497
7.25%, 06/15/28 ................. 501 514,940
19,719,603
Wireless Telecommunication Services — 0.5%
(c)
Connect Finco SARL, 6.75%, 10/01/26 .... 2,889 2,871,694
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31 ............... 244 250,215
Vmed O2 UK Financing I plc
4.25%, 01/31/31 ................. 413 360,650
4.75%, 07/15/31 ................. 617 550,738
4,033,297
Total Corporate Bonds — 90.7%
(Cost: $760,995,165) ............................. 759,983,270
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(g)
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Cap + 3.75%),
9.21%
,
 02/01/28 ................. 577 578,081
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Cap + 7.75%),
13.22%
,
 02/01/29 ................ 1,189 1,180,037
1,758,118
Air Freight & Logistics — 0.1%
Forward Air Corp., Term Loan B,
9.86%
,
 09/20/30
(g)
................ 495 468,186
Automobile Components — 0.0%
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.45% - 10.47%
,
 11/17/28
(g)
......... 319 280,893
Beverages — 0.0%
(g)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.70%
,
 01/24/29 ................. 60 57,601
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.01% Cap + 6.00%),
11.45%
,
 01/24/30 ................ 69 55,200
112,801
Broadline Retail — 0.0%
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.97%
,
 02/12/27
(g)
.... 283 278,208
Capital Markets — 0.1%
Ascensus Group Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 7.00%
,
 08/02/29
(g)
..... 378 362,320
Security
Par (000)
Par (000) Value
Chemicals — 0.3%
(g)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 3.50%),
8.96%
,
 09/30/28 ................. USD 152 $ 150,057
Aruba Investments Holdings, LLC, 2nd Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Cap + 7.75%), 13.21%
,
 11/24/28 . 190 177,692
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Cap + 4.38%), 9.77%
,
 10/04/29 ....... 1,100 1,082,414
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Cap +
3.93%), 9.37%
,
 07/03/28 ........... 330 297,759
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.86%
,
 03/29/28 ................. 452 435,502
2,143,424
Commercial Services & Supplies — 0.1%
(g)
KDC/ONE Development Corp., Inc., Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.36%
,
 08/15/28 ................ 468 462,618
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Cap + 4.25%), 9.89%
,
 12/15/28 ....... 552 427,375
TruGreen LP, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 8.50%),
14.14%
,
 11/02/28 ................ 275 203,500
1,093,493
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan, 9.96%
,
 05/30/30
(g)
. 584 571,137
Construction & Engineering — 0.3%
Brand Industrial Services, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Cap +
5.50%), 10.88%
,
 08/01/30
(g)
.......... 2,127 2,112,171
Containers & Packaging — 0.0%
Trident TPI Holdings, Inc., Term Loan B5,
(3-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.85%
,
 09/15/28
(g)
.......... 251 251,057
Diversified Consumer Services — 0.1%
(g)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.96%
,
 12/11/28 ............ 348 341,538
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
5.75%), 11.21%
,
 12/10/29 ........... 284 242,718
584,256
Diversified Telecommunication Services — 0.1%
(g)
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.89%
,
 08/15/28 . 235 210,441
Radiate Holdco LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Cap + 3.25%),
8.72%
,
 09/25/26 ................. 358 285,198
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.47%
,
 03/09/27 ................. 306 261,685
757,324
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.47%
,
 06/28/24
(g)(m)
............... 25 16,436

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services — 0.1%
(g)
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Cap + 3.75%), 9.10%
,
 04/09/27 ....... USD 220 $ 218,048
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Cap + 6.75%), 12.36%
,
 04/07/28 ...... 426 405,233
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.11%
,
 10/19/27 ............ 177 177,602
800,883
Food Products — 0.1%
Chobani LLC, Term Loan, (1-mo. CME Term
SOFR + 3.75%), 9.11%
,
 10/25/27
(g)
.... 566 566,470
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., Term Loan
(g)
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%, 05/10/27 ......... 558 550,773
(1-mo. CME Term SOFR + 4.00%),
9.36%, 09/29/28 ............... 493 490,917
1,041,690
Health Care Providers & Services — 0.1%
(g)
LifePoint Health, Inc., Term Loan, (3-mo. CME
Term SOFR + 5.50%), 11.17%
,
 11/16/28 . 253 252,410
Quorum Health Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Cap + 8.25%),
13.76%
,
 04/29/25
(m)
............... 491 294,705
Surgery Center Holdings, Inc., Term Loan,
8.86%
,
 12/19/30 ................. 243 243,261
790,376
Health Care Technology — 0.9%
(g)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.61%
,
 02/15/29 ................. 4,181 4,158,041
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.45%
,
 10/01/27 ........... 513 497,934
Polaris Newco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 4.00%),
9.47%
,
 06/02/28 ................. 587 578,301
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.47%
,
 08/27/25 ................. 2,392 2,393,509
7,627,785
Household Durables — 0.2%
(g)
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.88%
,
 02/26/29 ........... 470 467,378
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Cap +
4.00%), 9.47%
,
 10/06/28 ........... 936 837,428
1,304,806
Interactive Media & Services — 0.0%
Acuris Finance US, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 4.00%),
9.50%
,
 02/16/28
(g)
................ 194 193,222
IT Services — 0.0%
Project Alpha Intermediate Holding, Inc., Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 4.75%), 10.11%
,
 10/28/30
(g)
..... 279 280,193
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Cap + 7.00%),
12.48%
,
 05/25/27
(g)
............... USD 218 $ 218,284
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., Term Loan, (3-mo. CME Term
SOFR + 4.00%), 9.35%
,
 09/27/30
(g)
.... 911 899,234
Machinery — 0.4%
(g)
Husky Injection Molding Systems Ltd., Term
Loan, (1-mo. CME Term SOFR + 3.00%),
8.47%
,
 03/28/25 ................. 1,826 1,822,165
Roper Industrial Products Investment Co.
LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 4.00%),
9.35%
,
 11/22/29 ................. 308 308,030
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 4.50%),
9.96%
,
 04/05/29 ................. 847 848,501
2,978,696
Media — 0.4%
(g)
AVSC Holding Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Cap +
7.25%), 12.72%
,
 09/01/25 ........... 252 229,713
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
9.14%
,
 08/21/26 ................. 1,775 1,754,253
DirecTV Financing LLC, Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 5.00%),
10.65%
,
 08/02/27 ................ 1,237 1,235,345
3,219,311
Oil, Gas & Consumable Fuels — 0.3%
(g)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Cap +
3.50%), 9.18%
,
 12/21/28 ........... 249 248,761
New Fortress Energy Inc., Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 5.00%),
10.39%
,
 10/30/28 ................ 2,327 2,286,277
2,535,038
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 4.75%),
10.43%
,
 04/20/28
(g)
............... 1,081 1,109,508
Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 5.50%),
10.86%
,
 05/04/28
(g)
............... 148 145,707
Professional Services — 0.1%
(g)
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
 06/02/28 ................. 272 263,927
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
4.75%), 10.13%
,
 04/29/29
(m)
......... 273 224,057
OMNIA Partners LLC, Delayed Draw Term
Loan, 07/25/30
(n)
................. 10 10,510
498,494

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Cap + 4.00%), 9.36%
,
 01/31/30
(g)(m)
USD 196 $ 195,576
Software — 1.3%
(g)
Banff Guarantor, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
5.50%), 10.97%
,
 02/27/26 ........... 1,325 1,318,786
Boxer Parent Co., Inc., Term Loan
 12/29/28
(n)
..................... 239 240,374
(1-mo. CME Term SOFR + 4.25%),
9.21%, 12/29/28 ............... 160 160,579
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.95% - 9.99%
,
 03/30/29 ...... 1,931 1,882,522
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 6.00%),
11.46%
,
 10/08/29 ................ 712 678,698
Magenta Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.64%
,
 07/27/28 ........... 1,280 898,978
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.89%
,
 07/27/29 ........... 830 315,400
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.20%
,
 03/01/29 ................. 996 989,528
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.61%
,
 05/03/28 ................. 1,753 1,720,809
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.61%
,
 02/23/29 ................ 103 95,606
Planview Parent, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
7.25%), 12.70%
,
 12/18/28 ........... 288 261,720
Proofpoint, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 6.25%),
11.72%
,
 08/31/29 ................ 738 743,447
Sabre GLBL, Inc., Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
 12/17/27 ................. 97 84,781
Sabre GLBL, Inc., Term Loan B2, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
 12/17/27 ................. 153 133,571
Sophia LP, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.96%
,
 10/07/27 ................. 327 327,729
Sovos Compliance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.97%
,
 08/11/28 ............ 354 348,806
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
 05/03/27 ................ 958 958,242
11,159,576
Trading Companies & Distributors — 0.0%
SRS Distribution, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.96%
,
 06/02/28
(g)
................ —
(o)
1
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.0%
Apple Bidco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.86%
,
 09/22/28
(g)
................ USD 121 $ 121,212
Wireless Telecommunication Services — 0.1%
(g)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 2.25%),
10.75%
,
 05/28/24 ................ 1,198 1,110,004
Digicel International Work Fee, Term Loan,
01/01/38
(n)
..................... 52 48,108
1,158,112
Total Floating Rate Loan Interests — 5.7%
(Cost: $48,591,312) .............................. 47,633,998
Foreign Agency Obligations
France — 0.0%
Electricite de France SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.41%), 9.13%
(c)(f)(g)
............... 230 256,775
Total Foreign Agency Obligations — 0.0%
(Cost: $230,000) ................................ 256,775
Preferred Securities
Capital Trusts — 0.8%
Banks — 0.2%
(f)(g)
Citigroup, Inc., Series Y, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% .................. 5 4,291
JPMorgan Chase & Co., Series Q, (3-mo. CME
Term SOFR + 3.51%), 8.89% ........ 190 191,108
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 629 611,538
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 606 564,893
1,371,830
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(f)(g)
... 921 879,444
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(f)(g)
210 193,933
Electric Utilities — 0.3%
(f)(g)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 900 851,219
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 581 540,971
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................ 983 1,023,388
2,415,578
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c)(f)(g)
..................... 516 508,260

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
20
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(f)(g)
......... USD 950 $ 902,766
Total Preferred Securities — 0.8%
(Cost: $6,466,847) .............................. 6,271,811
Total Long-Term Investments — 97.7%
(Cost: $820,267,512) ............................. 818,269,726
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26%
(p)(q)
................. 9,375,946 $ 9,375,946
Total Short-Term Securities — 1.1%
(Cost: $9,375,946) .............................. 9,375,946
Total Investments — 98.8%
(Cost: $829,643,458 ) ............................. 827,645,672
Other Assets Less Liabilities — 1.2% ................... 10,139,706
Net Assets — 100.0% ..............................
$ 837,785,378
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $219,188, representing less than 0.05% of its net assets as of period end, and an original cost of $552,653.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
When-issued security.
(k)
Convertible security.
(l)
Zero-coupon bond.
(m)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
Affiliate of the Fund.
(q)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 18,647,211 $ — $ (9,271,265)
(a)
$ — $ — $ 9,375,946 9,375,946 $ 933,564 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 124 03/28/24 $ 13,488 $ 305,931
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 5,121,169 EUR 4,667,000 UBS AG 03/20/24 $ (47,023)
USD 589,354 GBP 465,000 State Street Bank and Trust Co. 03/20/24 (3,585)
$ (50,608)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5.00 % Quarterly 12/20/28 B+ USD 7,821 $ 467,084 $ 86,894 $ 380,190
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 86,894 $ — $ 380,190 $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 305,931 $ — $ 305,931
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 380,190 — — — — 380,190
$ — $ 380,190 $ — $ — $ 305,931 $ — $ 686,121
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 50,608 $ — $ — $ 50,608

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
22
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (624,223) $ — $ (686,372) $ — $ (1,310,595)
Forward foreign currency exchange contracts .... — — — 41,447 — — 41,447
Swaps .............................. — 361,305 — — — — 361,305
$ — $ 361,305 $ (624,223) $ 41,447 $ (686,372) $ — $ (907,843)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (221,608) $ — $ 189,710 $ — $ (31,898)
Forward foreign currency exchange contracts .... — — — (38,361) — — (38,361)
Swaps .............................. — 305,473 — — — — 305,473
$ — $ 305,473 $ (221,608) $ (38,361) $ 189,710 $ — $ 235,214
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 8,476,109
Average notional value of contracts — short ................................................................................. $ 7,186,329
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 5,185,831
Credit default swaps
Average notional value — sell protection ................................................................................... $ 6,276,755
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 10,648 $ —
Forward foreign currency exchange contracts ................................................................. — 50,608
Swaps — centrally cleared .............................................................................. — 11,187
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 10,648 $ 61,795
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(10,648) (11,187)
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 50,608
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)(b)
State Street Bank and Trust Co. ...................... $ 3,585 $ — $ — $ — $ 3,585
UBS AG ...................................... 47,023 — — — 47,023
$ 50,608 $ — $ — $ — $ 50,608
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
23
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Capital Markets ........................................ $ — $ 219,188 $ — $ 219,188
Chemicals ............................................ 434,592 — — 434,592
Energy Equipment & Services .............................. 2,359 — — 2,359
Financial Services ...................................... 154,932 — — 154,932
Ground Transportation ................................... 389,061 — — 389,061
Hotels, Restaurants & Leisure .............................. 217,945 — — 217,945
IT Services ........................................... 75,642 — — 75,642
Metals & Mining ........................................ 1,169,476 — — 1,169,476
Oil, Gas & Consumable Fuels ............................... 261,166 — — 261,166
Pharmaceuticals ....................................... 575,868 — — 575,868
Software ............................................. 623,643 — — 623,643
Corporate Bonds ........................................ — 759,983,270 — 759,983,270
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,758,118 — 1,758,118
Air Freight & Logistics .................................... — 468,186 — 468,186
Automobile Components .................................. — 280,893 — 280,893
Beverages ........................................... — 112,801 — 112,801
Broadline Retail ........................................ — 278,208 — 278,208
Capital Markets ........................................ — 362,320 — 362,320
Chemicals ............................................ — 2,143,424 — 2,143,424
Commercial Services & Supplies ............................. — 1,093,493 — 1,093,493
Communications Equipment ................................ — 571,137 — 571,137
Construction & Engineering ................................ — 2,112,171 — 2,112,171
Containers & Packaging .................................. — 251,057 — 251,057
Diversified Consumer Services .............................. — 584,256 — 584,256
Diversified Telecommunication Services ........................ — 757,324 — 757,324
Energy Equipment & Services .............................. — — 16,436 16,436
Financial Services ...................................... — 800,883 — 800,883
Food Products ......................................... — 566,470 — 566,470
Health Care Equipment & Supplies ........................... — 1,041,690 — 1,041,690
Health Care Providers & Services ............................ — 495,671 294,705 790,376
Health Care Technology .................................. — 7,627,785 — 7,627,785
Household Durables ..................................... — 1,304,806 — 1,304,806
Interactive Media & Services ............................... — 193,222 — 193,222
IT Services ........................................... — 280,193 — 280,193
Leisure Products ....................................... — 218,284 — 218,284
Life Sciences Tools & Services .............................. — 899,234 — 899,234
Machinery ............................................ — 2,978,696 — 2,978,696
Media ............................................... — 3,219,311 — 3,219,311
Oil, Gas & Consumable Fuels ............................... — 2,535,038 — 2,535,038
Passenger Airlines ...................................... — 1,109,508 — 1,109,508
Pharmaceuticals ....................................... — 145,707 — 145,707
Professional Services .................................... — 274,437 224,057 498,494
Real Estate Management & Development ....................... — — 195,576 195,576
Software ............................................. — 11,159,576 — 11,159,576
Trading Companies & Distributors ............................ — 1 — 1
Transportation Infrastructure ............................... — 121,212 — 121,212
Wireless Telecommunication Services ......................... — 1,158,112 — 1,158,112
Foreign Agency Obligations ................................. — 256,775 — 256,775
Preferred Securities ....................................... — 6,271,811 — 6,271,811
Short-Term Securities
Money Market Funds ...................................... 9,375,946 — — 9,375,946
$ 13,280,630 $ 813,634,268 $ 730,774 $ 827,645,672

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock High Yield V.I. Fund
24
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 380,190 $ — $ 380,190
Interest rate contracts ....................................... 305,931 — — 305,931
Liabilities
Foreign currency exchange contracts ............................ — (50,608) — (50,608)
$ 305,931 $ 329,582 $ — $ 635,513
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2023
25
Financial Statements
BlackRock High
Yield V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 818,269,726
Investments, at value — affiliated
(b)
.......................................................................................... 9,375,946
Cash ............................................................................................................. 585,868
Cash pledged: –
Futures contracts .................................................................................................... 176,000
Centrally cleared swaps ................................................................................................ 660,000
Foreign currency, at value
(c)
............................................................................................... 1,297
Receivables: –
Investments sold .................................................................................................... 4,241,871
Capital shares sold ................................................................................................... 249,878
Dividends — affiliated ................................................................................................. 60,150
Interest — unaffiliated ................................................................................................. 13,381,345
Variation margin on futures contracts ....................................................................................... 10,648
Prepaid expenses ..................................................................................................... 11,985
Total assets .........................................................................................................
847,024,714
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 3,153,992
Swaps   .......................................................................................................... 72
Capital shares redeemed ............................................................................................... 774,089
Distribution fees ..................................................................................................... 113,934
Income dividend distributions ............................................................................................ 4,248,037
Investment advisory fees .............................................................................................. 312,533
Directors' and Officer's fees ............................................................................................. 380
Professional fees .................................................................................................... 68,224
Variation margin on centrally cleared swaps .................................................................................. 11,187
Other accrued expenses ............................................................................................... 506,280
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 50,608
Total liabilities ........................................................................................................
9,239,336
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 837,785,378
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 899,972,571
Accumulated loss ..................................................................................................... (62,187,193)
NET ASSETS ........................................................................................................
$ 837,785,378
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 820,267,512
(b)
  Investments, at cost — affiliated ................................................................................... $ 9,375,946
(c)
  Foreign currency, at cost ....................................................................................... $ 1,284
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2023
2023
BlackRock Annual Report to Shareholders
26
See notes to financial statements.
BlackRock High
Yield V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 263,380,267
Shares outstanding ..................................................................................................
38,511,632
Net asset value .....................................................................................................
$ 6.84
Shares authorized ...................................................................................................
300 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 574,405,111
Shares outstanding ..................................................................................................
84,032,750
Net asset value .....................................................................................................
$ 6.84
Shares authorized ...................................................................................................
200 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2023
27
Financial Statements
See notes to financial statements.
BlackRock High
Yield V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 3,921
Dividends — affiliated ................................................................................................. 933,564
Interest — unaffiliated ................................................................................................. 52,075,541
Total investment income .................................................................................................
53,013,026
EXPENSES
Investment advisory .................................................................................................. 3,372,101
Distribution — class specific ............................................................................................ 1,315,812
Transfer agent — class specific .......................................................................................... 1,133,203
Accounting services .................................................................................................. 161,502
Professional ....................................................................................................... 91,707
Printing and postage ................................................................................................. 36,711
Custodian ......................................................................................................... 31,929
Registration ....................................................................................................... 13,009
Directors and Officer ................................................................................................. 11,097
Transfer agent ...................................................................................................... 5,729
Miscellaneous ...................................................................................................... 128,798
Total expenses excluding interest expense .....................................................................................
6,301,598
Interest expense .................................................................................................... 167
Total expenses .......................................................................................................
6,301,765
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (14,231)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (734,413)
Total expenses after fees waived and/or reimbursed ..............................................................................
5,553,121
Net investment income ..................................................................................................
47,459,905
REALIZED AND UNREALIZED GAIN (LOSS) $ 44,924,645
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (28,323,215)
Forward foreign currency exchange contracts ............................................................................... 41,447
Foreign currency transactions ......................................................................................... (16,591)
Futures contracts .................................................................................................. (1,310,595)
Swaps ......................................................................................................... 361,305
A
(29,247,649)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 73,905,049
Forward foreign currency exchange contracts ............................................................................... (38,361)
Foreign currency translations .......................................................................................... (2)
Futures contracts .................................................................................................. (31,898)
Swaps ......................................................................................................... 305,473
Unfunded floating rate loan interests ..................................................................................... 32,033
A
74,172,294
Net realized and unrealized gain ...........................................................................................
44,924,645
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 92,384,550

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders
28
See notes to financial statements.
BlackRock High Yield V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 47,459,905  $ 35,545,985
Net realized loss .................................................................................. (29,247,649) (29,228,628)
Net change in unrealized appreciation (depreciation) .......................................................... 74,172,294  (92,780,449)
Net increase (decrease) in net assets resulting from operations ..................................................... 92,384,550  (86,463,092)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (14,957,317) (10,135,624)
  Class III ....................................................................................... (33,379,272) (26,358,661)
Decrease in net assets resulting from distributions to shareholders ................................................... (48,336,589) (36,494,285)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 126,444,002  (47,378,409)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 170,491,963  (170,335,786)
Beginning of year .................................................................................... 667,293,415  837,629,201
End of year ........................................................................................
$ 837,785,378  $ 667,293,415
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
29
Financial Highlights
BlackRock High Yield V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 6.45  $ 7.59  $ 7.56  $ 7.43  $ 6.80
Net investment income
(a)
....................................
0.43  0.35  0.33  0.37  0.38
Net realized and unrealized gain (loss) ...........................
0.39  (1.13) 0.06  0.14  0.64
Net increase (decrease) from investment operations ................... 0.82  (0.78) 0.39  0.51  1.02
Distributions
(b)
– – – – –
From net investment income .................................
(0.43) (0.35) (0.34) (0.38) (0.39)
From net realized gain ......................................
—  (0.01) (0.02) —  —
Total distributions .......................................... (0.43) (0.36) (0.36) (0.38) (0.39)
Net asset value, end of year .................................. $ 6.84  $ 6.45  $ 7.59  $ 7.56  $ 7.43
Total Return
(c)
— — — — —
Based on net asset value ..................................... 13.21% (10.35)% 5.34% 7.27% 15.29%
Ratios to Average Net Assets
(d)
Total expenses ............................................
0.67% 0.65% 0.67% 0.69% 0.70%
Total expenses after fees waived and/or reimbursed ...................
0.57% 0.56% 0.57% 0.58% 0.59%
Net investment income ......................................
6.49% 5.15% 4.38% 5.13% 5.28%
Supplemental Data
Net assets, end of year (000) ................................... $ 263,380  $ 175,009  $ 224,592  $ 182,845  $ 178,147
Portfolio turnover rate ........................................ 50% 46% 57% 103% 83%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
30
BlackRock High Yield V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 6.45  $ 7.59  $ 7.55  $ 7.42  $ 6.80
Net investment income
(a)
....................................
0.41  0.34  0.31  0.35  0.37
Net realized and unrealized gain (loss) ...........................
0.40  (1.14) 0.08  0.14  0.62
Net increase (decrease) from investment operations ................... 0.81  (0.80) 0.39  0.49  0.99
Distributions
(b)
– – – – –
From net investment income .................................
(0.42) (0.33) (0.33) (0.36) (0.37)
From net realized gain ......................................
—  (0.01) (0.02) —  —
Total distributions .......................................... (0.42) (0.34) (0.35) (0.36) (0.37)
Net asset value, end of year .................................. $ 6.84  $ 6.45  $ 7.59  $ 7.55  $ 7.42
Total Return
(c)
— — — — —
Based on net asset value ..................................... 12.94% (10.56)% 5.23% 7.01% 14.86%
Ratios to Average Net Assets
(d)
Total expenses ............................................
0.91% 0.90% 0.91% 0.92% 0.94%
Total expenses after fees waived and/or reimbursed ...................
0.81% 0.80% 0.81% 0.82% 0.83%
Net investment income ......................................
6.23% 4.93% 4.13% 4.86% 5.06%
Supplemental Data
Net assets, end of year (000) ................................... $ 574,405  $ 492,285  $ 613,037  $ 487,109  $ 397,249
Portfolio turnover rate ........................................ 50% 46% 57% 103% 83%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
31
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 2 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock High Yield V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Statement(s) of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
32
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service.Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
34
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
36
posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock Total Return V.I.
Fund, a series of the Company, at the following annual rates:
For the year ended December 31, 2023, the aggregate average daily net assets of the Fund and BlackRock Total Return V.I. Fund were approximately $1,554,238,202.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2023, the class specific distribution fees borne directly by Class III were $1,315,812.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.55%
$250 million- $500 million ................................................................................................. 0.50
$500 million- $750 million ................................................................................................. 0.45
Greater than $750 million ................................................................................................. 0.40
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 349,814 $ 783,389 $ 1,133,203

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended
December 31, 2023, the amount waived was $14,231.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2023, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, including paydowns and excluding short-term securities, were $486,386,683 and $363,784,683, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
Class I ................................................................................................................
0.06%
Class III ...............................................................................................................
0.05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 214,186
Class III ...................................................................................................... 520,227
$ 734,413
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
38
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the accrual of income on securities in default, the timing and recognition of partnership income, the classification of investments, and the accounting for swap agreements.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock High Yield V.I. Fund ................................................................. $ (386) $ 386
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock High Yield V.I. Fund
Ordinary income ........................................................................................... $ 48,336,589 $ 36,494,285
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Capital Losses
(c)
Total
BlackRock High Yield V.I. Fund ............................................ $ (56,360,153) $ (4,064,679) $ (1,762,361) $ (62,187,193)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock High Yield V.I. Fund ........................................ $ 831,632,977 $ 18,203,462 $ (21,821,441) $ (3,617,979)

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
40
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock High Yield V.I. Fund
Class I
Shares sold .............................................
15,909,884 $ 104,935,881 6,833,246 $ 46,120,099
Shares issued in reinvestment of distributions ........................
2,197,682 14,456,030 1,476,363 10,079,082
Shares redeemed .........................................
(6,725,260) (44,419,074) (10,756,938) (72,420,658)
11,382,306 $ 74,972,837 (2,447,329) $ (16,221,477)
Class III
Shares sold .............................................
23,568,801 $ 155,449,956 23,237,509 $ 159,830,330
Shares issued in reinvestment of distributions ........................
5,006,678 32,924,247 3,804,505 25,915,617
Shares redeemed .........................................
(20,894,867) (136,903,038) (31,468,266) (216,902,879)
7,680,612 $ 51,471,165 (4,426,252) $ (31,156,932)
19,062,918 $ 126,444,002 (6,873,581) $ (47,378,409)

Report of Independent Registered Public Accounting Firm
41
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock High Yield V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock High Yield V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders
42
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders
2
BlackRock Total Return V.I. Fund
Investment Objective
BlackRock Total Return V.I. Fund’s (the “Fund”) investment objective is to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund’s Class I outperformed and Class III underperformed its benchmark, the Bloomberg U.S. Aggregate Bond
Index.
What factors influenced performance?
The Fund’s holdings in higher-quality market segments contributed to performance, particularly in the broader rally that occurred in the fixed-income market in the final two months of the reporting period. Positions in structured products—primarily collateralized loan obligations and commercial mortgage-backed securities—also contributed to results as spreads tightened. Individual security selection added value in these areas.
Credit selection in U.S. investment grade corporate bonds contributed. Most notably, an underweight in the financials sector helped performance during the regional banking crisis in the first quarter of 2023. An overweight in agency mortgage-backed securities (“MBS”) contributed, as did selection in the category. A small position in U.S. high yield bonds also added value.
The Fund’s tactical duration/yield curve positioning was the largest detractor from relative performance. (Duration is a measure of interest rate sensitivity.) Most of the adverse effect came from being underweight to duration during the bond market rally in November and December 2023. A short position in 10-year Japanese government bonds also hurt results.
The Fund held futures, options, interest-rate swaps and currency forward contracts to manage duration and portfolio risk. The Fund’s duration position, which includes derivatives, detracted from performance.
Describe recent portfolio activity.
At the beginning of the reporting period, the investment adviser favored higher-quality sectors. It held an overweight in investment-grade corporate bonds and agency MBS.
In advance of the regional banking crisis, the investment adviser was focused on de-risking the portfolio in areas such as high yield and non-U.S. corporate bonds based on tight yield spreads and the potential for reaccelerating inflation and improving economic data.
The Fund maintained a higher-quality bias in the second quarter of 2023. In addition, it moved from an overweight to a neutral weight in investment-grade corporate bonds and raised the Fund’s allocation to MBS. The Fund also had an overweight in non-U.S. sovereign debt, mainly in Europe. The investment advisor increased the portfolio’s duration late in the second quarter of 2023, with an emphasis on opportunities on the short end of the yield curve. It generally maintained this duration positioning through the remainder of 2023, with periodic adjustments based on changing market conditions.
Later in the period, the investment adviser raised the Fund’s weighting in corporate bonds and reduced the extent of the overweight in agency MBS. It retained a historically low allocation to high yield bonds, as it was not inclined to “chase” performance in an environment of slowing growth. The investment adviser reduced duration to an underweight in the fourth quarter of 2023, mainly in the front end of the yield curve (short-term bonds), on the belief that the rally in the bond market had priced in interest rate cuts too soon given the strength of the U.S. economy. The investment adviser coupled this with an overweight in the belly of the curve (i.e., intermediate-term bonds) on the view the yield curve could flatten. (A flattening curve indicates outperformance for longer-term bonds relative to shorter-term issues.)
The Fund had a meaningful allocation to securitized assets throughout 2023. The investment adviser maintained a focus on issues higher in the capital structure in areas such as industrials, multi-family housing, hotels, select office properties in the commercial mortgage-backed space, and higher-quality collateralized loan obligations with structural protections. It maintained a cautious stance toward non-agency residential MBS given declining fundamentals and supply-and-demand headwinds.
Describe portfolio positioning at period end.
The Fund was overweight in U.S. agency MBS, investment-grade corporate bonds, structured products (namely asset-backed securities and commercial mortgage-backed securities), and emerging market debt, and it was underweight in non-U.S. corporate bonds. Its duration was below that of the index. Additionally, the Fund held meaningful out-of-benchmark positions in areas such as high yield bonds, bank loans, collateralized loan obligations, and non-agency MBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
3
Fund Summary
BlackRock Total Return V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund invests at least 80%, and typically invests 90% or more, of its assets in fixed income securities, such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities, government obligations and money market securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the
“Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
1 Year 5 Years 10 Years
Class I
(c)
...................................................... 4.31% 4.15% 5.83% 1.34% 1.93%
Class III
(c)
..................................................... 4.01 3.93 5.43 1.03 1.61
Bloomberg U.S. Aggregate Bond Index ............................... — — 5.53 1.10 1.81
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual total returns are based on changes in net asset value for the periods shown, and assume reinvestment of all distributions at net asset value on the ex-dividend/payable date.
Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Variable Series Funds, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
4
BlackRock Total Return V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(07/01/23)
Ending
Account
Value
(12/31/23)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(07/01/23)
Ending
Account
Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Class I ....... $ 1,000.00 $ 1,028.90 $ 2.51 $ 2.51 $ 1,000.00 $ 1,022.74 $ 2.50 $ 1,022.74 $ 2.50 0.49% 0.49%
Class III ...... 1,000.00 1,026.40 4.09 4.09 1,000.00 1,021.17 4.08 1,021.17 4.08 0.80 0.80
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 38.8%
Corporate Bonds ................................... 20.8
U.S. Treasury Obligations ............................. 20.8
Investment Companies ............................... 13.4
Asset-Backed Securities .............................. 2.8
Foreign Government Obligations ........................ 1.5
Non-Agency Mortgage-Backed Securities .................. 1.0
Municipal Bonds ................................... 0.6
Foreign Agency Obligations ............................ 0.3
Floating Rate Loan Interests ........................... 0.0
(b)
Fixed Rate Loan Interests ............................. 0.0
(b)
Other Interests .................................... —
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 62.5%
AA/Aa ......................................... 0.8
A ............................................. 23.1
BBB/Baa ....................................... 12.2
BB/Ba ......................................... 0.4
B ............................................ 0.1
CCC/Caa ....................................... 0.1
CC/Ca ......................................... 0.1
C ............................................ 0.1
NR ........................................... 0.6
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging
5
The Benefits and Risks of Leveraging / Disclosure of Expenses
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2023
BlackRock Annual Report to Shareholders
6
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (1-mo. CME
Term SOFR at 0.72% Floor + 0.83%),
6.19%, 12/25/33 ............... USD 111 $ 104,786
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%),
5.73%, 05/25/37 ............... 85 14,333
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.34%), 6.75%, 10/21/28
(a)(b)
........ 183 183,436
Allegro CLO VII Ltd., Series 2018-1A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.76%, 06/13/31
(a)(b)
......... 238 237,676
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
..... 166 162,875
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class A, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.70%, 01/28/31
(a)(b)
184 183,318
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo. CME
Term SOFR + 1.51%), 6.91%, 10/13/30 163 162,976
Series 2018-1RA, Class A1, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
6.65%, 04/13/31 ............... 268 267,775
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR + 1.34%), 6.74%,
04/15/31
(a)(b)
.................... 2,437 2,440,936
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 1.01% Floor +
1.27%), 6.69%, 04/20/31
(a)(b)
......... 473 473,054
Apidos CLO XXIV, Series 2016-24A, Class
A1AL, (3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.63%, 10/20/30
(a)(b)
.... 350 349,361
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. CME Term SOFR + 1.43%),
6.83%, 10/15/30
(a)(b)
............... 222 222,340
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 5.95%, 05/25/35
(a)
..... 32 23,989
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.32%,
12/10/25
(a)
..................... 300 50,558
Barings CLO Ltd., Series 2015-2A, Class AR,
(3-mo. CME Term SOFR at 1.19% Floor +
1.45%), 6.87%, 10/20/30
(a)(b)
......... 205 204,595
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.47%,
05/28/39 .................... 64 50,563
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.47%,
02/28/40 .................... 80 70,999
Series 2005-E, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.47%,
12/28/40 .................... 21 20,379
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 40 4,457
Series 2000-A, Class A3, 7.83%, 06/15/30 37 4,278
Series 2000-A, Class A4, 8.29%, 06/15/30 27 3,277
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-FS1, Class 1A3, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.81%, 05/25/35 ............... 6 6,274
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.61%, 03/25/37 ............... USD 15 $ 13,481
Series 2007-HE3, Class 1A4, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
5.82%, 04/25/37 ............... 195 204,307
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 6.77%,
04/20/31
(a)(b)
.................... 352 352,231
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.85%, 10/22/30
(a)(b)
.... 345 345,454
Carbone CLO Ltd., Series 2017-1A, Class A1,
(3-mo. CME Term SOFR + 1.40%), 6.82%,
01/20/31
(a)(b)
.................... 630 630,821
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2013-4A, Class A1RR, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.66%, 01/15/31 ............... 227 227,372
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.63%, 04/17/31 ............... 714 713,442
Series 2014-3RA, Class A1A, (3-mo. CME
Term SOFR + 1.31%), 6.70%, 07/27/31 701 701,671
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
5.63%, 10/25/36
(a)
................ 25 24,462
CBAM Ltd., Series 2017-1A, Class A1, (3-
mo. CME Term SOFR + 1.51%), 6.93%,
07/20/30
(a)(b)
.................... 189 188,780
C-BASS Trust, Series 2006-CB7, Class A4,
(1-mo. CME Term SOFR at 0.32% Floor +
0.43%), 5.79%, 10/25/36
(a)
.......... 35 22,103
CIFC Funding Ltd.
(a)(b)
Series 2013-3RA, Class A1, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.64%, 04/24/31 ............... 395 395,165
Series 2014-2RA, Class A1, (3-mo. CME
Term SOFR at 1.05% Floor + 1.31%),
6.71%, 04/24/30 ............... 199 199,288
Series 2014-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.86%, 10/17/31 ............... 250 250,395
Series 2015-3A, Class AR, (3-mo. CME
Term SOFR at 0.87% Floor + 1.13%),
6.53%, 04/19/29 ............... 540 538,853
Series 2017-3A, Class A1, (3-mo. CME Term
SOFR + 1.48%), 6.90%, 07/20/30 ... 616 615,655
Series 2017-5A, Class A1, (3-mo. CME Term
SOFR + 1.44%), 6.84%, 11/16/30 .... 667 667,383
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
5.67%, 05/25/37 ............... 155 100,668
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
5.74%, 05/25/37 ............... 70 45,742
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 17 16,960
Series 1997-6, Class M1, 7.21%, 01/15/29 11 10,505
Series 1999-5, Class A5, 7.86%, 03/01/30 24 8,606
Series 1999-5, Class A6, 7.50%, 03/01/30 25 8,745

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
USD 56 $ 10,388
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 27,731
Series 2000-5, Class A7, 8.20%, 05/01/31 134 37,382
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 5.69%,
12/25/25
(a)
..................... —
(c)
414
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 3.07%,
12/25/36
(d)
................... 10 8,593
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(b)(d)
.................. 64 62,522
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b)(d)
.................. 75 3,941
Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.81%, 07/25/37
(a)(b)
............. 35 22,012
CWABS Asset-Backed Certificates Trust
(a)
Series 2005-16, Class 1AF, 4.52%, 04/25/36 73 63,405
Series 2006-11, Class 3AV2, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.79%, 09/25/46 ............... —
(c)
85
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1-mo. CME Term
SOFR at 0.27% Floor and 16.00% Cap +
0.38%), 5.75%, 03/15/34
(a)
.......... 6 5,723
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 6.37%,
10/25/34
(a)
..................... 64 63,014
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ........ 1 1,603
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B, (1-mo. CME
Term SOFR at 0.30% Floor and 16.00%
Cap + 0.41%), 5.78%, 12/15/33 ..... 1 801
Series 2006-RES, Class 5B1B, (1-mo. CME
Term SOFR at 0.19% Floor and 16.00%
Cap + 0.30%), 5.67%, 05/15/35 ..... 1 1,108
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 5.66%, 05/15/35 ......... 3 2,521
Series 2006-C, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 5.66%, 05/15/36 ......... 20 19,886
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 5.63%, 11/15/36 .......... 12 11,714
Dewolf Park CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.90% Floor
+ 1.18%), 6.58%, 10/15/30
(a)(b)
........ 238 238,056
Dryden 30 Senior Loan Fund, Series 2013-30A,
Class AR, (3-mo. CME Term SOFR at 0.82%
Floor + 1.08%), 6.46%, 11/15/28
(a)(b)
.... 136 135,520
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (3-mo. CME Term SOFR at
1.70% Floor + 1.96%), 7.36%, 10/15/30
(a)(b)
250 249,530
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 6.78%, 01/15/31
(a)(b)
......... 750 751,803
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (3-mo. CME Term SOFR at
0.90% Floor + 1.16%), 6.56%, 04/15/29
(a)(b)
USD 476 $ 475,336
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%),
6.52%, 10/25/34 ............... 33 29,771
Series 2006-FF16, Class 2A3, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.75%, 12/25/36 ............... 531 212,657
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.62%, 12/25/36 ............... 310 256,601
Series 2006-FFH1, Class M2, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
6.07%, 01/25/36 ............... 97 85,187
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (1-mo. CME Term SOFR at
0.28% Floor + 0.39%), 5.75%, 02/25/37
(a)
67 50,814
Galaxy XXIV CLO Ltd., Series 2017-24A,
Class A, (3-mo. CME Term SOFR + 1.38%),
6.78%, 01/15/31
(a)(b)
............... 261 261,180
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.82%, 01/22/31
(a)(b)
......... 929 929,480
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............ 24 4,734
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
5.87%, 01/25/47 ............... 20 10,043
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
8.85%, 02/25/47 ............... 40 38,258
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30%
Floor + 0.41%), 5.77%, 05/25/37
(a)
..... 64 50,429
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2004-A, Class M2, (1-mo.
CME Term SOFR at 2.03% Floor + 2.14%),
4.03%, 07/25/34
(a)
................ 12 11,256
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(d)
........ 50 5,450
HPS Loan Management Ltd.
(a)(b)
Series 11A-17, Class AR, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 6.67%,
05/06/30 .................... 272 271,921
Series 6A-2015, Class A1R, (3-mo. CME
Term SOFR + 1.26%), 6.65%, 02/05/31 172 172,028
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b)(d)
....... 8 8,016
JPMorgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (1-mo. CME Term
SOFR at 0.41% Floor + 0.52%), 5.88%,
05/25/36
(a)
..................... 60 57,611
LCM 26 Ltd., Series 26A, Class A1, (3-mo.
CME Term SOFR at 1.07% Floor + 1.33%),
6.75%, 01/20/31
(a)(b)
............... 206 206,400
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
..................... 25 25,490
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR + 2.41%), 7.77%,
12/25/37
(a)
..................... 13 12,711

Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
(1-mo. CME Term SOFR at 3.25% Floor +
3.36%), 8.72%, 03/25/32
(a)
.......... USD 2 $ 2,445
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (3-mo. CME Term SOFR at
0.95% Floor + 1.21%), 6.61%, 04/19/30
(a)(b)
429 428,818
Madison Park Funding XLII Ltd., Series 13A,
Class A1, (3-mo. CME Term SOFR +
1.44%), 6.85%, 11/21/30
(a)(b)
......... 280 279,917
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class ARR, (3-mo. CME Term SOFR at
0.94% Floor + 1.20%), 6.61%, 10/21/30
(a)(b)
1,466 1,466,832
Madison Park Funding XXIII Ltd., Series 2017-
23A, Class AR, (3-mo. CME Term SOFR at
0.97% Floor + 1.23%), 6.62%, 07/27/31
(a)(b)
728 727,408
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (3-mo. CME Term SOFR +
1.46%), 6.85%, 07/29/30
(a)(b)
......... 260 260,364
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A, (3-mo. CME Term SOFR at
1.01% Floor + 1.01%), 6.41%, 04/15/29
(a)(b)
949 948,046
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.84%, 12/18/30
(a)(b)
.... 212 212,190
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (1-mo. CME Term SOFR at 0.52%
Floor + 0.63%), 5.99%, 06/25/46
(a)(b)
.... 7 6,832
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-mo. CME
Term SOFR at 0.39% Floor + 0.50%),
5.86%, 08/25/37 ............... 35 29,037
Series 2006-RM3, Class A2B, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
5.65%, 06/25/37 ............... 24 5,141
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
6.07%, 12/25/34 ............... 155 139,212
Series 2005-HE5, Class M4, (1-mo. CME
Term SOFR at 0.87% Floor + 0.98%),
6.34%, 09/25/35 ............... 94 75,706
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR + 1.51%), 6.93%,
10/20/30
(a)(b)
.................... 191 190,632
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 01/15/19 14 6,094
Series 2001-D, Class A4, 6.93%, 09/15/31 8 4,116
Series 2002-B, Class M1, 7.62%, 06/15/32 79 76,452
OCP CLO Ltd.
(a)(b)
Series 2017-14A, Class A1A, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.78%, 11/20/30 ............... 458 458,590
Series 2017-14A, Class B, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.58%, 11/20/30 ............... 250 249,874
Octagon Investment Partners 31 Ltd., Series
2017-1A, Class AR, (3-mo. CME Term
SOFR at 1.05% Floor + 1.31%), 6.73%,
07/20/30
(a)(b)
.................... 605 604,251
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 6.68%,
07/17/30
(a)(b)
.................... 248 247,677
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR + 1.26%), 6.64%, 01/25/31
(a)(b)
... USD 226 $ 225,583
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR + 1.30%),
6.68%, 05/23/31
(a)(b)
............... 222 222,405
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
5.68%, 03/25/37
(a)
.............. 90 72,495
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(d)
................... 63 50,696
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(d)
................... 156 130,161
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(d)
................... 78 68,723
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. LIBOR
USD at 1.20% Floor and 18.00% Cap +
1.20%), 6.68%, 10/15/37
(a)(b)
......... 16 15,960
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(d)
........ 58 51,021
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 6.92%, 10/22/30
(a)(b)
.... 226 225,729
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.13% Floor + 1.39%),
6.79%, 01/17/31 ............... 162 162,365
Series 2018-1A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 6.69%,
04/18/31 .................... 195 195,241
Series 2018-2A, Class A1A, (3-mo. CME
Term SOFR + 1.36%), 6.76%, 07/16/31 389 389,175
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
... 68 65,141
Race Point X CLO Ltd., Series 2016-10A, Class
A1R, (3-mo. CME Term SOFR + 1.36%),
6.74%, 07/25/31
(a)(b)
............... 220 220,140
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 6.71%, 04/20/31
(a)(b)
......... 234 233,965
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor + 1.35%),
6.75%, 01/15/30
(a)(b)
............... 1,205 1,206,539
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (1-mo. CME Term SOFR
at 0.21% Floor + 0.32%), 5.68%, 10/25/36
(a)
100 70,547
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
A, (3-mo. CME Term SOFR at 1.11% Floor +
1.37%), 6.75%, 04/25/31
(a)(b)
......... 213 212,767
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (3-mo. CME Term SOFR at 1.24% Floor
+ 1.50%), 6.92%, 07/20/30
(a)(b)
........ 99 98,983
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
.... 85 82,538
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (1-mo. CME Term SOFR
at 0.80% Floor + 0.91%), 6.27%, 01/25/35
(a)
1 991
TCI-Symphony CLO Ltd., Series 2016-1A,
Class AR2, (3-mo. CME Term SOFR at
1.02% Floor + 1.28%), 6.68%, 10/13/32
(a)(b)
750 749,515
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
..... 100 97,267

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Venture XVIII CLO Ltd., Series 2014-18A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.88%, 10/15/29
(a)(b)
.... USD 115 $ 114,518
Voya CLO Ltd.
(a)(b)
Series 2015-1A, Class A1R, (3-mo. CME
Term SOFR at 0.90% Floor + 1.16%),
6.56%, 01/18/29 ............... 58 57,847
Series 2017-4A, Class A1, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.79%,
10/15/30 .................... 196 195,662
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.83%, 09/25/36 ............... 121 33,193
Series 2006-HE5, Class 1A, (1-mo. CME
Term SOFR at 0.31% Floor + 0.42%),
4.49%, 10/25/36 ............... 102 75,647
Yale Mortgage Loan Trust, Series 2007-1,
Class A, (1-mo. CME Term SOFR at 0.40%
Floor + 0.51%), 5.87%, 06/25/37
(a)(b)
.... 75 23,957
Total Asset-Backed Securities — 3.4%
(Cost: $28,928,063) .............................. 28,185,854
Corporate Bonds
Aerospace & Defense — 1.3%
BAE Systems plc, 3.40%, 04/15/30
(b)
..... 1,051 969,775
Boeing Co. (The)
3.83%, 03/01/59 ................. 226 167,480
3.95%, 08/01/59 ................. 454 347,341
5.93%, 05/01/60 ................. 194 200,885
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 ................. 532 502,926
2.04%, 08/16/28 ................. 900 791,139
4.20%, 05/01/30 ................. 304 289,715
L3Harris Technologies, Inc.
4.40%, 06/15/28 ................. 579 572,292
2.90%, 12/15/29 ................. 658 594,601
1.80%, 01/15/31 ................. 271 222,585
5.40%, 07/31/33 ................. 558 580,177
Lockheed Martin Corp.
4.45%, 05/15/28 ................. 219 220,161
5.25%, 01/15/33 ................. 202 214,249
3.60%, 03/01/35 ................. 205 187,714
4.50%, 05/15/36 ................. 278 275,042
Northrop Grumman Corp.
4.70%, 03/15/33 ................. 456 459,873
4.95%, 03/15/53 ................. 302 299,116
RTX Corp.
7.00%, 11/01/28 ................. 445 480,676
4.13%, 11/16/28 ................. 516 504,119
5.75%, 01/15/29 ................. 165 172,466
2.25%, 07/01/30 ................. 169 146,005
5.15%, 02/27/33 ................. 420 428,041
6.10%, 03/15/34 ................. 458 497,042
3.75%, 11/01/46 ................. 130 103,219
2.82%, 09/01/51 ................. 369 243,941
3.03%, 03/15/52 ................. 508 350,539
Textron, Inc.
3.90%, 09/17/29 ................. 666 633,138
2.45%, 03/15/31 ................. 249 212,157
10,666,414
Security
Par (000)
Par (000) Value
Banks — 3.0%
Bank of America Corp.
(a)
(1-day SOFR + 1.57%), 5.82%, 09/15/29 USD 2,959 $ 3,054,498
(1-day SOFR + 1.21%), 2.57%, 10/20/32 268 222,191
(1-day SOFR + 1.83%), 4.57%, 04/27/33 692 659,602
(1-day SOFR + 1.91%), 5.29%, 04/25/34 267 267,615
(1-day SOFR + 1.84%), 5.87%, 09/15/34 1,911 2,000,378
Barclays plc, (USISSO05 + 5.78%), 9.63%
(a)(e)
652 677,265
Citigroup, Inc.
(a)
(1-day SOFR + 0.77%), 1.46%, 06/09/27 131 119,883
(3-mo. CME Term SOFR + 1.82%), 3.89%,
01/10/28 .................... 319 308,469
(1-day SOFR + 1.28%), 3.07%, 02/24/28 459 432,505
(1-day SOFR + 1.89%), 4.66%, 05/24/28 348 345,223
(3-mo. CME Term SOFR + 1.41%), 3.52%,
10/27/28 .................... 576 544,760
(1-day SOFR + 1.35%), 3.06%, 01/25/33 97 82,759
(1-day SOFR + 2.34%), 6.27%, 11/17/33 2,269 2,427,855
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.75%), 4.57%, 06/14/30 304 297,483
(3-mo. CME Term SOFR + 1.11%), 1.76%,
11/19/31 .................... 251 203,423
(3-mo. CME Term SOFR + 1.25%), 2.58%,
04/22/32 .................... 455 384,855
(1-day SOFR + 1.18%), 2.55%, 11/08/32 101 84,272
(1-day SOFR + 1.26%), 2.96%, 01/25/33 2,245 1,923,600
(1-day SOFR + 1.85%), 5.35%, 06/01/34 222 225,160
(1-day SOFR + 1.81%), 6.25%, 10/23/34 1,573 1,705,112
Washington Mutual Escrow Bonds
(f)(g)(h)
0.00%, 11/06/09 ................. 300 3,000
0.00%, 09/19/17
(i)
................ 250 —
0.00%, 09/29/17 ................. 500 —
Wells Fargo & Co.
(a)
(1-day SOFR + 1.74%), 5.57%, 07/25/29 1,104 1,127,259
(1-day SOFR + 1.79%), 6.30%, 10/23/29 1,065 1,122,427
(1-day SOFR + 2.02%), 5.39%, 04/24/34 68 68,296
(1-day SOFR + 1.99%), 5.56%, 07/25/34 2,031 2,067,779
(1-day SOFR + 2.06%), 6.49%, 10/23/34 2,905 3,160,314
Wells Fargo Bank NA, 5.45%, 08/07/26 ... 1,786 1,815,099
25,331,082
Biotechnology — 0.8%
AbbVie, Inc.
4.55%, 03/15/35 ................. 852 835,518
4.50%, 05/14/35 ................. 1,314 1,285,133
4.88%, 11/14/48 ................. 50 48,743
Amgen, Inc.
5.25%, 03/02/30 ................. 1,727 1,775,350
4.40%, 02/22/62 ................. 627 529,333
5.75%, 03/02/63 ................. 905 949,475
Gilead Sciences, Inc.
1.65%, 10/01/30 ................. 514 430,662
2.60%, 10/01/40 ................. 763 561,897
5.65%, 12/01/41 ................. 161 171,859
4.50%, 02/01/45 ................. 289 267,288
6,855,258
Broadline Retail — 0.0%
Amazon.com, Inc., 2.50%, 06/03/50 ..... 190 126,392
Building Products — 0.0%
Owens Corning, 3.88%, 06/01/30 ....... 101 94,739
Capital Markets — 4.3%
Credit Suisse AG
4.75%, 08/09/24 ................. 514 510,816
3.63%, 09/09/24 ................. 534 526,427
7.95%, 01/09/25 ................. 1,111 1,135,466

Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.70%, 02/21/25 ................. USD 272 $ 266,405
2.95%, 04/09/25 ................. 1,030 998,190
5.00%, 07/09/27 ................. 1,044 1,044,221
7.50%, 02/15/28 ................. 881 964,877
Deutsche Bank AG, 5.37%, 09/09/27 ..... 1,242 1,259,471
FactSet Research Systems, Inc., 3.45%,
03/01/32 ..................... 677 606,272
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.51%), 5.91%, 09/10/24 1,973 1,969,840
(1-day SOFR + 0.91%), 1.95%, 10/21/27 663 606,526
(1-day SOFR + 1.73%), 4.48%, 08/23/28 503 494,120
(3-mo. CME Term SOFR + 1.42%), 3.81%,
04/23/29 .................... 464 440,507
(3-mo. CME Term SOFR + 1.56%), 4.22%,
05/01/29 .................... 856 828,032
(1-day SOFR + 1.77%), 6.48%, 10/24/29 274 290,727
(1-day SOFR + 1.28%), 2.62%, 04/22/32 417 350,034
(1-day SOFR + 1.25%), 2.38%, 07/21/32 165 135,568
(1-day SOFR + 1.26%), 2.65%, 10/21/32 1,729 1,440,796
(1-day SOFR + 1.95%), 6.56%, 10/24/34 2,089 2,295,628
Moody's Corp.
3.25%, 01/15/28 ................. 87 83,020
4.25%, 02/01/29 ................. 272 269,227
Morgan Stanley
(a)
(3-mo. CME Term SOFR + 1.40%), 3.77%,
01/24/29 .................... 175 166,894
(1-day SOFR + 1.59%), 5.16%, 04/20/29 1,224 1,230,997
(1-day SOFR + 1.63%), 5.45%, 07/20/29 811 826,370
(1-day SOFR + 1.83%), 6.41%, 11/01/29 2,658 2,816,907
(1-day SOFR + 1.14%), 2.70%, 01/22/31 1,330 1,162,655
(1-day SOFR + 1.18%), 2.24%, 07/21/32 1,364 1,113,354
(1-day SOFR + 1.20%), 2.51%, 10/20/32 1,013 838,803
(1-day SOFR + 1.29%), 2.94%, 01/21/33 256 217,768
(1-day SOFR + 1.88%), 5.42%, 07/21/34 2,476 2,512,838
(1-day SOFR + 2.05%), 6.63%, 11/01/34 2,706 2,995,687
MSCI, Inc.
(b)
3.88%, 02/15/31 ................. 1,064 972,156
3.63%, 11/01/31 ................. 280 246,439
3.25%, 08/15/33 ................. 409 341,837
Nasdaq, Inc.
5.55%, 02/15/34 ................. 589 611,883
6.10%, 06/28/63 ................. 336 362,739
S&P Global, Inc.
2.90%, 03/01/32 ................. 227 202,616
5.25%, 09/15/33
(b)
................ 777 812,910
UBS Group AG
3.75%, 03/26/25 ................. 500 489,824
(SOFR Index + 0.98%), 1.31%, 02/02/27
(a)(b)
541 495,137
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.75%,
02/11/33
(a)(b)
.................. 1,019 835,809
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30%,
09/22/34
(a)(b)
.................. 295 312,294
36,082,087
Chemicals — 0.0%
Eastman Chemical Co., 5.75%, 03/08/33 .. 110 113,654
Commercial Services & Supplies — 0.1%
Republic Services, Inc., 5.00%, 04/01/34 .. 182 186,368
Waste Management, Inc.
4.63%, 02/15/33 ................. 83 83,260
4.88%, 02/15/34 ................. 204 208,089
477,717
Security
Par (000)
Par (000) Value
Communications Equipment — 0.2%
Motorola Solutions, Inc.
2.75%, 05/24/31 ................. USD 630 $ 538,461
5.60%, 06/01/32 ................. 801 826,317
5.50%, 09/01/44 ................. 419 416,170
1,780,948
Consumer Finance — 0.1%
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 400 430,974
Containers & Packaging — 0.0%
Amcor Finance USA, Inc., 5.63%, 05/26/33 . 80 83,177
Berry Global, Inc., 5.50%, 04/15/28
(b)
..... 87 87,953
171,130
Diversified REITs — 0.6%
Extra Space Storage LP, 5.50%, 07/01/30 .. 180 184,076
VICI Properties LP
(b)
4.50%, 09/01/26 ................. 715 692,065
4.25%, 12/01/26 ................. 854 821,855
3.75%, 02/15/27 ................. 1,041 982,656
3.88%, 02/15/29 ................. 724 665,089
4.63%, 12/01/29 ................. 2,095 1,974,013
5,319,754
Diversified Telecommunication Services — 1.0%
AT&T, Inc.
5.40%, 02/15/34 ................. 610 629,108
4.50%, 05/15/35 ................. 409 387,413
3.55%, 09/15/55 ................. 727 522,697
3.80%, 12/01/57 ................. 1,028 764,156
3.65%, 09/15/59 ................. 1,258 901,599
Sprint Capital Corp., 6.88%, 11/15/28 ..... 628 680,457
Verizon Communications, Inc.
3.15%, 03/22/30 ................. 92 84,089
1.75%, 01/20/31 ................. 830 682,658
2.55%, 03/21/31 ................. 410 353,522
2.36%, 03/15/32 ................. 1,165 969,014
4.40%, 11/01/34 ................. 1,623 1,561,462
5.85%, 09/15/35 ................. 117 125,432
4.27%, 01/15/36 ................. 519 488,675
2.65%, 11/20/40 ................. 140 100,873
2.85%, 09/03/41 ................. 292 215,718
3.00%, 11/20/60 ................. 294 192,722
8,659,595
Electric Utilities — 2.5%
AEP Texas, Inc.
3.95%, 06/01/28 ................. 87 83,707
4.70%, 05/15/32 ................. 86 83,985
5.40%, 06/01/33 ................. 421 427,417
3.80%, 10/01/47 ................. 530 401,177
3.45%, 05/15/51 ................. 369 263,509
AEP Transmission Co. LLC
3.80%, 06/15/49 ................. 155 123,123
3.15%, 09/15/49 ................. 134 96,109
Series N, 2.75%, 08/15/51 .......... 253 163,737
Series O, 4.50%, 06/15/52 .......... 144 130,009
Alabama Power Co.
5.50%, 03/15/41 ................. 155 154,825
4.15%, 08/15/44 ................. 97 83,066
3.75%, 03/01/45 ................. 268 217,729
3.45%, 10/01/49 ................. 240 180,312
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
.................... 576 487,319
Baltimore Gas & Electric Co.
3.75%, 08/15/47 ................. 797 630,484
4.25%, 09/15/48 ................. 105 90,706
2.90%, 06/15/50 ................. 132 89,648

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 ................. USD 85 $ 72,139
Series AD, 2.90%, 07/01/50 ......... 414 287,967
Series AF, 3.35%, 04/01/51 ......... 226 171,613
Commonwealth Edison Co.
Series 127, 3.20%, 11/15/49 ......... 879 630,571
Series 130, 3.13%, 03/15/51 ......... 115 81,405
Dominion Energy South Carolina, Inc., 6.25%,
10/15/53 ..................... 125 144,108
DTE Electric Co.
3.95%, 03/01/49 ................. 533 447,804
Series B, 3.25%, 04/01/51 .......... 399 291,916
Duke Energy Carolinas LLC
3.88%, 03/15/46 ................. 104 84,218
3.70%, 12/01/47 ................. 326 255,605
3.95%, 03/15/48 ................. 435 357,877
3.45%, 04/15/51 ................. 351 264,402
5.40%, 01/15/54 ................. 139 143,222
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 337 300,464
1.75%, 06/15/30 ................. 163 135,960
3.00%, 12/15/51 ................. 351 239,501
5.95%, 11/15/52 ................. 642 702,425
Duke Energy Ohio, Inc., 5.65%, 04/01/53 .. 85 89,023
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 299 285,163
2.50%, 08/15/50 ................. 732 459,830
4.00%, 04/01/52 ................. 338 277,741
5.35%, 03/15/53 ................. 106 107,376
Edison International
5.75%, 06/15/27 ................. 397 405,378
5.25%, 11/15/28 ................. 420 422,582
6.95%, 11/15/29 ................. 562 609,894
Entergy Arkansas LLC, 2.65%, 06/15/51 ... 129 81,102
Eversource Energy
5.45%, 03/01/28 ................. 146 150,061
Series O, 4.25%, 04/01/29 .......... 194 188,152
FirstEnergy Corp.
2.05%, 03/01/25 ................. 52 50,180
Series B, 4.15%, 07/15/27
(d)
......... 349 335,670
Series C, 5.10%, 07/15/47
(d)
......... 43 39,365
Series C, 3.40%, 03/01/50 .......... 192 135,318
FirstEnergy Transmission LLC, 4.55%,
04/01/49
(b)
.................... 485 419,127
Florida Power & Light Co.
3.99%, 03/01/49 ................. 111 95,047
3.15%, 10/01/49 ................. 204 149,657
2.88%, 12/04/51 ................. 135 93,513
Generacion Mediterranea SA, 9.88%,
12/01/27
(b)
.................... 37 32,127
Georgia Power Co.
4.95%, 05/17/33 ................. 143 144,154
Series A, 3.25%, 03/15/51 .......... 119 86,063
MidAmerican Energy Co., 2.70%, 08/01/52 . 255 164,706
Northern States Power Co.
2.90%, 03/01/50 ................. 459 321,539
2.60%, 06/01/51 ................. 359 234,815
3.20%, 04/01/52 ................. 165 121,601
5.10%, 05/15/53 ................. 136 137,107
Ohio Power Co.
Series P, 2.60%, 04/01/30 .......... 226 197,910
Series Q, 1.63%, 01/15/31 .......... 425 344,932
5.00%, 06/01/33 ................. 578 581,279
4.00%, 06/01/49 ................. 146 118,646
Series R, 2.90%, 10/01/51 .......... 605 409,708
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pacific Gas & Electric Co.
4.25%, 03/15/46 ................. USD 193 $ 148,332
3.95%, 12/01/47 ................. 270 197,396
4.95%, 07/01/50 ................. 268 228,923
3.50%, 08/01/50 ................. 809 558,514
5.25%, 03/01/52 ................. 157 139,498
6.70%, 04/01/53 ................. 141 152,984
PECO Energy Co.
3.90%, 03/01/48 ................. 103 86,352
2.80%, 06/15/50 ................. 439 295,502
3.05%, 03/15/51 ................. 503 355,803
2.85%, 09/15/51 ................. 150 100,854
Public Service Co. of New Hampshire
3.60%, 07/01/49 ................. 116 91,418
5.15%, 01/15/53 ................. 299 302,649
Public Service Electric & Gas Co., 2.05%,
08/01/50 ..................... 334 193,419
Southern California Edison Co.
2.25%, 06/01/30 ................. 1,102 945,710
Series G, 2.50%, 06/01/31 .......... 95 81,342
5.95%, 11/01/32 ................. 516 554,350
5.63%, 02/01/36 ................. 437 444,948
Union Electric Co., 2.63%, 03/15/51 ..... 234 148,753
Virginia Electric & Power Co.
Series A, 6.00%, 05/15/37 .......... 80 85,993
Series D, 4.65%, 08/15/43 .......... 102 93,321
4.45%, 02/15/44 ................. 359 320,019
21,132,905
Financial Services — 0.0%
Global Payments, Inc., 2.90%, 05/15/30 ... 373 328,084
Gas Utilities — 0.1%
Atmos Energy Corp., 4.13%, 03/15/49 .... 188 161,486
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 ................. 232 237,904
4.00%, 04/01/28 ................. 87 84,698
Piedmont Natural Gas Co., Inc., 2.50%,
03/15/31 ..................... 176 150,279
Promigas SA ESP, 3.75%, 10/16/29
(b)
..... 200 177,380
811,747
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.15%, 04/01/45 ................. 128 113,627
3.30%, 09/15/51 ................. 150 113,946
2.88%, 06/15/52 ................. 527 368,194
5.20%, 04/15/54 ................. 130 135,298
CSX Corp.
4.30%, 03/01/48 ................. 184 163,820
3.35%, 09/15/49 ................. 118 89,193
4.50%, 11/15/52 ................. 257 238,492
4.65%, 03/01/68 ................. 117 107,327
Norfolk Southern Corp.
3.40%, 11/01/49 ................. 195 147,526
3.05%, 05/15/50 ................. 413 293,751
4.05%, 08/15/52 ................. 148 125,009
5.35%, 08/01/54 ................. 204 212,004
3.16%, 05/15/55 ................. 148 103,884
Ryder System, Inc., 6.30%, 12/01/28 ..... 123 130,413
Union Pacific Corp.
3.95%, 08/15/59 ................. 315 257,117
3.84%, 03/20/60 ................. 216 176,201
3.55%, 05/20/61 ................. 272 204,283
3.75%, 02/05/70 ................. 127 97,924

Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ...... USD 79 $ 75,741
3,153,750
Health Care Providers & Services — 0.7%
CVS Health Corp.
2.70%, 08/21/40 ................. 302 215,304
5.63%, 02/21/53 ................. 201 203,735
5.88%, 06/01/53 ................. 140 147,254
6.00%, 06/01/63 ................. 157 166,461
Elevance Health, Inc.
3.13%, 05/15/50 ................. 399 287,507
3.60%, 03/15/51 ................. 115 90,105
HCA, Inc.
5.38%, 02/01/25 ................. 346 345,491
5.25%, 04/15/25 ................. 1,255 1,253,542
5.88%, 02/15/26 ................. 129 130,097
5.25%, 06/15/26 ................. 266 267,297
5.38%, 09/01/26 ................. 133 133,611
4.13%, 06/15/29 ................. 390 372,887
3.50%, 09/01/30 ................. 1,232 1,116,840
UnitedHealth Group, Inc.
4.20%, 01/15/47 ................. 241 213,376
3.25%, 05/15/51 ................. 263 199,174
4.75%, 05/15/52 ................. 214 205,730
5.20%, 04/15/63 ................. 460 469,461
5,817,872
Hotels, Restaurants & Leisure — 0.3%
GLP Capital LP
5.75%, 06/01/28 ................. 1,156 1,166,381
4.00%, 01/15/30 ................. 752 686,185
3.25%, 01/15/32 ................. 650 548,764
6.75%, 12/01/33 ................. 177 190,953
Grupo Posadas SAB de CV, 7.00%, 12/30/27
(d)
(j)
......................... 55 45,636
2,637,919
Insurance — 0.1%
Ambac Assurance Corp., 5.10%
(b)(e)
...... 15 19,299
Aon Corp.
2.60%, 12/02/31 ................. 105 89,034
5.35%, 02/28/33 ................. 189 193,830
Hartford Financial Services Group, Inc. (The),
6.10%, 10/01/41 ................ 118 125,866
Marsh & McLennan Cos., Inc.
5.45%, 03/15/53 ................. 79 82,583
5.70%, 09/15/53 ................. 78 84,763
595,375
Interactive Media & Services — 0.1%
Meta Platforms, Inc., 4.65%, 08/15/62 .... 407 378,914
IT Services — 0.0%
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 . 78 82,399
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
4.95%, 11/21/32 ................. 254 262,115
5.09%, 08/10/33 ................. 600 625,372
5.20%, 01/31/34 ................. 81 84,799
972,286
Machinery — 0.0%
CNH Industrial Capital LLC, 5.45%, 10/14/25 97 97,422
Otis Worldwide Corp., 5.25%, 08/16/28 ... 240 246,665
344,087
Security
Par (000)
Par (000) Value
Media — 0.4%
Charter Communications Operating LLC
3.70%, 04/01/51 ................. USD 1,217 $ 791,573
3.90%, 06/01/52 ................. 945 635,399
3.95%, 06/30/62 ................. 382 240,321
Comcast Corp.
4.80%, 05/15/33 ................. 288 291,559
3.75%, 04/01/40 ................. 99 85,158
2.45%, 08/15/52 ................. 309 192,044
2.94%, 11/01/56 ................. 616 405,155
2.99%, 11/01/63 ................. 365 235,264
Cox Communications, Inc., 3.15%, 08/15/24
(b)
52 51,127
NBCUniversal Media LLC, 4.45%, 01/15/43 . 93 85,007
3,012,607
Metals & Mining — 0.1%
Glencore Funding LLC
(b)
6.38%, 10/06/30 ................. 707 759,038
2.63%, 09/23/31 ................. 99 84,003
Newmont Corp., 2.25%, 10/01/30 ....... 250 215,775
1,058,816
Multi-Utilities — 0.4%
Ameren Illinois Co.
3.70%, 12/01/47 ................. 232 189,353
3.25%, 03/15/50 ................. 220 162,034
2.90%, 06/15/51 ................. 132 89,633
Consumers Energy Co.
4.63%, 05/15/33 ................. 70 69,881
3.75%, 02/15/50 ................. 452 371,904
4.20%, 09/01/52 ................. 135 118,768
NiSource, Inc.
3.49%, 05/15/27 ................. 232 223,358
5.25%, 03/30/28 ................. 794 809,575
5.40%, 06/30/33 ................. 552 569,155
San Diego Gas & Electric Co.
3.32%, 04/15/50 ................. 114 81,098
5.35%, 04/01/53 ................. 541 547,325
3,232,084
Oil, Gas & Consumable Fuels — 5.2%
Antero Resources Corp.
(b)
7.63%, 02/01/29 ................. 409 419,686
5.38%, 03/01/30 ................. 446 427,473
Apache Corp., 4.75%, 04/15/43 ........ 551 433,655
Cameron LNG LLC
(b)
3.30%, 01/15/35 ................. 453 385,716
3.40%, 01/15/38 ................. 996 840,159
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,161 1,163,474
5.13%, 06/30/27 ................. 1,863 1,872,046
3.70%, 11/15/29 ................. 583 550,627
2.74%, 12/31/39 ................. 457 364,087
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 513 490,668
4.00%, 03/01/31 ................. 696 632,763
3.25%, 01/31/32 ................. 1,294 1,102,529
5.95%, 06/30/33
(b)
................ 307 315,209
Devon Energy Corp., 4.75%, 05/15/42 .... 187 163,357
Diamondback Energy, Inc.
3.25%, 12/01/26 ................. 3,777 3,657,969
3.50%, 12/01/29 ................. 4,263 3,959,130
3.13%, 03/24/31 ................. 2,053 1,824,755
Energian Israel Finance Ltd., 8.50%, 09/30/33
(b)
(j)
......................... 6 5,866
Energy Transfer LP
5.75%, 04/01/25 ................. 331 331,132
5.63%, 05/01/27
(b)
................ 100 99,659

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00%, 02/01/29
(b)
................ USD 538 $ 542,833
7.38%, 02/01/31
(b)
................ 789 829,188
4.90%, 03/15/35 ................. 239 227,486
5.15%, 02/01/43 ................. 336 298,803
5.00%, 05/15/50 ................. 1,781 1,587,887
EQT Corp.
3.90%, 10/01/27 ................. 1,031 986,302
5.00%, 01/15/29 ................. 581 575,551
7.00%, 02/01/30
(d)
................ 386 414,271
3.63%, 05/15/31
(b)
................ 343 306,323
Hess Corp., 5.60%, 02/15/41 .......... 113 118,669
Kinder Morgan Energy Partners LP
5.80%, 03/15/35 ................. 82 83,488
4.70%, 11/01/42 ................. 532 456,164
Leviathan Bond Ltd., 6.75%, 06/30/30
(b)(j)
.. 1 911
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 ................. 230 225,694
3.25%, 07/15/31 ................. 1,253 1,087,958
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 1,343 1,325,923
ONEOK, Inc., 6.63%, 09/01/53 ......... 344 384,983
Petrorio Luxembourg Trading SARL, 6.13%,
06/09/26
(b)
.................... 55 53,867
Pioneer Natural Resources Co., 2.15%,
01/15/31 ..................... 101 85,804
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 100 99,942
5.63%, 03/01/25 ................. 2,581 2,585,939
5.88%, 06/30/26 ................. 1,731 1,762,151
5.00%, 03/15/27 ................. 497 499,145
5.90%, 09/15/37 ................. 269 283,447
SCC Power plc, 4.00%, (4.00% Cash or 4.00%
PIK), 05/17/32
(b)(k)
............... 47 7,627
Targa Resources Corp.
5.20%, 07/01/27 ................. 795 798,816
6.15%, 03/01/29 ................. 149 155,809
4.20%, 02/01/33 ................. 258 237,214
6.13%, 03/15/33 ................. 188 197,934
6.50%, 03/30/34 ................. 635 685,336
Targa Resources Partners LP
5.00%, 01/15/28 ................. 168 165,917
4.88%, 02/01/31 ................. 902 876,212
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
.................... 2,030 1,914,049
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 ................. 221 231,412
4.00%, 03/15/28 ................. 810 784,658
4.60%, 03/15/48 ................. 171 153,973
3.95%, 05/15/50 ................. 368 296,936
Viper Energy, Inc.
(b)
5.38%, 11/01/27 ................. 2,306 2,264,070
7.38%, 11/01/31 ................. 1,095 1,133,325
Western Midstream Operating LP, 6.35%,
01/15/29 ..................... 93 97,130
43,863,107
Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
......... 1 483
American Airlines Pass-Through Trust, Series
2019-1, Class AA, 3.15%, 02/15/32 .... 156 135,987
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 60 52,514
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 .... 420 416,615
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/07/25 7 6,851
Series 2020-1, Class B, 4.88%, 01/15/26 82 79,505
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Series 2014-1, Class A, 4.00%, 04/11/26 USD 107 $ 102,202
Series 2016-1, Class AA, 3.10%, 07/07/28 10 8,722
Series 2016-2, Class AA, 2.88%, 10/07/28 61 54,698
Series 2019-2, Class AA, 2.70%, 05/01/32 29 24,667
882,244
Pharmaceuticals — 0.4%
Bayer US Finance LLC, 6.38%, 11/21/30
(b)
. 742 763,414
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 ................. 932 934,092
5.30%, 05/19/53 ................. 1,224 1,249,562
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ..................... 512 438,720
3,385,788
Real Estate Management & Development — 0.0%
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/22
(f)(g)(j)
.................. 200 4,500
Retail REITs — 0.1%
NNN REIT, Inc.
3.50%, 04/15/51 ................. 125 90,288
3.00%, 04/15/52 ................. 366 238,544
Realty Income Corp., 3.10%, 12/15/29 .... 364 333,637
662,469
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
(b)
3.42%, 04/15/33 ................. 529 464,624
3.47%, 04/15/34 ................. 176 153,121
3.14%, 11/15/35 ................. 687 564,016
3.19%, 11/15/36 ................. 441 357,366
Intel Corp.
4.90%, 08/05/52 ................. 199 194,735
5.90%, 02/10/63 ................. 91 101,429
KLA Corp.
3.30%, 03/01/50 ................. 324 247,302
4.95%, 07/15/52 ................. 87 87,892
5.25%, 07/15/62 ................. 85 88,654
NXP BV, 4.30%, 06/18/29 ............ 383 371,441
2,630,580
Software — 0.3%
Autodesk, Inc., 2.40%, 12/15/31 ........ 98 83,847
Oracle Corp.
3.85%, 07/15/36 ................. 260 226,520
3.60%, 04/01/40 ................. 814 649,087
4.13%, 05/15/45 ................. 550 448,647
4.00%, 07/15/46 ................. 108 86,566
4.00%, 11/15/47 ................. 124 98,218
3.60%, 04/01/50 ................. 135 99,996
3.95%, 03/25/51 ................. 517 404,845
4.38%, 05/15/55 ................. 223 184,747
2,282,473
Specialized REITs — 0.4%
American Tower Corp.
3.95%, 03/15/29 ................. 415 395,986
3.80%, 08/15/29 ................. 93 88,288
2.10%, 06/15/30 ................. 159 133,371
1.88%, 10/15/30 ................. 228 186,888
2.70%, 04/15/31 ................. 618 530,682
Crown Castle, Inc.
3.10%, 11/15/29 ................. 926 828,492
3.30%, 07/01/30 ................. 565 506,549
Equinix, Inc.
3.20%, 11/18/29 ................. 288 264,509

Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
2.15%, 07/15/30 ................. USD 378 $ 320,253
3,255,018
Specialty Retail — 0.1%
Lowe's Cos., Inc.
4.50%, 04/15/30 ................. 220 218,722
2.80%, 09/15/41 ................. 845 617,252
835,974
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
6.02%, 06/15/26 ................. 260 266,139
4.90%, 10/01/26 ................. 748 749,190
Hewlett Packard Enterprise Co., 5.25%,
07/01/28 ..................... 262 267,837
1,283,166
Textiles, Apparel & Luxury Goods — 0.0%
Tapestry, Inc., 7.85%, 11/27/33 ........ 135 144,029
Tobacco — 0.5%
Altria Group, Inc.
6.20%, 11/01/28 ................. 280 293,650
4.80%, 02/14/29 ................. 382 380,780
6.88%, 11/01/33 ................. 794 873,950
4.50%, 05/02/43 ................. 593 494,537
BAT Capital Corp.
4.76%, 09/06/49 ................. 268 212,415
7.08%, 08/02/53 ................. 1,176 1,257,211
Philip Morris International, Inc.
5.13%, 11/17/27 ................. 232 236,133
4.88%, 02/15/28 ................. 82 82,876
Reynolds American, Inc., 5.85%, 08/15/45 .. 219 204,996
4,036,548
Wireless Telecommunication Services — 0.7%
Millicom International Cellular SA, 6.63%,
10/15/26
(b)
.................... 180 175,041
Sprint LLC
7.13%, 06/15/24 ................. 4,084 4,101,713
7.63%, 02/15/25 ................. 996 1,013,416
T-Mobile USA, Inc., 3.88%, 04/15/30 ..... 921 873,386
6,163,556
Total Corporate Bonds — 24.9%
(Cost: $204,895,463) ............................. 209,098,041
Fixed Rate Loan Interests
Metals & Mining — 0.0%
Vedanta Holdings Mauritius II Ltd., Term Loan,
04/17/26
(l)
...................... 195 195,360
Total Fixed Rate Loan Interests — 0.0%
(Cost: $195,360) ................................ 195,360
Floating Rate Loan Interests
Financial Services — 0.0%
EURO Parfums, Term Loan,
12.21%
,
 09/01/28
(a)(h)
.............. 28 27,370
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Cap +
4.00%), 9.47%
,
 10/06/28
(a)
.......... 78 69,420
Media — 0.0%
Gray Television, Inc., Term Loan D, (1-mo. CME
Term SOFR + 3.00%), 8.47%
,
 12/01/28
(a)
—
(c)
185
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.0%
Ecopetrol SA, Term Loan, (1-mo. CME Term
SOFR + 0.00%), 10.14%
,
 09/06/30
(a)
... USD 150 $ 148,875
Total Floating Rate Loan Interests — 0.0%
(Cost: $253,342) ................................ 245,850
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
8.50%, 06/27/29
(j)
................ 10 9,034
7.00%, 12/15/47
(b)
................ 33 24,747
33,781
Mexico — 0.1%
Petroleos Mexicanos
4.88%, 01/18/24 ................. 46 45,771
Series 13-2, 7.19%, 09/12/24 ........ MXN 11 62,398
6.88%, 08/04/26 ................. USD 258 249,331
6.50%, 03/13/27 ................. 230 213,756
8.75%, 06/02/29 ................. 14 13,095
6.70%, 02/16/32 ................. 17 14,068
598,419
Supranational — 0.3%
European Union
(j)
2.50%, 10/04/52 ................. EUR 505 494,822
Series NGEU, 3.00%, 03/04/53 ....... 1,760 1,906,075
2,400,897
Total Foreign Agency Obligations — 0.4%
(Cost: $2,699,989) .............................. 3,033,097
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The)
(d)
3.62%, 07/09/35 ................. USD 63 21,324
4.25%, 01/09/38 ................. 56 22,099
43,423
Colombia — 0.2%
Republic of Colombia
7.50%, 08/26/26 ................. COP 1,960,300 483,234
5.75%, 11/03/27 ................. 641,000 146,344
6.00%, 04/28/28 ................. 1,228,400 279,089
7.75%, 09/18/30 ................. 748,000 175,272
3.13%, 04/15/31 ................. USD 200 162,563
8.00%, 04/20/33 ................. 200 218,313
1,464,815
Czech Republic — 0.1%
Czech Republic
5.50%, 12/12/28 ................. CZK 3,880 187,769
2.75%, 07/23/29 ................. 4,910 208,232
5.00%, 09/30/30 ................. 2,070 99,380
4.20%, 12/04/36
(j)
................ 690 31,982
527,363
Dominican Republic — 0.0%
Dominican Republic Government Bond, 4.88%
,
09/23/32
(b)
..................... USD 200 181,828
Egypt — 0.0%
Arab Republic of Egypt, 7.63%
,
05/29/32
(j)
.. 200 138,437
Guatemala — 0.0%
Republic of Guatemala, 4.65%
,
10/07/41
(b)
.. 200 163,000

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia — 0.1%
Republic of Indonesia
5.50%, 04/15/26 ................. IDR 1,011,000 $ 64,414
8.38%, 09/15/26 ................. 1,680,000 114,459
7.00%, 05/15/27 ................. 4,575,000 302,633
4.10%, 04/24/28 ................. USD 200 195,875
3.05%, 03/12/51 ................. 641 488,162
1,165,543
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 4.88%
,
01/30/32
(j)
. EUR 100 92,801
Mexico — 0.7%
United Mexican States
7.50%, 06/03/27 ................. MXN 36 201,018
8.50%, 03/01/29 ................. 231 1,328,720
8.50%, 05/31/29 ................. 407 2,350,419
2.66%, 05/24/31 ................. USD 1,158 976,701
6.35%, 02/09/35 ................. 200 209,187
8.50%, 11/18/38 ................. MXN 39 219,589
4.50%, 01/31/50 ................. USD 1,011 824,281
6,109,915
Oman — 0.0%
Oman Government Bond, 6.50%
,
03/08/47
(j)
. 200 203,750
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 347 319,891
3.16%, 01/23/30 ................. 215 182,951
6.40%, 02/14/35 ................. 200 195,000
4.50%, 04/01/56 ................. 488 327,265
1,025,107
Peru — 0.1%
Republic of Peru
1.86%, 12/01/32 ................. 29 22,656
3.55%, 03/10/51 ................. 576 435,780
458,436
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 ................. 516 485,846
3.20%, 07/06/46 ................. 629 482,954
968,800
Poland — 0.1%
Republic of Poland, 2.75%
,
10/25/29 ...... PLN 1,703 386,603
Qatar — 0.0%
State of Qatar, 6.40%
,
01/20/40
(j)
........ USD 175 202,900
Romania — 0.0%
Romania Government Bond, 5.25%
,
11/25/27
(b)
200 198,182
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(f)(g)
... RUB 13,759 47,020
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
5.00%, 01/18/53
(b)
................ USD 200 187,937
3.45%, 02/02/61
(j)
................ 200 140,313
328,250
South Africa — 0.1%
Republic of South Africa
7.00%, 02/28/31 ................. ZAR 7,661 350,739
5.00%, 10/12/46 ................. USD 200 147,250
497,989
Security
Par (000)
Par (000) Value
Ukraine — 0.0%
Ukraine Government Bond
(f)(g)(j)
7.75%, 09/01/29 ................. USD 100 $ 27,125
7.75%, 08/01/41
(a)
................ 72 32,026
59,151
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. 179 179,596
5.10%, 06/18/50 ................. 234 234,296
413,892
Total Foreign Government Obligations — 1.7%
(Cost: $15,380,771) .............................. 14,677,205
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares - BATS
Series A
(m)
..................... 14,408,518 134,287,385
Total Investment Companies — 16.0%
(Cost: $144,284,000) ............................. 134,287,385
Par (000)
Par (000)
Municipal Bonds
California — 0.4%
Bay Area Toll Authority , Series 2010S-1, RB,
7.04%, 04/01/50 ................. 290 367,185
Los Angeles Community College District , Series
2010E, GO, 6.60%, 08/01/42 ......... 110 129,326
Los Angeles Unified School District , Series
2010RY, GO, 6.76%, 07/01/34 ........ 500 565,520
State of California
Series 2018, GO, 4.60%, 04/01/38 ..... 1,215 1,168,070
Series 2009, GO, 7.55%, 04/01/39 ..... 65 81,872
University of California , Series 2012AD, RB,
4.86%, 05/15/2112 ................ 75 69,833
2,381,806
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A, RB, 6.64%, 04/01/57 ........ 53 60,656
Illinois — 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ................. 775 766,381
Louisiana — 0.1%
Louisiana Local Government Environmental
Facilities & Community Development
Authority , Series 2022A, RB,
4.15%, 02/01/33 ................. 620 610,266
Massachusetts — 0.0%
Massachusetts Housing Finance Agency ,
Series 2015A, RB, AMT, 4.50%, 12/01/48 10 9,465
New Jersey — 0.1%
New Jersey Turnpike Authority , Series 2009F,
RB, 7.41%, 01/01/40 .............. 237 296,356

Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York — 0.0%
Metropolitan Transportation Authority , Series
2010A, RB, 6.67%, 11/15/39 ......... USD 195 $ 214,683
New York City Municipal Water Finance
Authority
Series 2010EE, RB, 6.01%, 06/15/42 ... 105 118,434
Series 2011CC, RB, 5.88%, 06/15/44 ... 155 172,596
New York State Dormitory Authority , Series
2010H, RB, 5.39%, 03/15/40 ......... 60 62,331
Port Authority of New York & New Jersey
Series 2010-165, RB, 5.65%, 11/01/40 .. 120 129,193
Series 2014-181, RB, 4.96%, 08/01/46 .. 195 193,588
890,825
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A,
RB, 8.08%, 02/15/50 .............. 135 181,937
Texas — 0.0%
City of San Antonio Electric & Gas Systems ,
Series 2010A, RB, 5.81%, 02/01/41 .... 215 233,628
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ................. 215 231,297
464,925
Total Municipal Bonds — 0.7%
(Cost: $6,185,071) .............................. 5,662,617
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 5.42%, 06/25/35
(a)
.... 90 74,594
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 6.01%, 02/25/36
(a)
........ 13 11,630
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 .................... 48 23,606
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 8 3,585
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.74%, 11/25/46
(a)
50 38,348
Series 2006-OA16, Class A4C, (1-mo. CME
Term SOFR at 0.68% Floor + 0.79%),
6.15%, 10/25/46
(a)
.............. 123 88,106
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.85%, 07/25/46
(a)
.............. 6 5,455
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
5.93%, 11/25/36
(a)
.............. 55 44,773
Series 2006-OC7, Class 2A3, (1-mo. CME
Term SOFR at 0.50% Floor + 0.61%),
5.97%, 07/25/46
(a)
.............. 58 48,469
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 9 4,304
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.75%, 04/25/47
(a)
.............. 13 10,984
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 5.95%, 10/25/46 ......... USD 42 $ 28,476
Series 2006-4, Class 1A12, (1-mo. CME
Term SOFR at 0.32% Floor + 0.32%),
5.68%, 10/25/46 ............... 49 25,881
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.70% Floor + 0.70%), 5.71%,
02/25/47 .................... 50 18,013
Angel Oak Mortgage Trust, Series 2023-7,
Class A1, 4.80%, 11/25/67
(b)(d)
........ 270 262,085
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.03%, 07/31/57 283 113,009
Series 2016-3, Class 3A, (1-mo. CME Term
SOFR at 2.85% Floor + 2.96%), 8.32%,
09/27/46 .................... 14 14,055
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 121 36,465
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 .................... 52 51,506
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, (1-mo. CME Term SOFR at
0.68% Floor + 0.79%), 6.15%, 09/25/37
(a)(b)
71 65,489
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo. CME
Term SOFR at 0.28% Floor and 11.00%
Cap + 0.39%), 5.75%, 08/25/36 ..... 12 11,717
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor and 10.50%
Cap + 0.45%), 5.81%, 03/25/37 ..... 67 61,647
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 5.61%, 03/25/37 ..... 9 7,289
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 5.87%, 09/25/47 ..... 30 26,739
Series 2007-AR4, Class 2A1, (1-mo. CME
Term SOFR at 0.21% Floor and 10.50%
Cap + 0.32%), 5.68%, 06/25/37 ..... 9 8,845
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ....... 654 275,094
CHL Mortgage Pass-Through Trust
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 5.97%, 04/25/46
(a)
........ 128 39,091
Series 2006-OA5, Class 3A1, (1-mo. CME
Term SOFR at 0.40% Floor + 0.31%),
5.87%, 04/25/46
(a)
.............. 13 12,431
Series 2007-15, Class 2A2, 6.50%, 09/25/37 174 64,030
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 36 30,449
Series 2008-2, Class 1A1, 6.50%, 06/25/38 53 41,604
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
..................... 281 113,036
Cross Mortgage Trust, Series 2023-H2, Class
A1A, 7.13%, 11/25/68
(b)(d)
........... 148 150,845
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 6.25%, 11/25/35
(a)
. 41 9,723

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CSMC Trust
(a)(b)
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 .................... USD 168 $ 155,970
Series 2022-NQM6, Class PT, 9.44%,
12/25/67 .................... 322 332,850
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class A2A, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.81%, 08/25/47
(a)
................ 89 78,888
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB3, Class A8, (1-mo. LIBOR
USD + 0.00%), 6.36%, 07/25/36
(a)
..... 7 5,567
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
7.01%, 03/25/36
(a)
................ 12 10,871
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
5.82%, 01/25/35 ............... 30 26,260
Series 2005-RP2, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
5.82%, 03/25/35 ............... 34 29,423
Series 2006-RP1, Class 1AF1, (1-mo. CME
Term SOFR at 0.35% Floor and 9.15%
Cap + 0.46%), 5.82%, 01/25/36 ..... 27 21,875
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ......... 2 2,628
HarborView Mortgage Loan Trust, Series 2007-
4, Class 2A2, (1-mo. CME Term SOFR at
10.00% Cap + 0.61%), 5.72%, 07/19/47
(a)
82 75,557
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b)(d)
.. 99 97,468
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR19, Class 3A1, 3.69%,
09/25/37 .................... 65 43,229
Series 2007-FLX5, Class 2A2, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
5.71%, 08/25/37 ............... 73 63,269
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 6.01%, 08/25/37
(a)(b)
........ 14 5,098
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.89%, 04/25/37
(a)
................ 91 72,279
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. LIBOR USD
at 0.34% Floor and 9.00% Cap + 0.34%),
5.80%, 04/16/36
(a)(b)
............... 187 178,199
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
. 33 31,589
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.42% Floor + 0.53%),
6.31%, 06/25/37
(a)
................ 10 7,933
PRPM LLC
(b)
Series 2022-1, Class A1, 3.72%, 02/25/27
(d)
737 710,901
Series 2023-1, Class A1, 6.88%, 02/25/28
(a)
354 357,210
RALI Trust, Series 2007-QH9, Class A1, 6.29%,
11/25/37
(a)
..................... 20 16,374
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (1-mo. CME Term SOFR
at 0.40% Floor and 9.50% Cap + 0.51%),
5.87%, 09/25/35
(a)(b)
............... 2 2,082
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 3.07%, 05/25/57
(a)
... USD 19 $ 6,754
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.81%,
04/25/36
(a)
..................... 35 19,466
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.85%, 06/25/36 ..... 55 46,009
Series 2006-AR5, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor and 10.50%
Cap + 0.53%), 5.89%, 05/25/46 ..... 32 22,085
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 35 31,586
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(d)
................... 23 19,410
4,292,203
Commercial Mortgage-Backed Securities — 0.7%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
......... 200 160,164
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo. CME
Term SOFR at 1.79% Floor + 1.84%),
7.19%, 09/15/34 ............... 100 91,000
Series 2017-280P, Class E, (1-mo. CME
Term SOFR at 2.37% Floor + 2.42%),
7.78%, 09/15/34 ............... 137 123,093
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.63%, 04/15/35
(a)(b)
.... 19 18,189
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2015-200P, Class F, 3.60%, 04/14/33 300 266,278
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.91%, 11/15/32 ............... 100 83,690
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.41%, 11/15/32 ............... 100 80,198
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.00%),
7.36%, 09/15/34 ............... 650 640,300
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.92%,
01/25/36 .................... 23 21,363
Series 2005-4A, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.79%),
6.15%, 01/25/36 ............... 17 15,693
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.54% Floor + 0.65%), 6.01%,
04/25/36 .................... 6 5,328
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.25% Floor + 0.49%), 5.85%,
10/25/36 .................... 8 7,537
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR + 0.56%), 5.92%, 10/25/36 ... 7 6,295
Series 2007-2A, Class A1, (1-mo. CME Term
SOFR + 0.38%), 5.74%, 07/25/37 ... 16 14,667
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 6.28%, 03/15/37
(a)(b)
.... 35 32,463

Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................ USD 57 $ 53,461
BHMS, Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.55%),
6.91%, 07/15/35
(a)(b)
............... 140 138,917
BWAY Mortgage Trust, Series 2013-1515,
Class C, 3.45%, 03/10/33
(b)
.......... 105 96,471
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%),
6.41%, 10/15/37 ............... 60 59,166
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.12%,
12/09/40 .................... 126 126,078
Series 2023-XL3, Class D, (1-mo. CME
Term SOFR at 3.59% Floor + 3.59%),
8.95%, 12/09/40 ............... 173 172,946
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 .... 60 44,524
Series 2017-CC, Class E, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 .... 110 74,778
Series 2017-GM, Class D, 3.42%, 06/13/39 200 172,092
Series 2017-GM, Class E, 3.42%, 06/13/39 50 39,577
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. CME Term
SOFR at 1.75% Floor + 1.80%), 7.41%,
12/15/37
(a)(b)
.................... 100 98,868
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 6.46%,
05/22/34
(a)(b)
.................... EUR 364 388,797
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 .............. USD 30 27,841
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 .... 10 9,621
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a)(b)
.................... 126 111,426
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 4.91%, 04/10/49
(a)
. 20 17,686
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.18%, 10/10/36
(a)(b)
.... 100 78,845
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A, (1-mo. CME
Term SOFR at 0.98% Floor + 1.03%),
6.39%, 05/15/36
(a)(b)
............... 477 476,823
CSMC Trust
(b)
Series 2017-PFHP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.00%),
6.36%, 12/15/30
(a)
.............. 60 56,772
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 86,425
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.50%, 09/09/24
(a)
.............. 224 226,386
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (1-mo. LIBOR
USD + 0.00%), 3.53%, 10/10/34 .... 210 155,916
Series 2017-BRBK, Class F, 3.53%,
10/10/34 .................... 80 56,162
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 100 97,933
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
. 97 67,905
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
..................... 110 95,465
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 .................... USD 100 $ 98,365
Series 2017-APTS, Class EFX, 3.50%,
06/15/34
(a)
................... 100 97,092
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.14%,
12/15/48
(a)(b)
.................... 100 82,010
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2022-NXSS, Class
A, (1-mo. CME Term SOFR at 2.18% Floor +
2.18%), 7.54%, 09/15/39
(a)(b)
......... 300 300,656
KSL Commercial Mortgage Trust, Series 2023-
HT, Class D, (1-mo. CME Term SOFR at
4.29% Floor + 4.29%), 9.64%, 12/15/36
(a)(b)
100 100,061
LSTAR Commercial Mortgage Trust, Series
2015-3, Class AS, 3.13%, 04/20/48
(a)(b)
.. 6 5,684
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
...... 190 117,696
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.64%, 08/19/35
(a)(b)
............... 270 269,009
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, (3-mo. LIBOR
USD + 0.00%), 4.24%, 11/25/47 ..... 52 43,898
Series 2017-2, Class M4, 5.00%, 11/25/47 26 21,284
5,732,894
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.56%,
12/15/35
(b)
..................... 15,000 124,637
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.58%, 02/15/50 .............. 1,000 16,494
BBCMS Trust, Series 2015-SRCH, Class XA,
0.89%, 08/10/35
(b)
................ 931 22,762
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................ 3,475 13,123
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.62%, 01/15/52 4,495 105,425
Series 2019-B9, Class XA, (1-mo. LIBOR
USD + 0.00%), 1.02%, 03/15/52 .... 998 38,589
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.69%, 05/10/58 ... 170 2,450
Commercial Mortgage Trust
Series 2015-3BP, Class XA, 0.06%,
02/10/35
(b)
................... 1,916 1,496
Series 2015-CR25, Class XA, 0.79%,
08/10/48 .................... 171 1,669
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.17%, 11/15/50 .. 1,430 13,783
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.78%,
09/15/47 .................... 892 1,739
Series 2014-C23, Class XA, 0.58%,
09/15/47 .................... 900 2,097
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 1,800 31,455
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 900 14,780

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.18%,
12/15/47 .................... USD 130 $ 1,767
Series 2015-C26, Class XD, 1.31%,
10/15/48 .................... 120 2,513
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.59%,
03/15/49
(b)
................... 1,000 30,156
Series 2017-H1, Class XD, 2.15%,
06/15/50
(b)
................... 110 6,619
Series 2019-L2, Class XA, 1.00%, 03/15/52 374 14,875
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32
(h)
................... 1,880 —
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32 .................... 376 985
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
..................... 1,000 26,574
473,988
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(i)
.... 112 12,915
Total Non-Agency Mortgage-Backed Securities — 1.3%
(Cost: $11,635,578) .............................. 10,512,000
Beneficial Interest
(000)
Other Interests
(n)
Capital Markets — 0.0%
(f)(g)(h)
Lehman Brothers Holdings, Capital Trust VII . 185 —
Lehman Brothers Holdings, Inc. ......... 1,025 —
Total Other Interests — 0.0%
(Cost: $12) ................................... —
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp.
Series 389, Class C45, 3.00%, 10/15/52 . 4,320 713,562
Series 5052, Class KI, 4.00%, 12/25/50 .. 188 37,699
Series 5081, Class AI, 3.50%, 03/25/51 .. 304 53,181
Series 5161, Class LI, 3.00%, 11/25/51 .. 1,016 130,974
Series 5196, Class DI, 3.00%, 02/25/52 .. 471 72,778
Federal National Mortgage Association
Series 2021-3, Class MI, 3.50%, 02/25/51 509 88,801
Series 2021-31, Class IB, 4.00%, 06/25/51 574 111,410
Series 2023-39, 3.00%, 10/25/52 ...... 1,941 312,890
Series 427, Class C85, 3.50%, 08/25/49 . 534 94,674
Series 428, Class C16, 3.00%, 03/25/50 . 1,766 301,616
Series 437, Class C11, 3.00%, 07/25/52 . 2,434 396,078
Government National Mortgage Association
Series 2021-58, Class IY, 3.00%, 02/20/51 1,334 203,202
Series 2021-78, Class IP, 3.00%, 05/20/51 1,658 244,755
Series 2021-83, Class PI, 3.00%, 05/20/51 1,414 218,446
Series 2021-97, Class LI, 3.00%, 08/20/50 1,629 247,393
Series 2022-78, Class D, 3.00%, 08/20/51 1,103 169,933
Series 2022-85, Class IK, 3.00%, 05/20/51 1,047 157,494
3,554,886
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes, Series 2015-48,
0.92%, 02/16/50
(a)
................ USD 10 $ 177
Mortgage-Backed Securities — 46.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... 210 199,516
3.00%, 09/01/27 - 12/01/46 .......... 767 709,463
3.50%, 02/01/31 - 01/01/48 .......... 1,476 1,404,929
4.00%, 08/01/40 - 12/01/45 .......... 121 117,538
4.50%, 02/01/39 - 04/01/49 .......... 2,130 2,112,744
5.00%, 10/01/41 - 11/01/48 .......... 92 93,653
5.50%, 02/01/35 - 06/01/41 .......... 80 82,439
Federal National Mortgage Association
4.00%, 01/01/41 ................. 7 6,901
6.00%, 07/01/39 ................. 66 67,269
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 4,622 3,914,587
2.00%, 01/15/54
(o)
................ 6,589 5,578,004
2.50%, 04/20/51 - 01/20/53 .......... 7,172 6,272,384
2.50%, 01/15/54
(o)
................ 4,239 3,708,086
3.00%, 02/15/45 - 01/20/52 .......... 4,858 4,410,429
3.00%, 01/15/54
(o)
................ 3,562 3,224,303
3.50%, 01/15/42 - 11/20/46 .......... 3,265 3,078,951
3.50%, 01/15/54
(o)
................ 3,151 2,934,742
4.00%, 04/20/39 - 12/20/47 .......... 809 784,031
4.00%, 01/15/54
(o)
................ 3,491 3,332,345
4.50%, 12/20/39 - 07/20/49 .......... 639 632,041
4.50%, 01/15/54
(o)
................ 2,995 2,922,940
5.00%, 12/15/38 - 07/20/44 .......... 56 56,899
5.00%, 01/15/54
(o)
................ 3,337 3,313,541
5.50%, 01/15/54
(o)
................ 2,748 2,767,758
6.00%, 01/15/54
(o)
................ 3,102 3,153,983
6.50%, 01/15/54
(o)
................ 1,464 1,498,598
Uniform Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51 .......... 11,918 9,885,067
1.50%, 01/25/39 - 01/25/54
(o)
......... 894 711,780
2.00%, 10/01/31 - 03/01/52 .......... 46,647 39,095,683
2.00%, 01/25/39 - 01/25/54
(o)
......... 11,899 9,857,542
2.50%, 09/01/27 - 04/01/52 .......... 42,826 37,081,432
2.50%, 01/25/39
(o)
................ 1,483 1,365,729
3.00%, 04/01/28 - 08/01/52 .......... 16,880 15,298,422
3.00%, 01/25/39 - 01/25/54
(o)
......... 13,511 11,975,790
3.50%, 03/01/29 - 01/01/51 .......... 10,338 9,640,184
3.50%, 01/25/39 - 01/25/54
(o)
......... 22,673 20,804,577
4.00%, 08/01/31 - 06/01/52 .......... 38,425 36,939,064
4.00%, 01/25/39
(o)
................ 356 349,269
4.50%, 02/01/25 - 08/01/52 .......... 6,826 6,744,827
4.50%, 01/25/39 - 01/25/54
(o)
......... 16,124 15,645,778
5.00%, 02/01/35 - 04/01/53 .......... 5,337 5,316,051
5.00%, 01/25/54
(o)
................ 20,856 20,632,845
5.50%, 02/01/35 - 08/01/53 .......... 5,068 5,101,736
5.50%, 01/25/54
(o)
................ 26,909 27,022,243
6.00%, 04/01/35 - 08/01/53 .......... 6,037 6,139,077
6.00%, 01/25/54
(o)
................ 20,690 21,006,651
6.50%, 05/01/40 - 11/01/53 .......... 1,513 1,555,452
6.50%, 01/25/54
(o)
................ 309 316,641
7.00%, 01/25/54 - 02/25/54
(o)
......... 26,401 27,226,876
386,090,790
Total U.S. Government Sponsored Agency Securities — 46.4%
(Cost: $399,351,502) ............................. 389,645,853

Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... USD 863 $ 880,597
4.50%, 08/15/39 ................. 4,057 4,293,024
4.38%, 11/15/39 - 05/15/41 .......... 3,320 3,438,315
4.63%, 02/15/40 ................. 432 462,577
1.13%, 05/15/40 - 08/15/40 .......... 3,866 2,479,526
3.88%, 08/15/40 - 02/15/43 .......... 2,355 2,254,032
1.38%, 11/15/40 - 08/15/50 .......... 4,675 2,810,415
4.75%, 02/15/41 ................. 1,887 2,039,989
2.38%, 02/15/42 - 05/15/51 .......... 5,049 3,681,596
4.00%, 11/15/42 - 11/15/52 .......... 3,713 3,637,611
3.13%, 02/15/43 - 08/15/44 .......... 2,483 2,107,066
2.88%, 05/15/43 - 05/15/49 .......... 2,562 2,090,203
3.63%, 08/15/43 - 05/15/53 .......... 9,431 8,702,257
3.75%, 11/15/43 ................. 2,473 2,311,096
2.50%, 02/15/45 ................. 4,920 3,725,555
3.00%, 05/15/47 - 08/15/52 .......... 11,666 9,523,200
2.75%, 11/15/47 ................. 4,920 3,829,528
3.00%, 02/15/49
(p)
................ 7,332 5,966,129
2.25%, 08/15/49 - 02/15/52 .......... 4,384 3,060,122
1.63%, 11/15/50 ................. 1,951 1,162,071
1.88%, 02/15/51 - 11/15/51 .......... 3,369 2,132,566
U.S. Treasury Inflation Linked Bonds ,
1.50%, 02/15/53 ................. 1,035 937,236
U.S. Treasury Inflation Linked Notes ,
1.38%, 07/15/33 ................. 9,968 9,663,557
U.S. Treasury Notes
1.75%, 07/31/24 - 01/31/29 .......... 2,062 2,017,791
2.13%, 07/31/24 - 05/15/25 .......... 2,153 2,099,765
1.50%, 10/31/24 ................. 7,368 7,168,258
1.50%, 02/15/25 - 02/15/30 .......... 3,308 3,048,531
2.00%, 02/15/25 - 11/15/26 .......... 2,610 2,499,794
2.63%, 04/15/25 - 02/15/29 .......... 4,384 4,260,207
0.38%, 04/30/25 - 09/30/27 .......... 9,084 8,461,785
0.25%, 06/30/25 - 07/31/25 .......... 7,462 6,998,338
4.00%, 12/15/25 ................. 4,500 4,475,918
0.50%, 02/28/26 - 08/31/27 .......... 12,040 10,819,077
0.75%, 05/31/26 ................. 4,768 4,401,274
0.88%, 06/30/26 ................. 3,890 3,597,186
4.50%, 07/15/26 - 11/15/33 .......... 9,572 9,875,888
0.63%, 07/31/26 ................. 2,438 2,233,151
1.63%, 11/30/26 - 05/15/31 .......... 9,606 8,614,423
2.38%, 05/15/27 - 05/15/29 .......... 2,443 2,297,110
2.25%, 08/15/27 ................. 3,746 3,532,946
3.88%, 11/30/27 - 09/30/29 .......... 9,323 9,303,244
1.25%, 09/30/28 - 08/15/31 .......... 8,019 6,651,223
3.13%, 11/15/28 ................. 1,164 1,124,442
1.88%, 02/28/29 - 02/15/32 .......... 191 167,668
3.88%, 12/31/29
(p)
................ 6,981 6,968,729
3.75%, 05/31/30 ................. 4,089 4,052,246
4.13%, 08/31/30 ................. 4,642 4,700,308
2.88%, 05/15/32 ................. 764 707,490
2.75%, 08/15/32
(p)
................ 7,851 7,189,799
Total U.S. Treasury Obligations — 24.8%
(Cost: $221,040,811) ............................. 208,454,859
Total Long-Term Investments — 119.6%
(Cost: $1,034,849,962) ........................... 1,003,998,121
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.0%
Federative Republic of Brazil Treasury Bills,
11.64%
,
04/01/24
(q)
............... BRL 1 $ 200,651
Mexico — 0.1%
United Mexican States Treasury Bills, 12.89%
,
11/28/24
(q)
..................... MXN 1,282 684,448
Total Foreign Government Obligations — 0.1%
(Cost: $831,059) ................................ 885,099
Shares
Shares
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26%
(m)(r)
................. 19,602,803 19,602,803
Total Money Market Funds — 2.3%
(Cost: $19,602,803) .............................. 19,602,803
Total Short-Term Securities — 2.4%
(Cost: $20,433,862) .............................. 20,487,902
Total Options Purchased — 0.1%
( Cost: $883,932 ) ................................ 1,055,105
Total Investments Before Options Written and TBA Sale
Commitments — 122.1%
(Cost: $1,056,167,756 ) ........................... 1,025,541,128
Total Options Written — (0.4)%
(Premium Received — $(3,369,515)) .................. (3,680,352)
Par (000)
Pa r (000)
TBA Sale Commitments
(o)
Mortgage-Backed Securities — (12.9)%
Government National Mortgage Association
2.00% ,  01/15/54 ................. USD (46) (38,944)
2.50% ,  01/15/54 ................. (37) (32,363)
3.00% ,  01/15/54 ................. (31) (28,065)
6.00% ,  01/15/54 ................. (1,060) (1,077,763)
Uniform Mortgage-Backed Securities
2.00% ,  01/25/39 - 01/25/54 .......... (124) (105,054)
2.50% ,  01/25/54 ................. (4,055) (3,448,944)
3.00% ,  01/25/54 ................. (7,367) (6,516,054)
3.50% ,  01/25/54 ................. (802) (735,710)
4.00% ,  01/25/54 ................. (25,895) (24,490,372)
4.50% ,  01/25/54 ................. (962) (931,979)
5.00% ,  01/25/54 ................. (27,427) (27,133,446)
6.00% ,  01/25/54 ................. (21,813) (22,147,355)
6.50% ,  01/25/54 ................. (18,444) (18,900,159)
7.00% ,  01/25/54 ................. (2,300) (2,372,324)
Total TBA Sale Commitments — (12.9)%
(Proceeds: $(106,835,370)) ........................ (107,958,532)
Total Investments Net of Options Written and TBA Sale
Commitments — 108.8%
(Cost: $945,962,871 ) ............................. 913,902,244
Liabilities in Excess of Other Assets — (8.8)% ............ (74,279,688)
Net Assets — 100.0% ..............................
$ 839,622,556

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
22
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Rounds to less than 1,000.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Perpetual security with no stated maturity date.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Zero-coupon bond.
(j)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Affiliate of the Fund.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Represents or includes a TBA transaction.
(p)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(q)
Rates are discount rates or a range of discount rates as of period end.
(r)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 122,525,407 $ — $ (102,922,604)
(a)
$ — $ — $ 19,602,803 19,602,803 $ 2,090,814 $ —
BlackRock Allocation Target
Shares - BATS Series A .. 131,261,596 — — — 3,025,789 134,287,385 14,408,518 7,942,841 —
$ — $ 3,025,789 $ 153,890,188 $ 10,033,655 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
23
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Australia 10-Year Bond ...................................................... 33 03/15/24 $ 2,624 $ 72,778
U.S. Treasury 10-Year Note ................................................... 10 03/19/24 1,129 (178)
U.S. Treasury Long Bond ..................................................... 121 03/19/24 15,117 279,439
U.S. Treasury 5-Year Note .................................................... 542 03/28/24 58,955 836,115
3-mo. SOFR ............................................................. 158 06/18/24 37,529 77,166
3-mo. SONIA Index ......................................................... 7 03/18/25 2,150 2,744
1,268,064
Short Contracts
Euro-Buxl ............................................................... 21 03/07/24 3,285 (207,366)
Canada 10-Year Bond ....................................................... 124 03/19/24 11,621 (550,302)
U.S. Treasury 10-Year Ultra Note ............................................... 88 03/19/24 10,385 (53,488)
U.S. Treasury Ultra Bond ..................................................... 8 03/19/24 1,069 (37,381)
U.S. Treasury 2-Year Note .................................................... 357 03/28/24 73,511 (119,318)
3-mo. SOFR ............................................................. 4 09/17/24 955 (5,108)
3-mo. SOFR ............................................................. 322 12/17/24 77,195 (335,403)
3-mo. SOFR ............................................................. 166 06/17/25 40,077 (192,819)
(1,501,185)
$ (233,121)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 575,285 USD 117,000 BNP Paribas SA 01/03/24 $ 1,430
BRL 599,630 USD 122,000 Citibank NA 01/03/24 1,442
BRL 847,446 USD 172,000 Goldman Sachs International 01/03/24 2,458
AUD 310,000 USD 206,136 Barclays Bank plc 01/18/24 5,223
AUD 246,000 USD 157,358 JPMorgan Chase Bank NA 01/18/24 10,366
AUD 120,000 USD 79,898 Morgan Stanley & Co. International plc 01/18/24 1,918
AUD 244,000 USD 163,790 UBS AG 01/18/24 2,570
CAD 78,522 USD 57,000 HSBC Bank plc 01/18/24 2,273
CAD 381,052 USD 283,000 Morgan Stanley & Co. International plc 01/18/24 4,640
CHF 35,301 USD 41,000 Citibank NA 01/18/24 1,041
CLP 36,182,500 USD 41,000 BNP Paribas SA 01/18/24 35
COP 319,881,600 GBP 64,000 Standard Chartered Bank 01/18/24 694
COP 326,820,000 USD 80,000 Citibank NA 01/18/24 4,063
COP 641,520,000 USD 160,000 Societe Generale SA 01/18/24 5,008
COP 487,080,000 USD 123,000 Toronto Dominion Bank 01/18/24 2,284
EUR 153,000 GBP 132,565 BNP Paribas SA 01/18/24 21
EUR 56,000 MXN 1,050,838 Goldman Sachs International 01/18/24 136
EUR 37,000 USD 40,314 Barclays Bank plc 01/18/24 558
EUR 132,000 USD 144,705 BNP Paribas SA 01/18/24 1,107
EUR 47,470 USD 52,402 Goldman Sachs International 01/18/24 35
EUR 422,000 USD 452,897 Toronto Dominion Bank 01/18/24 13,262
EUR 77,000 USD 82,866 UBS AG 01/18/24 2,191
GBP 64,000 USD 79,396 Barclays Bank plc 01/18/24 2,188
GBP 154,000 USD 189,077 UBS AG 01/18/24 7,237
HUF 14,650,310 USD 42,000 Barclays Bank plc 01/18/24 136
HUF 29,166,834 USD 82,000 BNP Paribas SA 01/18/24 1,886
IDR 1,266,080,000 USD 82,000 Citibank NA 01/18/24 248
IDR 2,230,997,500 USD 142,000 Toronto Dominion Bank 01/18/24 2,932
INR 10,176,934 USD 122,000 Bank of America NA 01/18/24 186
JPY 20,853,253 USD 144,000 Barclays Bank plc 01/18/24 4,252
JPY 22,235,107 USD 151,000 BNP Paribas SA 01/18/24 7,077
JPY 11,694,236 USD 80,000 Citibank NA 01/18/24 3,138

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
24
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 5,863,548 USD 40,000 Goldman Sachs International 01/18/24 $ 1,686
JPY 15,903,868 USD 106,000 UBS AG 01/18/24 7,066
KRW 106,354,000 USD 82,000 Citibank NA 01/18/24 108
KRW 53,413,775 USD 41,000 Morgan Stanley & Co. International plc 01/18/24 237
MXN 2,504,568 EUR 132,000 Citibank NA 01/18/24 1,300
MXN 2,865,176 EUR 150,000 Goldman Sachs International 01/18/24 2,598
MXN 2,844,292 USD 163,000 Barclays Bank plc 01/18/24 4,066
MXN 1,420,551 USD 81,000 BNP Paribas SA 01/18/24 2,439
MXN 5,577,254 USD 318,000 Goldman Sachs International 01/18/24 9,593
MXN 6,840,653 USD 389,829 UBS AG 01/18/24 11,972
MYR 757,998 USD 162,000 Barclays Bank plc 01/18/24 3,473
NOK 819,306 EUR 69,640 Barclays Bank plc 01/18/24 3,746
NOK 1,884,728 EUR 166,000 BNP Paribas SA 01/18/24 2,211
NOK 74,836 EUR 6,360 Citibank NA 01/18/24 344
NOK 657,062 EUR 56,000 UBS AG 01/18/24 2,838
NOK 429,897 USD 40,000 Citibank NA 01/18/24 2,330
NOK 894,091 USD 82,000 Goldman Sachs International 01/18/24 6,037
PLN 319,832 USD 80,000 Bank of America NA 01/18/24 1,268
PLN 1,304,076 USD 323,000 Citibank NA 01/18/24 8,360
PLN 1,519,467 USD 378,000 UBS AG 01/18/24 8,090
THB 8,590,800 USD 240,000 JPMorgan Chase Bank NA 01/18/24 12,036
USD 80,000 CLP 70,408,000 Citibank NA 01/18/24 150
USD 102,000 CLP 88,931,850 Morgan Stanley & Co. International plc 01/18/24 1,142
USD 80,000 CNY 569,310 Citibank NA 01/18/24 16
ZAR 1,176,544 USD 63,000 Bank of America NA 01/18/24 1,233
ZAR 4,457,506 USD 242,000 Barclays Bank plc 01/18/24 1,356
ZAR 5,966,860 USD 320,000 Citibank NA 01/18/24 5,757
ZAR 1,917,525 USD 102,000 Deutsche Bank AG 01/18/24 2,686
IDR 3,058,884,460 USD 196,738 Bank of New York Mellon 01/31/24 1,966
IDR 21,131,771 USD 1,361 Citibank NA 01/31/24 11
BRL 1,037,264 USD 212,000 Morgan Stanley & Co. International plc 02/02/24 1,164
CZK 1,776,566 USD 75,830 BNP Paribas SA 03/04/24 3,471
EUR 630,000 GBP 543,199 BNP Paribas SA 03/20/24 5,003
EUR 540,000 USD 584,488 Barclays Bank plc 03/20/24 13,503
EUR 960,000 USD 1,048,912 Societe Generale SA 03/20/24 14,183
EUR 640,963 JPY 98,000,000 Bank of America NA 03/21/24 6,194
EUR 385,651 JPY 59,000,000 Deutsche Bank AG 03/21/24 3,469
JPY 98,000,000 EUR 633,243 Barclays Bank plc 03/21/24 2,356
JPY 97,000,000 USD 680,888 Barclays Bank plc 03/21/24 15,564
JPY 99,000,000 USD 709,332 Deutsche Bank AG 03/21/24 1,480
JPY 50,000,000 USD 348,252 HSBC Bank plc 03/21/24 10,744
JPY 49,000,000 USD 341,947 Societe Generale SA 03/21/24 9,869
COP 223,738,480 USD 52,530 Barclays Bank plc 08/15/24 2,750
COP 575,327,520 USD 133,051 BNP Paribas SA 08/15/24 9,098
COP 805,965,000 USD 186,436 Morgan Stanley & Co. International plc 08/15/24 12,697
309,695
USD 82,000 BRL 403,440 Citibank NA 01/03/24 (1,054)
USD 117,000 BRL 575,684 Goldman Sachs International 01/03/24 (1,512)
USD 212,000 BRL 1,032,864 Morgan Stanley & Co. International plc 01/03/24 (628)
USD 54,983 COP 223,738,480 Barclays Bank plc 01/09/24 (2,683)
USD 139,183 COP 575,327,520 BNP Paribas SA 01/09/24 (9,102)
USD 198,009 COP 805,965,000 Citibank NA 01/09/24 (9,720)
USD 117,000 TWD 3,764,242 Morgan Stanley & Co. International plc 01/17/24 (6,614)
CLP 52,441,700 USD 61,000 BNP Paribas SA 01/18/24 (1,526)
CLP 142,827,600 USD 164,000 Citibank NA 01/18/24 (2,018)
EUR 228,000 MXN 4,313,730 BNP Paribas SA 01/18/24 (1,518)
EUR 74,000 MXN 1,397,608 Morgan Stanley & Co. International plc 01/18/24 (348)
EUR 146,000 NOK 1,648,348 BNP Paribas SA 01/18/24 (1,028)
EUR 56,000 NOK 652,086 Goldman Sachs International 01/18/24 (2,348)
EUR 74,000 PLN 328,862 BNP Paribas SA 01/18/24 (1,820)
EUR 74,000 PLN 329,570 UBS AG 01/18/24 (2,000)
GBP 49,000 USD 62,565 BNP Paribas SA 01/18/24 (102)

Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
25
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
HUF 28,238,138 EUR 74,000 BNP Paribas SA 01/18/24 $ (528)
KRW 102,672,000 USD 80,000 Citibank NA 01/18/24 (734)
USD 82,420 AUD 124,000 Barclays Bank plc 01/18/24 (2,124)
USD 61,010 AUD 92,000 BNP Paribas SA 01/18/24 (1,716)
USD 144,080 AUD 219,000 Goldman Sachs International 01/18/24 (5,234)
USD 79,510 AUD 122,000 Morgan Stanley & Co. International plc 01/18/24 (3,670)
USD 176,000 CAD 242,516 Morgan Stanley & Co. International plc 01/18/24 (7,065)
USD 80,000 CAD 110,016 UBS AG 01/18/24 (3,046)
USD 41,000 CHF 35,841 Goldman Sachs International 01/18/24 (1,684)
USD 80,000 CLP 70,820,000 Societe Generale SA 01/18/24 (318)
USD 42,000 CNY 300,048 UBS AG 01/18/24 (154)
USD 40,000 COP 161,560,000 Bank of America NA 01/18/24 (1,555)
USD 41,000 COP 164,785,150 BNP Paribas SA 01/18/24 (1,385)
USD 41,000 COP 166,627,280 Citibank NA 01/18/24 (1,859)
USD 121,000 COP 486,702,040 Goldman Sachs International 01/18/24 (4,186)
USD 106,780 COP 434,728,858 JPMorgan Chase Bank NA 01/18/24 (5,038)
USD 128,000 COP 524,160,000 Standard Chartered Bank 01/18/24 (6,822)
USD 80,000 CZK 1,838,006 Citibank NA 01/18/24 (2,146)
USD 62,247 EUR 58,000 Bank of New York Mellon 01/18/24 (1,822)
USD 204,103 EUR 186,000 Barclays Bank plc 01/18/24 (1,361)
USD 342,798 EUR 316,000 BNP Paribas SA 01/18/24 (6,269)
USD 202,234 EUR 184,000 Goldman Sachs International 01/18/24 (1,020)
USD 83,346 EUR 77,000 UBS AG 01/18/24 (1,711)
USD 222,008 GBP 177,000 Barclays Bank plc 01/18/24 (3,625)
USD 480,795 IDR 7,456,595,567 Deutsche Bank AG 01/18/24 (3,608)
USD 59,000 JPY 8,648,933 Barclays Bank plc 01/18/24 (2,488)
USD 163,000 JPY 23,666,215 BNP Paribas SA 01/18/24 (5,251)
USD 40,000 JPY 5,873,236 Goldman Sachs International 01/18/24 (1,755)
USD 61,000 JPY 9,151,908 Morgan Stanley & Co. International plc 01/18/24 (4,064)
USD 41,000 KRW 53,132,638 UBS AG 01/18/24 (20)
USD 285,494 MXN 4,994,040 Barclays Bank plc 01/18/24 (7,842)
USD 1,767,114 MXN 31,735,702 Citibank NA 01/18/24 (96,955)
USD 82,000 MXN 1,444,230 Goldman Sachs International 01/18/24 (2,830)
USD 123,000 MXN 2,142,121 Morgan Stanley & Co. International plc 01/18/24 (2,823)
USD 76,614 MXN 1,334,962 Toronto Dominion Bank 01/18/24 (1,798)
USD 40,000 NOK 425,876 Morgan Stanley & Co. International plc 01/18/24 (1,934)
USD 124,000 NOK 1,340,760 UBS AG 01/18/24 (8,019)
USD 432,732 PLN 1,783,692 BNP Paribas SA 01/18/24 (20,497)
USD 81,000 PLN 325,680 Citibank NA 01/18/24 (1,754)
USD 197,624 PLN 795,994 Deutsche Bank AG 01/18/24 (4,635)
USD 80,000 PLN 322,047 Goldman Sachs International 01/18/24 (1,831)
USD 42,000 PLN 167,121 UBS AG 01/18/24 (465)
USD 31,000 TWD 965,960 Citibank NA 01/18/24 (726)
USD 80,000 ZAR 1,506,134 Bank of America NA 01/18/24 (2,226)
USD 63,000 ZAR 1,155,920 Barclays Bank plc 01/18/24 (107)
USD 340,000 ZAR 6,363,394 Citibank NA 01/18/24 (7,405)
USD 78,000 ZAR 1,466,342 Deutsche Bank AG 01/18/24 (2,054)
USD 62,000 ZAR 1,166,623 HSBC Bank plc 01/18/24 (1,691)
ZAR 1,452,741 EUR 72,000 Deutsche Bank AG 01/18/24 (222)
USD 199,690 IDR 3,080,016,231 Citibank NA 01/31/24 (388)
USD 329,863 ZAR 6,250,567 Deutsche Bank AG 02/05/24 (10,813)
USD 86,471 EUR 79,897 Citibank NA 02/06/24 (1,858)
USD 50,721 EUR 47,470 Toronto Dominion Bank 02/06/24 (1,759)
USD 164,400 CZK 3,714,705 Bank of America NA 03/04/24 (1,416)
USD 204,744 CZK 4,631,572 BNP Paribas SA 03/04/24 (1,998)
USD 235,829 CZK 5,379,480 HSBC Bank plc 03/04/24 (4,298)
GBP 544,002 EUR 630,000 Citibank NA 03/20/24 (3,978)
USD 74,053 CAD 99,000 Deutsche Bank AG 03/20/24 (740)
USD 435,457 COP 1,775,793,455 Goldman Sachs International 03/20/24 (15,705)
USD 78,975 COP 322,060,674 JPMorgan Chase Bank NA 03/20/24 (2,848)
USD 435,217 COP 1,775,793,456 Toronto Dominion Bank 03/20/24 (15,945)
USD 240,346 EUR 220,000 Barclays Bank plc 03/20/24 (3,280)
USD 345,383 EUR 320,000 BNP Paribas SA 03/20/24 (8,982)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
26
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 699,416 EUR 640,000 Morgan Stanley & Co. International plc 03/20/24 $ (9,314)
USD 345,360 EUR 320,000 Societe Generale SA 03/20/24 (9,005)
USD 2,699,395 EUR 2,460,000 UBS AG 03/20/24 (24,786)
EUR 632,944 JPY 98,000,000 UBS AG 03/21/24 (2,686)
JPY 100,000,000 EUR 655,016 Barclays Bank plc 03/21/24 (7,397)
JPY 57,000,000 EUR 370,845 Goldman Sachs International 03/21/24 (1,432)
USD 692,584 JPY 99,000,000 Goldman Sachs International 03/21/24 (18,228)
USD 1,382,784 JPY 196,000,000 Morgan Stanley & Co. International plc 03/21/24 (24,480)
USD 115,713 JPY 16,296,000 State Street Bank and Trust Co. 03/21/24 (1,291)
USD 181,169 BRL 949,147 JPMorgan Chase Bank NA 04/02/24 (12,604)
TRY 489,000 USD 12,547 Barclays Bank plc 12/04/24 (254)
TRY 3,418,110 USD 87,906 Goldman Sachs International 12/04/24 (1,980)
(479,558)
$ (169,863)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ............... One-Touch BNP Paribas SA 01/12/24 USD 1.04 USD 1.04 EUR 22 $ 2
USD Currency ............... Down and Out
Goldman Sachs
International 01/15/24 MXN 16.98 MXN 16.42 USD 280 1,666
EUR Currency ............... One-Touch Bank of America NA 02/02/24 PLN 4.28 PLN 4.28 EUR 22 4,975
EUR Currency ............... One-Touch Bank of America NA 03/27/24 USD 1.05 USD 1.05 EUR 19 1,400
$ 8,043
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 821 03/15/24 USD 94.94 USD 205,250 $ 333,531
Put
U.S. Treasury 2-Year Note ..................... 8 01/26/24 USD 102.50 USD 1,600 1,750
U.S. Treasury 2-Year Note ..................... 11 02/23/24 USD 102.50 USD 2,200 4,469
6,219
$ 339,750
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........................... Goldman Sachs International 01/08/24 CZK 24.90 EUR 260 $ 303
Put
USD Currency ........................... Goldman Sachs International 01/04/24 BRL 4.89 USD 122 1,274
EUR Currency ........................... Bank of America NA 01/12/24 USD 1.04 EUR 2,500 3
EUR Currency ........................... Deutsche Bank AG 01/17/24 USD 1.04 EUR 1,240 10
EUR Currency ........................... Bank of America NA 01/25/24 USD 1.10 EUR 153 650
EUR Currency ........................... BNP Paribas SA 01/31/24 USD 1.10 EUR 190 933

Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
27
OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........................... Goldman Sachs International 02/22/24 KRW 1,280.00 USD 105 $ 1,002
3,872
$ 4,175
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.24% Semi-Annual Citibank NA 03/26/24 4.24 % USD 16,480 $ 605,291
Put
10-Year Interest Rate Swap
(a)
2.83% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/12/24 2.83 EUR 12,509 74,965
5-Year Interest Rate Swap
(a)
. 4.24% Semi-Annual 1-day SOFR Annual Citibank NA 03/26/24 4.24 USD 16,480 22,881
97,846
$ 703,137
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 2-Year Note ...................... 5 02/23/24 USD 104.50 USD 1,000 $ (625)
3-mo. SOFR Interest Futures ..................... 411 03/15/24 USD 96.50 USD 102,750 (346,781)
(347,406)
Put
U.S. Treasury 2-Year Note ...................... 16 01/26/24 USD 102.00 USD 3,200 (750)
U.S. Treasury 2-Year Note ...................... 11 02/23/24 USD 102.00 USD 2,200 (1,719)
(2,469)
$ (349,875)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Goldman Sachs International 01/04/24 BRL 5.05 USD 122 $ (17)
USD Currency ............................. UBS AG 01/04/24 MXN 19.00 USD 116 —
EUR Currency ............................. Goldman Sachs International 01/08/24 CZK 25.35 EUR 334 (49)
USD Currency ............................. Goldman Sachs International 02/22/24 KRW 1,330.00 USD 105 (495)
–
(561)
–
Put
EUR Currency ............................. Bank of America NA 01/25/24 USD 1.08 EUR 153 (243)
–
$ (804)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
28
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.96% Semi-Annual 1-day SOFR Annual Barclays Bank plc 03/14/24 3.96 % USD 16,480 $ (414,301)
5-Year Interest Rate Swap
(a)
. 3.75% Annual 1-day SOFR Annual Citibank NA 06/12/24 3.75 USD 41,199 (1,057,867)
5-Year Interest Rate Swap
(a)
. 3.90% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/14/24 3.90 USD 11,238 (416,634)
10-Year Interest Rate Swap
(a)
4.48% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/20/25 4.48 USD 620 (64,941)
10-Year Interest Rate Swap
(a)
4.54% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/20/25 4.54 USD 615 (66,664)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/17/25 3.96 USD 647 (47,560)
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual Bank of America NA 11/17/25 4.00 USD 1,145 (87,056)
10-Year Interest Rate Swap
(a)
3.97% Semi-Annual 1-day SOFR Annual Citibank NA 11/20/25 3.97 USD 964 (71,445)
10-Year Interest Rate Swap
(a)
3.90% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 11/24/25 3.90 USD 479 (33,734)
10-Year Interest Rate Swap
(a)
3.84% Semi-Annual 1-day SOFR Annual Bank of America NA 11/28/25 3.84 USD 726 (48,910)
10-Year Interest Rate Swap
(a)
3.87% Semi-Annual 1-day SOFR Annual Bank of America NA 11/28/25 3.87 USD 479 (33,049)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Citibank NA 11/28/25 3.96 USD 825 (60,801)
10-Year Interest Rate Swap
(a)
3.67% Annual 1-day SOFR Annual Deutsche Bank AG 12/05/25 3.67 USD 484 (29,082)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Bank of America NA 12/11/25 3.71 USD 1,221 (76,152)
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/15/25 3.40 USD 486 (23,208)
10-Year Interest Rate Swap
(a)
4.17% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/28/26 4.17 USD 667 (58,418)
(2,589,822)
Put
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.23% Annual
JPMorgan Chase
Bank NA 03/12/24 3.23 EUR 12,509 (22,118)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.96% Semi-Annual Barclays Bank plc 03/14/24 3.96 USD 16,480 (44,594)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.75% Annual Citibank NA 06/12/24 3.75 USD 41,199 (308,483)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Semi-Annual Deutsche Bank AG 11/14/24 3.90 USD 11,238 (99,111)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.48% Semi-Annual
JPMorgan Chase
Bank NA 10/20/25 4.48 USD 620 (10,401)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.54% Semi-Annual
JPMorgan Chase
Bank NA 10/20/25 4.54 USD 615 (9,829)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Deutsche Bank AG 11/17/25 3.96 USD 647 (17,586)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual Bank of America NA 11/17/25 4.00 USD 1,145 (30,014)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.97% Semi-Annual Citibank NA 11/20/25 3.97 USD 964 (26,123)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.90% Semi-Annual
Morgan Stanley & Co.
International plc 11/24/25 3.90 USD 479 (13,789)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.84% Semi-Annual Bank of America NA 11/28/25 3.84 USD 726 (22,001)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Semi-Annual Bank of America NA 11/28/25 3.87 USD 479 (14,162)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Citibank NA 11/28/25 3.96 USD 825 (22,696)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.67% Annual Deutsche Bank AG 12/05/25 3.67 USD 484 (16,842)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Bank of America NA 12/11/25 3.71 USD 1,221 (41,176)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.40% Annual
Morgan Stanley & Co.
International plc 12/15/25 3.40 USD 486 (21,135)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.17% Semi-Annual
JPMorgan Chase
Bank NA 09/28/26 4.17 USD 667 (19,791)
(739,851)
$ (3,329,673)
(a)
Forward settling swaption.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
29
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 40.V1 . 5.00 % Quarterly 12/20/28 EUR 316 $ (28,247) $ (18,668) $ (9,579)
Markit CDX North American High Yield Index
Series 41.V2 ..................... 5.00 Quarterly 12/20/28 USD 142 (8,454) (1,677) (6,777)
$ (36,701) $ (20,345) $ (16,356)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
11.25% Monthly 28-day MXIBTIIE Monthly N/A 11/07/24 MXN 19,991 $ (2,744) $ — $ (2,744)
10.95% Monthly 28-day MXIBTIIE Monthly N/A 12/03/24 MXN 20,223 (369) — (369)
6-mo. EURIBOR Semi-Annual 3.53% Annual N/A 11/08/25 EUR 7,178 84,075 — 84,075
6-mo. EURIBOR Semi-Annual 3.54% Annual N/A 11/08/25 EUR 7,178 85,069 — 85,069
1-day SONIA At Termination 4.06% At Termination 12/12/24
(a)
12/12/25 GBP 165 1,403 — 1,403
1-day SONIA At Termination 3.77% At Termination 12/16/24
(a)
12/16/25 GBP 2,620 13,522 10 13,512
1-day SONIA At Termination 3.87% At Termination 12/16/24
(a)
12/16/25 GBP 2,090 13,327 6,267 7,060
1-day SOFR At Termination 3.46% At Termination 12/17/24
(a)
12/17/25 USD 3,720 2,517 — 2,517
1-day SOFR At Termination 3.86% At Termination 12/17/24
(a)
12/17/25 USD 15 65 2 63
1-day SONIA At Termination 3.40% At Termination 12/20/24
(a)
12/20/25 GBP 2,585 2,390 (692) 3,082
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 1,121 (840) — (840)
1-day SOFR At Termination 3.46% At Termination 12/24/24
(a)
12/24/25 USD 1,125 840 (14) 854
1-day SOFR At Termination 3.47% At Termination 12/24/24
(a)
12/24/25 USD 1,120 951 15 936
4.10% Annual 6-mo. PRIBOR Semi-Annual 03/20/24
(a)
03/20/26 CZK 6,300 (1,134) — (1,134)
3-mo. CD_KSDA Quarterly 3.19% Quarterly N/A 09/20/26 KRW 224,263 295 — 295
3-mo. CD_KSDA Quarterly 3.33% Quarterly N/A 09/20/26 KRW 220,445 936 — 936
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 220,478 1,174 — 1,174
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 220,478 1,163 — 1,163
6-mo. EURIBOR Semi-Annual 3.15% Annual N/A 07/21/28 EUR 271 7,913 — 7,913
28-day MXIBTIIE Monthly 9.69% Monthly N/A 10/25/28 MXN 4,532 11,465 — 11,465
28-day MXIBTIIE Monthly 8.95% Monthly N/A 11/08/28 MXN 4,405 3,436 — 3,436
3.16% Annual 6-mo. EURIBOR Semi-Annual N/A 11/08/28 EUR 5,988 (207,230) — (207,230)
3.16% Annual 6-mo. EURIBOR Semi-Annual N/A 11/08/28 EUR 5,988 (204,911) — (204,911)
1-day SOFR Annual 3.33% Annual 06/17/24
(a)
06/17/29 USD 3,301 (1,471) — (1,471)
1-day SOFR Annual 3.36% Annual 06/17/24
(a)
06/17/29 USD 2,475 2,440 — 2,440
1-day SOFR Annual 3.41% Annual 06/17/24
(a)
06/17/29 USD 4,951 14,958 — 14,958
1-day SOFR Annual 3.42% Annual 06/17/24
(a)
06/17/29 USD 1,857 6,980 — 6,980
1-day SOFR Annual 3.44% Annual 06/17/24
(a)
06/17/29 USD 2,475 10,911 — 10,911
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/15/33 CAD 2,624 75,360 — 75,360
1-day
REPO_CORRA Semi-Annual 4.00% Semi-Annual N/A 09/21/33 CAD 660 37,315 — 37,315
6-mo. EURIBOR Semi-Annual 3.22% Annual N/A 11/08/33 EUR 1,622 111,635 — 111,635
6-mo. EURIBOR Semi-Annual 3.22% Annual N/A 11/08/33 EUR 1,622 110,365 — 110,365
3.83% Annual 1-day SONIA Annual 12/12/33
(a)
12/12/43 GBP 240 (4,728) — (4,728)
3.73% Annual 1-day SONIA Annual 12/14/33
(a)
12/14/43 GBP 505 (6,127) (3,153) (2,974)
3.65% Annual 1-day SOFR Annual 12/16/33
(a)
12/16/43 USD 575 (4,860) — (4,860)
3.48% Annual 1-day SONIA Annual 12/20/33
(a)
12/20/43 GBP 385 2,666 692 1,974
3.44% Annual 1-day SOFR Annual 12/22/33
(a)
12/22/43 USD 170 680 30 650
3.45% Annual 1-day SOFR Annual 12/22/33
(a)
12/22/43 USD 180 624 30 594
3.40% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/15/53 CAD 1,166 (73,668) — (73,668)
3.72% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 09/21/53 CAD 290 (31,481) — (31,481)
$ 64,912 $ 3,187 $ 61,725

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
30
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.51% At Termination 12/15/53 EUR 650 $ 15,440 $ — $ 15,440
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/24 USD 123 $ (886) $ 592 $ (1,478)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 78 (562) 376 (938)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 (864) 589 (1,453)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 122 (879) 599 (1,478)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 (864) 589 (1,453)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 170 (1,225) 818 (2,043)
American Electric Power Co.,
Inc. ................. 1.00 Quarterly Bank of America NA 12/20/28 USD 374 (10,404) (8,509) (1,895)
American Electric Power Co.,
Inc. ................. 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 468 (13,038) (9,424) (3,614)
American Electric Power Co.,
Inc. ................. 1.00 Quarterly Goldman Sachs International 12/20/28 USD 870 (24,221) (20,951) (3,270)
American Express Co. ...... 1.00 Quarterly Citibank NA 12/20/28 USD 870 (23,602) (18,570) (5,032)
Dominion Energy, Inc. ....... 1.00 Quarterly Bank of America NA 12/20/28 USD 374 (7,427) (6,014) (1,413)
Dominion Energy, Inc. ....... 1.00 Quarterly Bank of America NA 12/20/28 USD 196 (3,888) (2,987) (901)
Dominion Energy, Inc. ....... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 94 (1,874) (1,474) (400)
Dominion Energy, Inc. ....... 1.00 Quarterly Citibank NA 12/20/28 USD 186 (3,691) (2,756) (935)
Federative Republic of Brazil .. 1.00 Quarterly Bank of America NA 12/20/28 USD 200 2,744 7,230 (4,486)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 12/20/28 USD 141 1,933 5,781 (3,848)
Republic of Colombia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 233 5,686 11,208 (5,522)
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 81 3,647 6,269 (2,622)
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 71 3,225 5,571 (2,346)
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 89 4,031 6,897 (2,866)
United Mexican States ...... 1.00 Quarterly Bank of America NA 12/20/28 USD 200 (1,108) 1,804 (2,912)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 154 (852) 1,205 (2,057)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 12/20/28 USD 91 (504) 920 (1,424)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 12/20/28 USD 95 (526) 981 (1,507)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 12/20/28 USD 90 (499) 929 (1,428)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 12/20/28 USD 90 (499) 833 (1,332)
United Mexican States ...... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 76 (420) 750 (1,170)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 3 (2) 33 (35)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 99 (55) 1,034 (1,089)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 1,396 401 995
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD — — (11) 11
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD — — (128) 128
$ – $ – $ –
$ (75,228) $ (15,415) $ (59,813)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 8 $ (1,396) $ (836) $ (560)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 10 (2,395) (749) (1,646)

Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
31
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.14.BBB- .... 3.00 % Monthly
Goldman Sachs
International 12/16/72 BBB- USD 50 $ (9,833) $ (8,277) $ (1,556)
$ (13,624) $ (9,862) $ (3,762)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.62% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/02/24 BRL 7,920 $ 33 $ — $ 33
1-day
BZDIOVER At Termination 11.07% At Termination Barclays Bank plc 01/02/25 BRL 2,281 3,545 — 3,545
1-day
BZDIOVER At Termination 11.87% At Termination Bank of America NA 01/02/25 BRL 1,496 3,433 — 3,433
10.18% At Termination 1-day IBR At Termination Citibank NA 06/20/25 COP 1,196,483 (1,059) — (1,059)
8.62% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 11/05/25 COP 2,014,959 (5,948) — (5,948)
1-day
BZDIOVER At Termination 10.11% At Termination
Goldman Sachs
International 01/02/26 BRL 563 292 — 292
1-day
BZDIOVER At Termination 10.58% At Termination Citibank NA 01/02/26 BRL 2,405 8,488 — 8,488
1-day
BZDIOVER At Termination 11.75% At Termination Citibank NA 01/02/26 BRL 1,446 10,435 — 10,435
1-day
BZDIOVER At Termination 11.80% At Termination Citibank NA 01/02/26 BRL 1,373 10,363 — 10,363
1-day
BZDIOVER At Termination 9.98% At Termination HSBC Bank plc 01/02/26 BRL 1,794 (53) — (53)
1-day
BZDIOVER At Termination 10.35% At Termination Citibank NA 01/04/27 BRL 1,657 6,194 — 6,194
$ 35,723 $ — $ 35,723
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1-day IBR ........................................... Colombian Reference Banking Indicator 12.05
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5.06
1-day SOFR ......................................... Secured Overnight Financing Rate 5.34
1-day SONIA ......................................... Sterling Overnight Index Average 5.19
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.83
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.86
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 6.43
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.72

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
32
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 7,046 $ (24,204) $ 613,575 $ (552,766) $ —
OTC Swaps ..................................................... 55,409 (80,686) 43,917 (71,769) —
Options Written ................................................... N/A N/A 862,986 (1,173,823) (3,680,352)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,268,242 $ — $ 1,268,242
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 309,695 — — 309,695
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 12,218 1,042,887 — 1,055,105
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 598,135 15,440 613,575
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 56,543 — — 42,783 — 99,326
$ — $ 56,543 $ — $ 321,913 $ 2,952,047 $ 15,440 $ 3,345,943
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,501,363 $ — $ 1,501,363
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 479,558 — — 479,558
Options written
(b)
Options written at value ..................... — — — 804 3,679,548 — 3,680,352
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 16,356 — — 536,410 — 552,766
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 145,395 — — 7,060 — 152,455
$ — $ 161,751 $ — $ 480,362 $ 5,724,381 $ — $ 6,366,494
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
33
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (111,557) $ — $ 1,136,481 $ — $ 1,024,924
Forward foreign currency exchange contracts .... — — — (452,774) — — (452,774)
Options purchased
(a)
..................... — — — (581,561) (2,379,716) — (2,961,277)
Options written ........................ — — — 154,397 686,256 — 840,653
Swaps .............................. — 206,535 — — (617,676) 149,889 (261,252)
$ — $ 206,535 $ (111,557) $ (879,938) $ (1,174,655) $ 149,889 $ (1,809,726)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 146,050 $ — $ 146,050
Forward foreign currency exchange contracts .... — — — (199,544) — — (199,544)
Options purchased
(b)
..................... — — — (33,739) (587,393) — (621,132)
Options written ........................ — — — (2,030) 1,156,885 — 1,154,855
Swaps .............................. — (90,370) — — (662,853) 15,440 (737,783)
$ — $ (90,370) $ — $ (235,313) $ 52,689 $ 15,440 $ (257,554)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 161,425,045
Average notional value of contracts — short ................................................................................. $ 89,313,525
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 18,185,230
Average amounts sold — in USD ........................................................................................ $ 13,244,853
Options
Average value of option contracts purchased ................................................................................ $ 1,856,144
Average value of option contracts written ................................................................................... $ 1,787,385
Average notional value of swaption contracts purchased ......................................................................... $ 127,345,864
Average notional value of swaption contracts written ........................................................................... $ 204,118,802
Credit default swaps
Average notional value — buy protection ................................................................................... $ 4,115,274
Average notional value — sell protection ................................................................................... $ 1,758,850
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 22,729,858
Average notional value — receives fixed rate ................................................................................ $ 102,499,716
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 426,081
Average notional value — receives fixed rate ................................................................................ $ 1,740,487
Total return swaps
Average notional value ............................................................................................... $ 2,974,750
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 138,588 $ 108,616
Forward foreign currency exchange contracts ................................................................. 309,695 479,558
Options
(a)(b)
........................................................................................ 1,055,105 3,680,352
Swaps — centrally cleared .............................................................................. — 24,362
Swaps — OTC
(c)
..................................................................................... 99,326 152,455
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 1,602,714 $ 4,445,343
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(478,338) (482,853)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,124,376 $ 3,962,490

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
34
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 28,376 $ (28,376) $ — $ — $ —
Bank of New York Mellon ........................... 1,966 (1,822) — — 144
Barclays Bank plc ................................ 86,221 (86,221) — — —
BNP Paribas SA ................................. 38,376 (38,376) — — —
Citibank NA .................................... 691,993 (691,993) — — —
Deutsche Bank AG ............................... 7,784 (7,784) — — —
Goldman Sachs International ........................ 32,861 (32,861) — — —
HSBC Bank plc .................................. 13,017 (6,042) — — 6,975
JPMorgan Chase Bank NA .......................... 109,325 (109,325) — — —
Morgan Stanley & Co. International plc .................. 24,261 (24,261) — — —
Societe Generale SA .............................. 29,060 (9,323) — — 19,737
Standard Chartered Bank ........................... 694 (694) — — —
Toronto Dominion Bank ............................ 18,478 (18,478) — — —
UBS AG ...................................... 41,964 (41,964) — — —
$ 1,124,376 $ (1,097,520) $ — $ — $ 26,856
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA .............................. $ 387,077 $ (28,376) $ (358,701) $ — $ —
Bank of New York Mellon ........................... 1,822 (1,822) — — —
Barclays Bank plc ................................ 510,664 (86,221) — (414,500) 9,943
BNP Paribas SA ................................. 67,413 (38,376) — — 29,037
Citibank NA .................................... 1,706,362 (691,993) (758,353) — 256,016
Deutsche Bank AG ............................... 663,460 (7,784) (436,925) — 218,751
Goldman Sachs International ........................ 98,208 (32,861) — — 65,347
HSBC Bank plc .................................. 6,042 (6,042) — — —
JPMorgan Chase Bank NA .......................... 285,292 (109,325) (175,967) — —
JPMorgan Securities LLC ........................... 2,395 — — — 2,395
Morgan Stanley & Co. International plc .................. 153,930 (24,261) (129,669) — —
Societe Generale SA .............................. 9,323 (9,323) — — —
Standard Chartered Bank ........................... 6,822 (694) — — 6,128
State Street Bank and Trust Co. ...................... 1,291 — — — 1,291
Toronto Dominion Bank ............................ 19,502 (18,478) — — 1,024
UBS AG ...................................... 42,887 (41,964) — — 923
$ 3,962,490 $ (1,097,520) $ (1,859,615) $ (414,500) $ 590,855
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statement of Assets and Liabilities.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
35
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 28,185,854 $ — $ 28,185,854
Corporate Bonds
Aerospace & Defense .................................... — 10,666,414 — 10,666,414
Banks ............................................... — 25,328,082 3,000 25,331,082
Biotechnology ......................................... — 6,855,258 — 6,855,258
Broadline Retail ........................................ — 126,392 — 126,392
Building Products ....................................... — 94,739 — 94,739
Capital Markets ........................................ — 36,082,087 — 36,082,087
Chemicals ............................................ — 113,654 — 113,654
Commercial Services & Supplies ............................. — 477,717 — 477,717
Communications Equipment ................................ — 1,780,948 — 1,780,948
Consumer Finance ...................................... — 430,974 — 430,974
Containers & Packaging .................................. — 171,130 — 171,130
Diversified REITs ....................................... — 5,319,754 — 5,319,754
Diversified Telecommunication Services ........................ — 8,659,595 — 8,659,595
Electric Utilities ........................................ — 21,132,905 — 21,132,905
Financial Services ...................................... — 328,084 — 328,084
Gas Utilities ........................................... — 811,747 — 811,747
Ground Transportation ................................... — 3,153,750 — 3,153,750
Health Care Providers & Services ............................ — 5,817,872 — 5,817,872
Hotels, Restaurants & Leisure .............................. — 2,637,919 — 2,637,919
Insurance ............................................ — 595,375 — 595,375
Interactive Media & Services ............................... — 378,914 — 378,914
IT Services ........................................... — 82,399 — 82,399
Life Sciences Tools & Services .............................. — 972,286 — 972,286
Machinery ............................................ — 344,087 — 344,087
Media ............................................... — 3,012,607 — 3,012,607
Metals & Mining ........................................ — 1,058,816 — 1,058,816
Multi-Utilities .......................................... — 3,232,084 — 3,232,084
Oil, Gas & Consumable Fuels ............................... — 43,863,107 — 43,863,107
Passenger Airlines ...................................... — 882,244 — 882,244
Pharmaceuticals ....................................... — 3,385,788 — 3,385,788
Real Estate Management & Development ....................... — 4,500 — 4,500
Retail REITs .......................................... — 662,469 — 662,469
Semiconductors & Semiconductor Equipment .................... — 2,630,580 — 2,630,580
Software ............................................. — 2,282,473 — 2,282,473
Specialized REITs ...................................... — 3,255,018 — 3,255,018
Specialty Retail ........................................ — 835,974 — 835,974
Technology Hardware, Storage & Peripherals .................... — 1,283,166 — 1,283,166
Textiles, Apparel & Luxury Goods ............................ — 144,029 — 144,029
Tobacco ............................................. — 4,036,548 — 4,036,548
Wireless Telecommunication Services ......................... — 6,163,556 — 6,163,556
Fixed Rate Loan Interests .................................. — 195,360 — 195,360
Floating Rate Loan Interests
Financial Services ...................................... — — 27,370 27,370
Household Durables ..................................... — 69,420 — 69,420
Media ............................................... — 185 — 185
Oil, Gas & Consumable Fuels ............................... — 148,875 — 148,875
Foreign Agency Obligations ................................. — 3,033,097 — 3,033,097
Foreign Government Obligations .............................. — 14,677,205 — 14,677,205
Investment Companies .................................... 134,287,385 — — 134,287,385
Municipal Bonds ......................................... — 5,662,617 — 5,662,617
Non-Agency Mortgage-Backed Securities ........................ — 10,512,000 — 10,512,000
Other Interests .......................................... — — — —
U.S. Government Sponsored Agency Securities .................... — 389,645,853 — 389,645,853

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Total Return V.I. Fund
36
See notes to financial statements.
Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ 208,454,859 $ — $ 208,454,859
Short-Term Securities
Foreign Government Obligations .............................. — 885,099 — 885,099
Money Market Funds ...................................... 19,602,803 — — 19,602,803
Options Purchased
Foreign currency exchange contracts ........................... — 12,218 — 12,218
Interest rate contracts ...................................... 339,750 703,137 — 1,042,887
Liabilities
Investments
TBA Sale Commitments .................................... — (107,958,532) — (107,958,532)
$ 154,229,938 $ 763,322,288 $ 30,370 $ 917,582,596
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 1,134 $ — $ 1,134
Foreign currency exchange contracts ............................ — 309,695 — 309,695
Interest rate contracts ....................................... 1,268,242 640,918 — 1,909,160
Other contracts ........................................... — 15,440 — 15,440
Liabilities
Credit contracts ........................................... — (81,065) — (81,065)
Foreign currency exchange contracts ............................ — (480,362) — (480,362)
Interest rate contracts ....................................... (1,851,238) (3,873,143) — (5,724,381)
$ (582,996) $ (3,467,383) $ — $ (4,050,379)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2023
37
Financial Statements
BlackRock Total
Return V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 871,650,940
Investments, at value — affiliated
(b)
.......................................................................................... 153,890,188
Cash ............................................................................................................. 46,261
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 414,500
Futures contracts .................................................................................................... 1,850,050
Centrally cleared swaps ................................................................................................ 803,090
Foreign currency, at value
(c)
............................................................................................... 3,483,471
Receivables: –
Investments sold .................................................................................................... 218,750
TBA sale commitments ................................................................................................ 106,835,370
Capital shares sold ................................................................................................... 269,642
Dividends — affiliated ................................................................................................. 822,406
Interest — unaffiliated ................................................................................................. 5,585,464
Variation margin on futures contracts ....................................................................................... 138,588
Swap premiums paid ................................................................................................... 55,409
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 309,695
OTC swaps ........................................................................................................ 43,917
Prepaid expenses ..................................................................................................... 12,888
Total assets .........................................................................................................
1,146,430,629
LIABILITIES
Cash received: –
Collateral — TBA commitments ........................................................................................... 1,814,000
Options written, at value
(d)
................................................................................................ 3,680,352
TBA sale commitments, at value
(e)
.......................................................................................... 107,958,532
Payables: –
Investments purchased ................................................................................................ 188,543,497
Capital shares redeemed ............................................................................................... 476,483
Deferred foreign capital gain tax .......................................................................................... 61
Distribution fees ..................................................................................................... 130,641
Income dividend distributions ............................................................................................ 2,499,892
Investment advisory fees .............................................................................................. 276,763
Directors' and Officer's fees ............................................................................................. 493
Professional fees .................................................................................................... 77,411
Variation margin on futures contracts ....................................................................................... 108,616
Variation margin on centrally cleared swaps .................................................................................. 24,362
Other accrued expenses ............................................................................................... 584,957
Swap premiums received ................................................................................................ 80,686
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 479,558
OTC swaps ........................................................................................................ 71,769
Total liabilities ........................................................................................................
306,808,073
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 839,622,556
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 969,719,299
Accumulated loss ..................................................................................................... (130,096,743)
NET ASSETS ........................................................................................................
$ 839,622,556
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 892,280,953
(b)
  Investments, at cost — affiliated ................................................................................... $ 163,886,803
(c)
  Foreign currency, at cost ....................................................................................... $ 3,491,793
(d)
  Premiums received ........................................................................................... $ 3,369,515
(e)
  Proceeds received from TBA sale commitments ......................................................................... $ 106,835,370
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2023
2023
BlackRock Annual Report to Shareholders
38
See notes to financial statements.
BlackRock Total
Return V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 184,952,961
Shares outstanding ..................................................................................................
18,074,736
Net asset value .....................................................................................................
$ 10.23
Shares authorized ...................................................................................................
600 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 654,669,595
Shares outstanding ..................................................................................................
64,787,635
Net asset value .....................................................................................................
$ 10.10
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2023
39
Financial Statements
See notes to financial statements.
BlackRock Total
Return V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 10,033,655
Interest — unaffiliated ................................................................................................. 25,936,138
Foreign taxes withheld ................................................................................................ (3,735)
Total investment income .................................................................................................
35,966,058
EXPENSES
Investment advisory .................................................................................................. 3,193,919
Distribution — class specific ............................................................................................ 1,543,016
Transfer agent — class specific .......................................................................................... 1,111,047
Accounting services .................................................................................................. 165,147
Professional ....................................................................................................... 103,387
Custodian ......................................................................................................... 65,683
Printing and postage ................................................................................................. 52,770
Registration ....................................................................................................... 10,535
Directors and Officer ................................................................................................. 7,946
Transfer agent ...................................................................................................... 2,197
Miscellaneous ...................................................................................................... 202,158
Total expenses excluding interest expense .....................................................................................
6,457,805
Interest expense .................................................................................................... 25,486
Total expenses .......................................................................................................
6,483,291
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (32,745)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (740,723)
Total expenses after fees waived and/or reimbursed ..............................................................................
5,709,823
Net investment income ..................................................................................................
30,256,235
REALIZED AND UNREALIZED GAIN (LOSS) $ 12,770,457
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... (27,334,899)
Forward foreign currency exchange contracts ............................................................................... (452,774)
Foreign currency transactions ......................................................................................... 94,717
Futures contracts .................................................................................................. 1,024,924
Options written ................................................................................................... 840,653
Swaps ......................................................................................................... (261,252)
A
(26,088,631)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... 35,446,141
Investments — affiliated ............................................................................................. 3,025,789
Forward foreign currency exchange contracts ............................................................................... (199,544)
Foreign currency translations .......................................................................................... 23,580
Futures contracts .................................................................................................. 146,050
Options written ................................................................................................... 1,154,855
Swaps ......................................................................................................... (737,783)
A
38,859,088
Net realized and unrealized gain ...........................................................................................
12,770,457
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 43,026,692
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (160)
(b)
Net of increase in deferred foreign capital gain tax of ............................................................................ $ (61)

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders
40
See notes to financial statements.
BlackRock Total Return V.I. Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 30,256,235  $ 16,770,507
Net realized loss .................................................................................. (26,088,631) (70,914,186)
Net change in unrealized appreciation (depreciation) .......................................................... 38,859,088  (69,721,009)
Net increase (decrease) in net assets resulting from operations ..................................................... 43,026,692  (123,864,688)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (7,193,788) (4,788,015)
  Class III ....................................................................................... (22,200,667) (12,018,905)
Decrease in net assets resulting from distributions to shareholders ................................................... (29,394,455) (16,806,920)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 74,483,035  44,918,168
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 88,115,272  (95,753,440)
Beginning of year .................................................................................... 751,507,284  847,260,724
End of year ........................................................................................
$ 839,622,556  $ 751,507,284
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
41
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Total Return V.I. Fund
Class I
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 10.05  $ 11.98  $ 12.40  $ 12.22  $ 11.53
Net investment income
(a)
....................................
0.40  0.25  0.17  0.25  0.35
Net realized and unrealized gain (loss) ...........................
0.17  (1.93) (0.35) 0.82  0.73
Net increase (decrease) from investment operations ................... 0.57  (1.68) (0.18) 1.07  1.08
Distributions
(b)
– – – – –
From net investment income .................................
(0.39) (0.25) (0.17) (0.29) (0.35)
From net realized gain ......................................
—  (0.00)
(c)
(0.07) (0.60) (0.04)
Total distributions .......................................... (0.39) (0.25) (0.24) (0.89) (0.39)
Net asset value, end of year .................................. $ 10.23  $ 10.05  $ 11.98  $ 12.40  $ 12.22
Total Return
(d)
— — — — —
Based on net asset value ..................................... 5.83% (14.06)% (1.42)% 8.88% 9.49%
Ratios to Average Net Assets
(e)
Total expenses ............................................
0.65% 0.65% 0.65% 0.69% 0.74%
Total expenses after fees waived and/or reimbursed ...................
0.47% 0.46% 0.47% 0.51% 0.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.47% 0.46% 0.47% 0.51% 0.52%
Net investment income ......................................
4.00% 2.36% 1.44% 1.98% 2.90%
Supplemental Data
Net assets, end of year (000) ................................... $ 184,953  $ 187,263  $ 232,294  $ 250,444  $ 245,548
Portfolio turnover rate
(f)
....................................... 605% 488% 647% 674% 536%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
398% 283% 334% 399% 326%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
42
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class III
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 9.93  $ 11.83  $ 12.24  $ 12.07  $ 11.40
Net investment income
(a)
....................................
0.37  0.22  0.13  0.21  0.31
Net realized and unrealized gain (loss) ...........................
0.16  (1.90) (0.34) 0.81  0.71
Net increase (decrease) from investment operations ................... 0.53  (1.68) (0.21) 1.02  1.02
Distributions
(b)
– – – – –
From net investment income .................................
(0.36) (0.22) (0.13) (0.25) (0.31)
From net realized gain ......................................
—  (0.00)
(c)
(0.07) (0.60) (0.04)
Total distributions .......................................... (0.36) (0.22) (0.20) (0.85) (0.35)
Net asset value, end of year .................................. $ 10.10  $ 9.93  $ 11.83  $ 12.24  $ 12.07
Total Return
(d)
— — — — —
Based on net asset value ..................................... 5.43% (14.28)% (1.69)% 8.54% 9.05%
Ratios to Average Net Assets
(e)
Total expenses ............................................
0.86% 0.86% 0.87% 0.92% 0.97%
Total expenses after fees waived and/or reimbursed ...................
0.78% 0.77% 0.78% 0.82% 0.85%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.78% 0.77% 0.78% 0.82% 0.83%
Net investment income ......................................
3.70% 2.07% 1.12% 1.67% 2.58%
Supplemental Data
Net assets, end of year (000) ................................... $ 654,670  $ 564,245  $ 614,967  $ 470,328  $ 385,784
Portfolio turnover rate
(f)
....................................... 605% 488% 647% 674% 536%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
398% 283% 334% 399% 326%
See notes to financial statements.

Notes to Financial Statements
43
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 2 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Total Return V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
44
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Statement(s) of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service.Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay

Notes to Financial Statements
(continued)
45
Notes to Financial Statements
from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
46
issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan

Notes to Financial Statements
(continued)
47
Notes to Financial Statements
interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
48
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

Notes to Financial Statements
(continued)
49
Notes to Financial Statements
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
50
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock High Yield V.I.
Fund, a series of the Company, at the following annual rates:
For the year ended December 31, 2023, the aggregate average daily net assets of the Fund and BlackRock High Yield V.I. Fund were approximately $1,554,238,202.
The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-
Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2023, the class specific distribution fees borne directly by Class III were $1,543,016.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended
December 31, 2023 , the amount waived was $32,745.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million- $500 million ................................................................................................. 0.45
$500 million- $750 million ................................................................................................. 0.40
Greater than $750 million ................................................................................................. 0.35
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 313,955 $ 797,092 $ 1,111,047

Notes to Financial Statements
(continued)
51
Notes to Financial Statements
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2023, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”).
The expense limitations as a percentage of average daily net assets are as follows:
In addition, with respect to Class I shares, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses including interest expense, and excluding dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund's business to 0.60% of average daily net assets through June 30, 2024.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended December 31, 2023, purchases and sales related to mortgage dollar rolls were $1,704,340,733 and $1,703,737,032, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Class I ................................................................................................................
0.00%
Class III ...............................................................................................................
0.06
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 313,955
Class III ...................................................................................................... 426,768
$ 740,723
Class I Class III
Expense Limitations .................................................................................. 0.60% 1.50%
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Total Return V.I. Fund ........................................... $ 475,257,958 $ 374,311,922 $ 4,716,126,432 $ 4,609,612,577

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
52
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the accounting for swap agreements and classification of investments.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock Total Return V.I. Fund
Ordinary income ........................................................................................... $ 29,394,455 $ 16,665,421
Long-term capital gains ...................................................................................... — 141,499
$ 29,394,455 $ 16,806,920
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Total Return V.I. Fund ........................................................... $ (94,399,876) $ (35,696,867) $ (130,096,743)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Return V.I. Fund ....................................... $ 1,058,289,940 $ 14,357,497 $ (49,001,506) $ (34,644,009)

Notes to Financial Statements
(continued)
53
Notes to Financial Statements
industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
54
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Total Return V.I. Fund
Class I
Shares sold .............................................
1,026,269 $ 10,391,606 1,269,585 $ 13,566,880
Shares issued in reinvestment of distributions ........................
713,483 7,172,580 422,553 4,498,977
Shares redeemed .........................................
(2,291,240) (23,078,749) (2,457,355) (26,337,879)
(551,488) $ (5,514,563) (765,217) $ (8,272,022)
Class III
Shares sold .............................................
10,380,895 $ 104,170,985 9,133,898 $ 97,878,389
Shares issued in reinvestment of distributions ........................
2,201,379 21,832,525 1,055,485 11,052,742
Shares redeemed .........................................
(4,628,069) (46,005,912) (5,341,159) (55,740,941)
7,954,205 $ 79,997,598 4,848,224 $ 53,190,190
7,402,717 $ 74,483,035 4,083,007 $ 44,918,168

Report of Independent Registered Public Accounting Firm
55
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Total Return V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Total Return V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders
56
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
REPO_CORRA Canadian Overnight Repo Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

Statement Regarding Liquidity Risk Management Program
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Variable Series Funds, Inc. (“Variable Series
Funds”) and BlackRock Variable Series Funds II, Inc. (“Variable Series Funds II” and together with Variable Series Funds, the “Companies” and each, a “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core
V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation
V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International Index V.I. Fund, BlackRock
International V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap
Index V.I. Fund and BlackRock Total Return V.I. Fund (the “Funds”), each a series of Variable Series Funds or Variable Series Funds II, as applicable, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors (the “Board”) of Variable Series Funds, on behalf of BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund,
BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund,
BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock International Index V.I. Fund, BlackRock International V.I. Fund, BlackRock Large
Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund, met on November
16-17, 2023 and the Board of Directors of Variable Series Funds II, (together with the Board, the “Boards”), on behalf of BlackRock High Yield V.I. Fund and BlackRock
Total Return V.I. Fund met on November 14-15, 2023 (the “Meetings”) to review the Program. The Boards previously appointed BlackRock Advisors, LLC or BlackRock
Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meetings, the Committee, on behalf of
BlackRock, provided the Boards with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Director and Officer Information
2023
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
and Director
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 166 Portfolios None
Susan J. Carter
1956
Director
(Since 2019)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board Member
thereof from 2018 to 2022; Advisory Board Member, Bridges
Fund Management from 2016 to 2018; Practitioner Advisory
Board Member, Private Capital Research Institute ("PCRI") since
2017; Lecturer in the Practice of Management, Yale School of
Management since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member, Tostan
since 2021; Member of the President's Counsel, Commonfund
since 2023.
28 RICs consisting of 166 Portfolios None
Collette Chilton
1958
Director
(Since 2019)
Senior advisor, Insignia since 2024; Chief Investment Officer,
Williams College from 2006 to 2023; Chief Investment Officer,
Lucent Asset Management Corporation from 1998 to 2006;
Director, Boys and Girls Club of Boston since 2017; Director,
B1 Capital since 2018; Director, David and Lucile Packard
Foundation since 2020.
28 RICs consisting of 166 Portfolios None
Neil A. Cotty
1954
Director
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 166 Portfolios None
Lena G. Goldberg
1949
Director
(Since 2016)
Director, Pioneer Public Interest Law Center since 2023; Director,
Charles Stark Draper Laboratory, Inc. from 2013 to 2021; Senior
Lecturer, Harvard Business School from 2008 to 2021; FMR
LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President
- Strategic Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from 1985 to
1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 166 Portfolios None
Henry R. Keizer
1956
Director
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022. 28 RICs consisting of 166 Portfolios GrafTech International Ltd.
(materials manufacturing);
Sealed Air Corp.
(packaging); WABCO
(commercial vehicle
safety systems) from 2015
to 2020; Hertz Global
Holdings (car rental) from
2015 to 2021.
Cynthia A. Montgomery
1952
Director
(Since 2019)
Professor, Harvard Business School since 1989. 28 RICs consisting of 166 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Director
(Since 2015)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee
thereof since 2020; Director, Athena Capital Advisors LLC
(investment management firm) from 2013 to 2020; Trustee, Vice
Chair, Member of the Executive Committee and Chair of the
Investment Committee, Cornell University from 2004 to 2019;
Member of the Board and Investment Committee, University
School from 2007 to 2018; Member of Affordable Housing
Supply Board of Jackson, Wyoming from 2017 to 2022; Member,
Investment Funds Committee, State of Wyoming from 2017
to 2023; Trustee, Artstor (a Mellon Foundation affiliate) from
2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since 2014.
28 RICs consisting of 166 Portfolios None
Kenneth L. Urish
1951
Director
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
2001, Emeritus since 2022; Principal, UP Strategic Wealth
Investment Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee, Pittsburgh
Catholic Publishing Associates from 2003 to 2008; Director, Inter-
Tel from 2006 to 2007; Member, Advisory Board, ESG Competent
Boards since 2020.
28 RICs consisting of 166 Portfolios None
Claire A. Walton
1957
Director
(Since 2019)
Advisory Board Member, Grossman School of Business at the
University of Vermont since 2023; Advisory Board Member,
Scientific Financial Systems since 2022; General Partner of
Neon Liberty Capital Management, LLC from 2003 to 2023; Chief
Operating Officer and Chief Financial Officer of Liberty Square
Asset Management, LP from 1998 to 2015; Director, Boston
Hedge Fund Group from 2009 to 2018; Director, Massachusetts
Council on Economic Education from 2013 to 2015; Director,
Woodstock Ski Runners from 2013 to 2022.
28 RICs consisting of 166 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders
Interested Directors
(a)(d)
(a)
The address of each Director is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The
Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Director joined the Board, certain Independent Directors first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A. Montgomery, 1994; Mark
Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 268 Portfolios None
John M. Perlowski
(e)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 270 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company's Directors and Officers is available in the Company's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Company.

Director and Officer Information
2023
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds II, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board
(Since 2022)
Director
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
69 RICs consisting of 102 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance); TotalEnergies
SE (multi-energy)
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022)
Director
(Since 2019)
Baker Foundation Professor and George Fisher Baker Jr.
Professor of Business Administration, Emeritus, Harvard
Business School since 2022; George Fisher Baker Jr. Professor of Business Administration, Harvard Business School from
2008 to 2022; Deputy Dean for Academic Affairs from 2006 to
2010; Chairman of the Finance Unit, from 2005 to 2006; Senior
Associate Dean and Chairman of the MBA Program from 1999 to
2005; Member of the faculty of Harvard Business School since
1981.
71 RICs consisting of 104 Portfolios None
Cynthia L. Egan
1955
Director
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
71 RICs consisting of 104 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non-Executive Vice Chair
of the Board) (chemical
products)
Frank J. Fabozzi
(d)
1948
Director
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Professor in the Practice of Finance, Yale University
School of Management from 1994 to 2011 and currently a
Teaching Fellow in Yale's Executive Programs; Visiting Professor,
Rutgers University for the Spring 2019 semester; Visiting
Professor, New York University for the 2019 academic year;
Adjunct Professor of Finance, Carnegie Mellon University in fall
2020 semester.
71 RICs consisting of 104 Portfolios None
Lorenzo A. Flores
1964
Director
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
69 RICs consisting of 102 Portfolios None
Stayce D. Harris
1959
Director
(Since 2021)
Lieutenant General, Inspector General of the United States Air
Force from 2017 to 2019; Lieutenant General, Assistant Vice
Chief of Staff and Director, Air Staff, United States Air Force
from 2016 to 2017; Major General, Commander, 22nd Air Force,
AFRC, Dobbins Air Reserve Base, Georgia from 2014 to 2016;
Pilot, United Airlines from 1990 to 2020.
69 RICs consisting of 102 Portfolios KULR Technology Group,
Inc. in 2021; The Boeing
Company (airplane
manufacturer)
J. Phillip Holloman
1955
Director
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
69 RICs consisting of 102 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation); Vestis
Corporation (uniforms and
facilities services)
Catherine A. Lynch
(d)
1961
Director
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
71 RICs consisting of 104 Portfolios PennyMac Mortgage
Investment Trust

Director and Officer Information
(continued)
Director and Officer Information
Non-Management Interested Directors
(a)(f)
Interested Directors
(a)(e)
(a)
The address of each Director is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Directors became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Ms. Egan, Dr. Kester, Ms. Lynch, Mr. Steinmetz and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both "interested persons," as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex .
(f)
Mr. Steinmetz is currently classified as a non-management interested Director based on his former directorship at another company that is not an affiliate of BlackRock, Inc. Mr. Steinmetz does not currently serve as an officer or employee of BlackRock, Inc. or its affiliates or own any securities of BlackRock, Inc. It is anticipated that Mr. Steinmetz will become an Independent Director effective January 19, 2024.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Arthur P. Steinmetz
1958
Director
(Since 2023)
Consultant, Posit PBC (enterprise data science) since 2020;
Director, ScotiaBank (U.S.) from 2020 to 2023; Chairman, Chief
Executive Officer and President of OppenheimerFunds, Inc. from
2015, 2014 and 2013, respectively to 2019; Trustee, President and Principal Executive Officer of 104 OppenheimerFunds
funds from 2014 to 2019; Portfolio manager of various
OppenheimerFunds fixed income mutual funds from 1986 to
2014.
70 RICs consisting of 103 Portfolios Trustee of 104
OppenheimerFunds funds
from 2014 to 2019
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 268 Portfolios None
John M. Perlowski
(d)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 270 Portfolios None

Director and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company’s Directors and Officers is available in the Company’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Company.
Effective December 31, 2023, Frank Fabozzi retired as Director of the Company.
Effective January 19, 2024, Arthur Steinmetz became an Independent Director of the Company.

Additional Information
Additional Information
Proxy Results
BlackRock Variable Series Fund II, Inc.
A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023, to elect a Board of Directors of the Funds.
Approved the Directors* as follows:
* Denotes Company-wide proposal and voting results.
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market V.I. Fund) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The  BlackRock Government Money Market V.I. Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Votes For Votes Against Votes Abstained
Lorenzo A. Flores 165,877,905 7,167,763 5,268,252
Stayce D. Harris 168,537,404 5,550,910 4,225,606
J. Phillip Holloman 166,412,722 6,748,265 5,152,933
Arthur P. Steinmetz 166,016,052 7,816,104 4,481,763

Additional Information
(continued)
2023
BlackRock Annual Report to Shareholders
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)
Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(d)
New York, NY 10019
Willkie Farr & Gallagher LLP
(e)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(e)
For BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the
Funds. Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
BlackRock Government Money Market V.I. Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s
current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
VS-12/23-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Frank Fabozzi
Lorenzo A. Flores
Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield V.I. Fund	$40,698	$39,168	$0	$44	$15,500	$14,900	$407	$431
BlackRock Total Return V.I. Fund	$51,918	$49,878	$0	$44	$15,500	$14,900	$407	$431

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,154,000	$2,098,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,154,000 and $2,098,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield V.I. Fund	$15,907	$15,375
BlackRock Total Return V.I. Fund	$15,907	$15,375

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,154,000	$2,098,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

<<section302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: February 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: February 15, 2024

By:     /s/ Trent Walker
          Trent Walker

Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds II, Inc.

Date: February 15, 2024